UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number     811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL 32751

(Address of principal executive offices)             (Zip code)

Art Ally, The Timothy Plan

1055 Maitland Center Commons, Maitland, FL 32751

(Name and address of agent for service)

Registrant’s telephone number, including area code:        800-846-7526

Date of fiscal year end:  9/30

Date of reporting period: 3/31/19

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s audited annual financial reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

TIMOTHY PLAN
1994
25
2019
YEARS

SEMI-ANNUAL REPORT

March 31, 2019

TIMOTHY PLAN FAMILY OF FUNDS

Small Cap Value

CLASS	TICKER	CUSIP
A	TPLNX	887432409
C	TSVCX	887432839
I	TPVIX	887432482

Large/Mid Cap Value

CLASS	TICKER	CUSIP
A	TLVAX	887432607
C	TLVCX	887432805
I	TMVIX	887432474

Aggressive Growth

CLASS	TICKER	CUSIP
A	TAAGX	887432813
C	TCAGX	887432698
I	TIAGX	887432524

Large/Mid Cap Growth

CLASS	TICKER	CUSIP
A	TLGAX	887432789
C	TLGCX	887432680
I	TPLIX	887432490

Growth & Income

CLASS	TICKER	CUSIP
A	TGIAX	887432383
C	TGCIX	887432375
I	TIGIX	887432367

Fixed Income

CLASS	TICKER	CUSIP
A	TFIAX	887432888
C	TFICX	887432862
I	TPFIX	887432466

High Yield Bond

CLASS	TICKER	CUSIP
A	TPHAX	887432615
C	TPHCX	887432623
I	TPHIX	887432458

International

CLASS	TICKER	CUSIP
A	TPIAX	887432631
C	TPICX	887432599
I	TPIIX	887432516

Emerging Markets

CLASS	TICKER	CUSIP
A	TPEMX	887432540
C	TPECX	887432532
I	TIEMX	887432391

Israel Common Values

CLASS	TICKER	CUSIP
A	TPAIX	887432565
C	TPCIX	887432557
I	TICIX	887432441

Defensive Strategies

CLASS	TICKER	CUSIP
A	TPDAX	887432581
C	TPDCX	887432573
I	TPDIX	887432433

Strategic Growth

CLASS	TICKER	CUSIP
A	TSGAX	887432763
C	TSGCX	887432672

Conservative Growth

CLASS	TICKER	CUSIP
A	TCGAX	887432730
C	TCVCX	887432664

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.timothyplan.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Fund Profile

As of March 31, 2019 (Unaudited)

Aggressive Growth Fund

Top Ten Industries (% of Net Assets)

Healthcare-Products	12.4%
Software	11.5%
Money Market Fund	7.8%
Chemicals	7.2%
Internet	6.9%
Commercial Services	6.5%
Computers	6.1%
Banks	6.0%
Electronics	6.0%
Retail	6.0%
Other Assets Less Liabilities - Net	23.6%
100.0%

Large/Mid Cap Growth Fund

Top Ten Industries (% of Net Assets)

Retail	15.2%
Semiconductors	11.1%
Electronics	7.5%
Software	7.2%
Healthcare - Products	6.4%
Internet	5.6%
Computers	5.5%
Pharmaceuticals	4.6%
Money Market Fund	4.0%
Oil & Gas	3.6%
Other Assets Less Liabilities - Net	29.3%
100.0%

Large/Mid Cap Value Fund

Top Ten Industries (% of Net Assets)

Electronics	13.4%
Food	7.6%
Semiconductors	6.3%
Electric	6.2%
Banks	6.1%
REITS	6.0%
Healthcare-Products	5.6%
Oil & Gas	5.4%
Insurance	5.3%
Money Market Fund	4.1%
Other Assets Less Liabilities - Net	34.0%
100.0%

High Yield Bond Fund

Top Ten Industries (% of Net Assets)

Corporate Bonds	97.7%
Money Market Fund	3.4%
Other Assets Less Liabilities - Net	(1.1)%
100.0%

International Fund

Top Ten Industries (% of Net Assets)
Banks	11.5%
Telecommunications	7.1%
Insurance	7.0%
Internet	6.9%
Oil & Gas	5.2%
Food	5.1%
Software	5.1%
Diversified Financial Services	3.9%
Money Market Fund	3.8%
Engineering & Construction	3.5%
Other Assets Less Liabilities - Net	40.9%
100.0%

Small Cap Value Fund

Top Ten Industries (% of Net Assets)
Banks	13.4%
REITS	11.3%
Oil & Gas	5.8%
Retail	5.8%
Insurance	5.5%
Building Materials	5.3%
Food	5.0%
Machinery - Diversified	4.6%
Office Furnishings	3.9%
Auto Parts & Equipment	2.9%
Other Assets Less Liabilities - Net	36.5%
100.0%

Fixed Income Fund

Top Ten Industries (% of Net Assets)
Government Notes & Bonds	39.4%
Corporate Bonds	29.7%
Government Mortgage - Backed Securities	28.4%
Money Market Fund	2.5%
Other Assets Less Liabilities - Net	0.0%
100.0%

Israel Common Values Fund

Top Ten Industries (% of Net Assets)
Banks	15.9%
Money Market Fund	9.0%
Real Estate	8.2%
Oil & Natural Gas	8.1%
Telecommunications	7.3%
Software	6.8%
Semiconductors	6.3%
Food	6.1%
Computers	5.7%
Insurance	5.6%
Other Assets Less Liabilities - Net	21.0%
100.0%

Fund Profile

As of March 31, 2019 (Unaudited) (Continued)

Defensive Strategies Fund

Top Ten Industries
(% of Net Assets)

Treasury Inflation Protected Securities (TIPS)	28.5%
Alternative Investments	21.4%
REITS	20.7%
Mining	7.4%
Oil & Gas	7.1%
Money Market Fund	3.7%
Corporate Bonds	2.1%
Chemicals	1.5%
Machinery - Diversified	1.5%
Iron/Steel	1.4%
Other Assets Less Liabilities - Net	4.7%
100.0%

Conservative Growth Fund

Top Ten Industries
(% of Net Assets)

Mutual Funds	95.9%
Money Market Fund	3.9%
Other Assets Less Liabilities - Net	0.2%
100.0%

Growth & Income Fund

Top Ten Industries
(% of Net Assets)

Money Market Fund	33.6%
Government Notes, Bonds & Agencies	30.9%
Treasury Inflation Protected Securities (TIPS)	9.5%
Auto Parts & Equipment	3.2%
Insurance	3.2%
Home Builders	2.5%
Retail	2.4%
Building Materials	2.2%
Semiconductors	1.7%
Computers	1.4%
Other Assets Less Liabilities - Net	9.4%
100.0%

Strategic Growth Fund

Top Ten Industries
(% of Net Assets)
Mutual Funds	98.3%
Money Market Fund	1.8%
Other Assets Less Liabilities - Net	(0.1)%
100.0%

Emerging Markets Fund

Top Ten Industries
(% of Net Assets)
Banks	16.5%
Money Market Fund	12.2%
REITS	8.0%
Commercial Services	6.8%
Preferred Stock	6.7%
Telecommunications	5.9%
Oil & Gas	4.6%
Food	4.0%
Aerospace/Defense	3.8%
Building Materials	3.8%
Other Assets Less Liabilities - Net	27.7%
100.0%

Schedule of Investments | Aggressive Growth Fund

As of March 31, 2019 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 92.3%
	AEROSPACE/DEFENSE - 1.5%
4,144	HEICO Corp.	$393,141

	BANKS - 6.0%
14,440	CenterState Banks, Inc.	343,817
6,602	East West Bancorp, Inc.	316,698
2,406	SVB Financial Group *	534,998
8,861	Western Alliance Bancorp *	363,656
		1,559,169
	BIOTECHNOLOGY - 2.3%
18,229	Amarin Corp PLC ADR *	378,434
1,348	Sage Therapeutics, Inc. *	214,399
		592,833
	CHEMICALS - 7.2%
7,750	Albemarle Corp.	635,345
4,170	FMC Corp.	320,340
2,915	Ingevity Corp. *	307,853
11,969	Mosaic Co.	326,873
1,506	Quaker Chemical Corp.	301,697
		1,892,108
	COMMERCIAL SERVICES - 6.5%
12,065	ASGN, Inc. *	766,007
1,918	FleetCor Technologies, Inc. *	472,960
3,530	Strategic Education, Inc.	463,524
		1,702,491
	COMPUTERS - 6.1%
2,633	EPAM Systems, Inc. *	445,319
22,551	Rapid7, Inc. *	1,141,306
		1,586,625
	DISTRIBUTION/WHOLESALE - 0.6%
2,946	KAR Auction Services, Inc.	151,159

	ELECTRONICS - 6.0%
7,415	Fortive Corp.	622,044
6,874	Keysight Technologies, Inc. *	599,413
8,795	Trimble, Inc. *	355,318
		1,576,775
	HEALTHCARE - PRODUCTS - 12.4%
5,937	DENTSPLY SIRONA, Inc.	294,416
2,491	Edwards Lifesciences Corp. *	476,603
7,480	Henry Schein, Inc. *	449,623
1,407	ICU Medical, Inc. *	336,737
9,142	Insulet Corp. *	869,313
2,743	Teleflex, Inc.	828,825
		3,255,517
	HEALTHCARE - SERVICES - 3.0%
4,260	Encompass Health Corp.	248,784
3,921	ICON PLC *	535,530
		784,314
	INSURANCE - 1.0%
9,974	American Equity Investment Life Holding Co.	269,498

	INTERNET - 6.9%
1,500	Palo Alto Networks, Inc. *	364,320
2,095	Proofpoint, Inc. *	254,396
10,985	RingCentral, Inc. - Class A *	1,184,183
		1,802,899
	LEISURE TIME - 1.0%
5,007	Brunswick Corp.	252,002

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Aggressive Growth Fund

As of March 31, 2019 (Unaudited) (Continued)

Shares		Fair Value

	MACHINERY - CONSTRUCTION & MINING - 1.7%
5,885	Oshkosh Corp.	$442,140

	MACHINERY - DIVERSIFIED - 1.1%
3,247	Kadant, Inc.	285,606

	OIL & GAS - 0.9%
2,080	Concho Resources, Inc.	230,797

	PHARMACEUTICALS - 3.9%
1,514	Ascendis Pharma ADR *	178,198
1,022	DexCom, Inc. *	121,720
4,033	PRA Health Sciences, Inc. *	444,800
2,270	Sarepta Therapeutics, Inc. *	270,561
		1,015,279
	RETAIL - 6.0%
2,274	Burlington Stores, Inc. *	356,290
6,746	Ollie’s Bargain Outlet Holdings, Inc. *	575,636
7,250	Texas Roadhouse, Inc.	450,878
1,979	Tractor Supply Co.	193,467
		1,576,271
	SEMICONDUCTORS - 4.6%
8,463	Advanced Micro Devices, Inc. *	215,976
4,108	Monolithic Power System, Inc.	556,593
4,782	NXP Semiconductors NV	422,681
		1,195,250
	SOFTWARE - 11.5%
2,992	COVETRUS, Inc. *	95,295
6,969	Fidelity National Information Services, Inc.	788,194
44,431	Glu Mobile, Inc. *	486,075
6,132	InterXion Holding NV *	409,188
7,742	ManTech International Corp.	418,223
1,643	MSCI, Inc.	326,694
1,916	ServiceNow, Inc. *	472,275
		2,995,944
	TELECOMMUNICATIONS - 2.1%
55,573	Vonage Holdings Corp. *	557,953

	TOTAL COMMON STOCK (Cost $20,858,094)	24,117,771

	MONEY MARKET FUND - 7.8%
2,039,304	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.30% (A) (Cost $2,039,304)	2,039,304

	TOTAL INVESTMENTS - 100.1% (Cost $22,897,398)	$26,157,075
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.1) %	(31,560)
	NET ASSETS - 100.0%	$26,125,515

* Non-income producing securities.

ADR - American Depositary Receipt.

PLC - Public Limited Co.

(A) Variable rate security; the rate shown represents the yield at March 31, 2019.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | International Fund

As of March 31, 2019 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 95.7%
	APPAREL - 1.2%
187,360	Prada SpA (ADR)	$1,123,223

	AUTO PARTS & EQUIPMENT - 2.5%
28,400	Magna International, Inc. - Class A	1,382,796
64,800	Valeo SA (ADR)	937,980
		2,320,776
	BANKS - 11.5%
41,839	DBS Group Holdings Ltd. (ADR)	3,124,537
134,000	DNB ASA (ADR)	2,467,610
72,500	Intesa Sanpaola SpA (ADR)	1,064,663
82,600	KBC Group NV (ADR)	2,877,784
462,000	Mizuho Financial Group, Inc. (ADR)	1,413,720
		10,948,314
	BUILDING MATERIALS - 1.2%
52,600	Xinyi Glass Holdings Ltd. (ADR)	1,177,924

	CHEMICALS - 2.8%
27,600	Arkema SA (ADR)	2,641,044

	COMMERCIAL SERVICES - 1.9%
19,000	Ashtead Group PLC (ADR)	1,834,545

	COSMETICS/PERSONAL CARE - 0.9%
12,000	Shiseido Co. Ltd. (ADR)	867,900

	DIVERSIFIED FINANCIAL SERVICES - 3.9%
44,000	Deutsche Boerse AG (ADR)	562,100
44,100	ORIX Corp. (ADR)	3,169,467
		3,731,567
	ELECTRIC - 1.6%
166,000	Enel SpA (ADR)	1,055,760
68,900	Power Assets Holdings Ltd. (ADR)	479,544
		1,535,304
	ENGINEERING & CONSTRUCTION - 3.5%
137,000	Vinci SA (ADR)	3,326,360

	FOOD - 5.1%
18,000	Kerry Group PLC (ADR)	2,049,840
125,000	Mowi ASA (ADR)	2,797,500
		4,847,340
	FOREST PRODUCTS & PAPER - 0.5%
10,000	Mondi PLC (ADR)	438,800

	HAND/MACHINE TOOLS - 2.9%
82,650	Techtronic Industries Co. (ADR)	2,781,999

	HEALTHCARE - PRODUCTS - 2.5%
58,000	Smith & Nephew PLC (ADR)	2,326,380

	HEALTHCARE - SERVICES - 2.5%
58,000	Fresenius Medical Care AG & Co. (ADR)	2,350,740

	HOME BUILDERS - 1.0%
58,000	Sekisui House Ltd. (ADR)	961,350

	INSURANCE - 7.0%
60,300	Ageas (ADR)	2,913,998
67,000	AIA Group Ltd. (ADR)	2,682,345
44,200	Muenchener Rueckversicherungs AG (ADR)	1,046,435
		6,642,778

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | International Fund

As of March 31, 2019 (Unaudited) (Continued)

Shares		Fair Value

	INTERNET - 6.9%
30,000	SINA Corp. *	$1,777,200
64,800	Tencent Holdings Ltd. (ADR)	2,979,504
52,700	Yandex NV *	1,809,718
		6,566,422

	LEISURE TIME - 0.8%
46,000	Shimano, Inc. (ADR)	747,270

	MACHINERY - DIVERSIFIED - 1.9%
53,500	Atlas Copco AB (ADR)	1,329,742
47,000	CNH Industrial NV	479,400
		1,809,142
	METAL FABRICATE/HARDWARE - 0.6%
21,000	Tenaris SA (ADR)	593,250

	MINING - 1.8%
29,000	Rio Tinto PLC (ADR)	1,706,650

	MISCELLANEOUS MANUFACTURING - 2.0%
41,138	FUJIFILM Holdings Corp. (ADR)	1,873,630

	OIL & GAS - 5.2%
61,100	Eni SpA (ADR)	2,153,164
125,000	EQUINOR ASA (ADR)	2,746,250
		4,899,414
	OIL & GAS SERVICES - 1.4%
55,600	Technip SA *	1,307,712

	PHARMACEUTICALS - 2.0%
55,500	Ipsen SA (ADR)	1,891,995

	RETAIL - 1.9%
152,400	Arcos Dorados Holdings, Inc.	1,092,708
44,000	Pan Pacific International Holdings Corp. (ADR)	728,640
		1,821,348
	SEMICONDUCTORS - 1.9%
9,500	Mellanox Technologies Ltd. *	1,124,420
8,000	NXP Semiconductors NV	707,120
		1,831,540
	SOFTWARE - 5.1%
36,700	Amadeus IT Holdings SA (ADR)	2,940,404
50,140	Open Text Corp.	1,926,880
		4,867,284
	TELECOMMUNICATIONS - 7.1%
73,000	BT Group PLC (ADR)	1,079,670
18,600	Nice Ltd. (ADR) *	2,278,686
63,900	Nippon Telegraph & Telephone Corp. (ADR)	2,729,808
110,000	Nokia OYJ (ADR)	629,200
		6,717,364
	TRANSPORTATION - 2.9%
13,400	Canadian Pacific Railway Ltd.	2,760,802

	TRUCKING & LEASING - 1.7%
34,900	AerCap Holdings NV *	1,624,246

	TOTAL COMMON STOCK (Cost $84,022,288)	90,874,413

	MONEY MARKET FUND - 3.8%
3,658,484	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.30% (A) (Cost $3,658,484)	3,658,484

	TOTAL INVESTMENTS - 99.5% (Cost $87,680,772)	$94,532,897
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.5%	437,391
	NET ASSETS - 100.0%	$94,970,288

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | International Fund

As of March 31, 2019 (Unaudited) (Continued)

*Non-income producing securities.

ADR - American Depositary Receipt.

PLC - Public Limited Co.

(A) Variable rate security; the rate shown represents the yield at March 31, 2019.

Diversification of Assets
Country	% of Net Assets
Japan	13.2%
Britain	9.7%
France	9.3%
Norway	8.4%
Hong Kong	7.5%
Canada	6.4%
Belgium	6.1%
Italy	5.7%
China	5.0%
Germany	4.2%
Ireland	3.9%
Israel	3.6%
Singapore	3.3%
Spain	3.1%
Russia	1.9%
Sweden	1.4%
Uruguay	1.2%
Netherlands	0.8%
Finland	0.7%
Luxembourg	0.3%

Total	95.7%
Money Market Fund	3.8%
Other Assets Less Liabilities - Net	0.5%

Grand Total	100.0%

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Large/Mid Cap Growth Fund

As of March 31, 2019 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 96.0%
	AEROSPACE/DEFENSE - 1.9%
10,111	General Dynamics Corp.	$1,711,590

	BANKS - 3.5%
21,660	East West Bancorp, Inc.	1,039,030
7,197	SVB Financial Group *	1,600,325
13,298	Western Alliance Bancorp *	545,750
		3,185,105
	BIOTECHNOLOGY - 1.9%
2,941	Sage Therapeutics, Inc. *	467,766
6,660	Vertex Pharmaceuticals, Inc. *	1,225,107
		1,692,873
	CHEMICALS - 1.9%
12,457	Albemarle Corp.	1,021,225
9,446	FMC Corp.	725,642
		1,746,867
	COMMERCIAL SERVICES - 1.5%
6,614	Grand Canyon Education, Inc. *	757,369
2,395	MarketAxess Holdings, Inc.	589,362
		1,346,731
	COMPUTERS - 5.5%
4,512	EPAM Systems, Inc. *	763,115
11,090	Nutanix, Inc. *	418,537
50,422	Rapid7, Inc. *	2,551,857
25,775	Western Digital Corp.	1,238,746
		4,972,255
	DISTRIBUTION/WHOLESALE - 1.0%
16,770	KAR Auction Services, Inc.	860,469

	DIVERSIFIED FINANCIAL SERVICES - 2.3%
27,833	Intercontinental Exchange, Inc.	2,119,205

	ELECTRIC - 1.3%
37,609	PPL Corp.	1,193,710

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.6%
20,859	Emerson Electric Co.	1,428,216

	ELECTRONICS - 7.5%
19,280	Amphenol Corp. - Class A	1,820,803
13,128	Fortive Corp.	1,101,308
18,396	Honeywell International, Inc.	2,923,492
10,506	Keysight Technologies, Inc. *	916,123
		6,761,726
	FOOD - 2.0%
12,313	McCormick & Co., Inc.	1,854,707

	HEALTHCARE - PRODUCTS - 6.4%
1,230	ABIOMED, Inc. *	351,276
5,095	Edwards Lifesciences Corp. *	974,826
20,567	Henry Schein, Inc. *	1,236,282
7,322	Insulet Corp. *	696,249
1,845	Intuitive Surgical, Inc. *	1,052,720
4,897	Teleflex, Inc.	1,479,678
		5,791,031
	HEALTHCARE - SERVICES - 1.0%
17,938	Centene Corp. *	952,508

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Large/Mid Cap Growth Fund

As of March 31, 2019 (Unaudited) (Continued)

Shares		Fair Value

	INSURANCE - 2.2%
25,802	Arthur J. Gallagher & Co.	$2,015,136

	INTERNET - 5.6%
29,785	CDW Corp.	2,870,380
4,570	GrubHub, Inc. *	317,478
7,940	Palo Alto Networks, Inc. *	1,928,467
		5,116,325
	MACHINERY - CONSTRUCTION & MINING - 2.5%
10,531	Caterpillar, Inc.	1,426,845
11,350	Oshkosh Corp.	852,725
		2,279,570
	MACHINERY - DIVERSIFIED - 1.2%
13,846	Xylem, Inc.	1,094,388

	OIL & GAS - 3.6%
3,342	Concho Resources, Inc.	370,828
33,793	ConocoPhillips	2,255,345
6,276	Diamondback Energy, Inc.	637,202
		3,263,375
	PHARMACEUTICALS - 4.6%
7,767	Elanco Animal Health, Inc. *	249,088
8,107	Neurocrine Biosciences, Inc. *	714,227
7,367	Sarepta Therapeutics, Inc. *	878,073
23,063	Zoetis, Inc.	2,321,752
		4,163,140
	RETAIL - 15.2%
7,133	Burlington Stores, Inc. *	1,117,598
8,906	Costco Wholesale Corp.	2,156,499
12,485	Dollar General Corp.	1,489,460
29,137	Lowe’s Cos, Inc.	3,189,627
3,008	Lululemon Athletica, Inc. *	492,921
5,278	O’Reilly Automotive, Inc. *	2,049,447
23,850	Restaurant Brands International, Inc.	1,552,873
13,390	Texas Roadhouse, Inc.	832,724
9,620	Tractor Supply Co.	940,451
		13,821,600
	SEMICONDUCTORS - 11.1%
12,851	Advanced Micro Devices, Inc. *	327,958
6,921	Broadcom Ltd.	2,081,214
24,741	Maxim Integrated Products, Inc.	1,315,479
33,937	Micron Technology, Inc. *	1,402,616
6,247	Monolithic Power Systems, Inc.	846,406
14,123	NVIDIA Corp.	2,535,926
17,521	NXP Semiconductors NV	1,548,681
		10,058,280
	SOFTWARE - 7.2%
8,227	COVETRUS, Inc. *	262,030
11,189	Fidelity National Information Services, Inc.	1,265,476
23,630	InterXion Holding NV *	1,576,830
15,217	PTC, Inc. *	1,402,703
8,063	ServiceNow, Inc. *	1,987,449
		6,494,488
	TELECOMMUNICATIONS - 0.8%
75,864	Vonage Holdings Corp. *	761,675

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Large/Mid Cap Growth Fund

As of March 31, 2019 (Unaudited) (Continued)

Shares		Fair Value

	TRANSPORTATION - 2.7%
14,308	CSX Corp.	$1,070,525
13,356	JB Hunt Transport Services, Inc.	1,352,830
		2,423,355

	TOTAL COMMON STOCK (Cost $75,304,025)	87,108,325

	MONEY MARKET FUND - 4.0%
3,620,949	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.30% (A) (Cost $3,620,949)	3,620,949

	TOTAL INVESTMENTS - 100.0% (Cost $78,924,974)	$90,729,274
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.0% **	(16,189)

	NET ASSETS - 100.0%	$90,713,085

*Non-income producing securities.

** Amount is less than 0.05%

(A) Variable rate security; the rate shown represents the yield at March 31, 2019.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Small Cap Value Fund

As of March 31, 2019 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 86.0%
	AEROSPACE/DEFENSE - 2.1%
50,180	Kaman Corp.	$2,932,519

	APPAREL - 2.1%
38,840	Oxford Industries, Inc.	2,923,098

	AUTO PARTS & EQUIPMENT - 2.9%
69,035	Douglas Dynamics, Inc.	2,628,162
40,255	Gentherm, Inc. *	1,483,799
		4,111,961
	BANKS - 13.4%
75,170	Central Pacific Financial Corp.	2,167,903
85,755	Columbia Banking System, Inc.	2,803,331
37,935	Glacier Bancorp, Inc.	1,520,055
87,605	Great Western Bancorp, Inc.	2,767,442
99,244	Heritage Commerce Corp.	1,200,852
77,889	Legacy Texas Financial Group, Inc.	2,912,270
82,135	Renasant Corp.	2,780,270
44,228	South State Corp.	3,022,542
		19,174,665
	BUILDING MATERIALS - 5.3%
46,911	Apogee Enterprises, Inc.	1,758,693
119,921	Continental Building Products, Inc. *	2,972,842
94,131	Universal Forest Products, Inc.	2,813,576
		7,545,111
	CHEMICALS - 2.1%
36,281	Innospec, Inc.	3,024,021

	DIVERSIFIED FINANCIAL SERVICES - 1.1%
35,540	Houlihan Lokey, Inc.	1,629,509

	ELECTRIC - 2.0%
40,975	NorthWestern Corp.	2,885,050

	ELECTRICAL COMPONENTS & EQUIPMENT - 2.0%
33,247	Novanta, Inc. *	2,817,018

	ELECTRONICS - 1.1%
17,075	OSI Systems, Inc. *	1,495,770

	ENGINEERING & CONSTRUCTION - 2.1%
57,955	Comfort Systems USA, Inc.	3,036,262

	FOOD - 5.0%
229,055	Hostess Brands, Inc. *	2,863,188
17,693	J & J Snack Foods Corp.	2,810,356
69,120	Nomad Foods Ltd. *	1,413,504
		7,087,048
	GAS - 2.1%
91,460	South Jersey Industries, Inc.	2,933,122

	HEALTHCARE - PRODUCTS - 2.1%
35,711	CONMED Corp.	2,970,441

	HOME BUILDERS - 2.0%
59,674	Installed Building Products, Inc. *	2,894,189

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Small Cap Value Fund

As of March 31, 2019 (Unaudited) (Continued)

Shares		Fair Value

	INSURANCE - 5.5%
36,245	Argo Group International Holdings Ltd	$2,561,072
37,222	Employers Holdings, Inc.	1,492,974
44,400	Mercury General Corp.	2,223,108
17,397	Safety Insurance Group, Inc.	1,515,975
		7,793,129
	MACHINERY - DIVERSIFIED 4.6%
20,537	Alamo Group, Inc.	2,052,468
40,744	Albany International Corp. - Class A	2,916,863
47,900	Columbus McKinnon Corp.	1,645,365
		6,614,696
	MISCELLANEOUS MANUFACTURER - 1.1%
66,139	Lydall, Inc. *	1,551,621

	OFFICE FURNISHINGS - 3.9%
182,145	Interface, Inc.	2,790,461
149,020	Knoll, Inc.	2,817,968
		5,608,429
	OIL & GAS - 5.8%
374,105	Callon Petroleum Co. *	2,824,493
140,601	Jagged Peak Energy, Inc. *	1,472,092
40,100	Penn Virginia Corp. *	1,768,410
443,762	SRC Energy, Inc. *	2,272,061
		8,337,056
	OIL & GAS SERVICES - 1.6%
100,265	ProPetro Holding Corp. *	2,259,973

	RETAIL - 5.8%
81,033	BJ’s Wholesale Club Holdings, Inc. *	2,220,304
142,135	Bloomin’ Brands, Inc.	2,906,661
32,304	Children’s Place, Inc.	3,142,533
		8,269,498
	SAVINGS & LOANS - 1.8%
96,448	Berkshire Hills Bancorp, Inc.	2,627,244

	SEMICONDUCTORS - 2.1%
52,350	Brooks Automation, Inc.	1,535,426
126,105	Lattice Semiconductor Corp. *	1,504,433
		3,039,859
	SOFTWARE - 2.0%
34,528	Omnicell, Inc. *	2,791,244

	TELECOMMUNICATIONS - 2.1%
244,950	Viavi Solutions, Inc. *	3,032,481

	TEXTILES - 2.3%
21,415	UniFirst Corp.	3,287,202

	TOTAL COMMON STOCK (Cost $120,266,820)	122,672,216

	REITs - 11.3%
125,232	Columbia Property Trust, Inc.	2,818,972
170,350	Easterly Government Properties, Inc.	3,068,004
56,842	PotlatchDeltic Corp.	2,148,059
187,220	Ramco-Gershenson Properties Trust	2,248,512
102,320	STAG Industrial, Inc.	3,033,788
251,672	Summit Hotel Properties, Inc.	2,871,578
	TOTAL REITs (Cost $16,809,614)	16,188,913

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Small Cap Value Fund

As of March 31, 2019 (Unaudited) (Continued)

Shares		Fair Value

	MONEY MARKET FUND - 2.8%
4,026,157	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.30% (A) (Cost $4,026,157)	$4,026,157

	TOTAL INVESTMENTS - 100.1% (Cost $141,102,591)	$142,887,286
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.1) %	(139,741)
	NET ASSETS - 100.0%	$142,747,545

* Non-income producing securities.

REITs - Real Estate Investment Trust.

(A) Variable rate security; the rate shown represents the yield at March 31, 2019.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Large/Mid Cap Value Fund

As of March 31, 2019 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 89.9%
	AEROSPACE/DEFENSE - 2.2%
28,780	General Dynamics Corp.	$4,871,878

	BANKS - 6.1%
97,650	Chemical Financial Corp.	4,019,274
53,900	East West Bancorp, Inc.	2,585,583
104,360	First Hawaiian, Inc.	2,718,578
98,815	Western Alliance Bancorp *	4,055,368
		13,378,803
	BUILDING MATERIALS - 2.0%
51,900	Eagle Materials, Inc.	4,375,170

	CHEMICALS - 3.2%
16,300	Sherwin-Williams Co.	7,020,573

	COMPUTERS - 2.0%
80,785	Amdocs Ltd.	4,371,276

	DIVERSIFIED FINANCIAL SERVICES - 3.0%
84,870	Intercontinental Exchange, Inc.	6,462,002

	ELECTRIC - 6.2%
116,440	CMS Energy Corp.	6,467,078
55,800	DTE Energy Co.	6,960,492
		13,427,570
	ELECTRIC COMPONENTS & EQUIPMENT - 3.2%
48,530	Energizer Holdings, Inc.	2,180,453
40,500	Hubbell, Inc.	4,778,190
		6,958,643
	ELECTRONICS - 13.4%
61,430	Amphenol Corp. - Class A	5,801,449
96,800	Avnet, Inc.	4,198,216
102,450	FLIR Systems, Inc.	4,874,571
34,990	Honeywell International, Inc.	5,560,611
106,920	nVent Electric PLC	2,884,702
62,650	PerkinElmer, Inc.	6,036,954
		29,356,503
	ENVIRONMENTAL CONTROL - 1.6%
78,500	Pentair PLC	3,494,035

	FOOD - 7.6%
130,890	Flowers Foods, Inc.	2,790,575
49,990	JM Smucker Co.	5,823,835
52,300	McCormick & Co., Inc.	7,877,949
		16,492,359
	HEALTHCARE - PRODUCTS - 5.6%
79,800	Dentsply Sirona, Inc.	3,957,282
114,800	Patterson Companies, Inc.	2,508,380
45,825	STERIS PLC	5,866,975
		12,332,637
	INSURANCE - 5.3%
86,500	Arthur J. Gallagher & Co.	6,755,650
22,210	Everest Re Group Ltd.	4,796,472
		11,552,122
	MACHINERY - DIVERSIFIED - 2.3%
44,050	Curtiss-Wright Corp.	4,992,627

	MEDIA - 2.6%
5,832	Cable One, Inc.	5,723,408

	MISCELLANEOUS MANUFACTURING - 1.3%
34,750	Eaton Corp. PLC	2,799,460

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Large/Mid Cap Value Fund

As of March 31, 2019 (Unaudited) (Continued)

Shares		Fair Value

	OIL & GAS - 5.4%
45,500	Diamondback Energy, Inc.	$4,619,615
50,585	EOG Resources, Inc.	4,814,680
38,795	Marathon Petroleum Corp.	2,321,881
		11,756,176
	OIL & GAS SERVICES - 0.6%
46,305	Halliburton Co.	1,356,736

	RETAIL - 3.8%
15,390	Advance Auto Parts, Inc.	2,624,457
49,900	Genuine Parts Co.	5,590,297
		8,214,754
	SEMICONDUCTORS - 6.3%
51,200	KLA - Tencor Corp.	6,113,792
14,920	Lam Research Corp.	2,670,829
95,450	Maxim Integrated Products, Inc.	5,075,076
		13,859,697
	SOFTWARE - 1.4%
29,650	Broadridge Financial Solutions, Inc.	3,074,408

	TEXTILES - 1.1%
18,800	Mohawk Industries, Inc. *	2,371,620

	TRANSPORTATION - 3.7%
47,900	Union Pacific Corp.	8,008,880

	TOTAL COMMON STOCK (Cost $165,426,426)	196,251,337

	REITs - 6.0%
28,825	Public Storage	6,277,509
36,925	Simon Property Group, Inc.	6,728,104
	TOTAL REITs (Cost $13,477,918)	13,005,613

	MONEY MARKET FUND - 4.1%
8,997,139	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.30% (A) (Cost $8,997,139)	8,997,139

	TOTAL INVESTMENTS - 100.0% (Cost $187,901,483)	$218,254,089
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.0% **	(613)
	NET ASSETS - 100.0%	$218,253,476

* Non-income producing securities.

** Less than 0.05%.

PLC - Public Limited Co.

REITs - Real Estate Investment Trust.

(A) Variable rate security; the rate shown represents the yield at March 31, 2019.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Fixed Income Fund

As of March 31, 2019 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS & NOTES - 97.5%
	CORPORATE BONDS - 29.7%
$ 1,000,000	ABB Finance USA, Inc.	2.875	5/8/2022	$1,007,815
1,000,000	Abbvie, Inc.	3.200	5/14/2026	970,174
1,000,000	American Electric Power	3.200	11/13/2027	976,967
500,000	Analog Devices, Inc.	3.900	12/15/2025	509,494
1,000,000	Aptiv Corp.	4.150	3/15/2024	1,031,449
1,000,000	Boardwalk Pipelines LP	5.750	9/15/2019	1,010,600
1,000,000	Broadridge Financial Solutions, Inc.	3.400	6/27/2026	968,744
1,000,000	Buckeye Partners LP	3.950	12/1/2026	951,721
1,000,000	Canadian Pacific RR Co.	2.900	2/1/2025	981,008
1,000,000	CBOE Holdings, Inc.	3.650	1/12/2027	1,013,012
1,000,000	Celgene Corp.	3.875	8/15/2025	1,023,415
1,000,000	Columbia Pipeline Group, Inc.	4.500	6/1/2025	1,044,621
1,000,000	CSX Corp.	3.250	6/1/2027	988,037
500,000	Digital Realty Trust LP	3.700	8/15/2027	495,541
500,000	Dollar General Corp.	4.125	5/1/2028	512,942
750,000	Eaton Corp.	2.750	11/2/2022	747,602
1,000,000	Enable Midstream Partners LP	3.900	5/15/2024	993,509
897,651	John Sevier Combined Cycle Generation LLC	4.626	1/15/2042	998,495
750,000	Johnson Controls, Inc.	5.000	3/30/2020	765,824
1,000,000	Kennametal, Inc.	3.875	2/15/2022	1,010,403
800,000	LYB International Finance BV	4.000	7/15/2023	819,291
1,500,000	NiSource Finance Corp.	3.490	5/15/2027	1,496,337
1,000,000	Nutrien Ltd.	4.000	12/15/2026	1,012,930
1,000,000	Phillips 66	3.605	2/15/2025	999,149
1,000,000	Stanley Black & Decker, Inc.	2.900	11/1/2022	1,008,277
700,000	Sunoco Logistics Partners LP	4.250	4/1/2024	719,366
1,200,000	Ventas Realty LP/CAP Corp.	3.250	8/15/2022	1,211,086
1,000,000	Zimmer Biomet Holdings, Inc.	2.700	4/1/2020	997,735
	TOTAL CORPORATE BONDS (Cost $26,245,348)			26,265,544

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 67.8%
	GOVERNMENT MORTGAGE-BACKED SECURITIES - 28.4%
570,251	GNMA Pool 783060	4.000	8/15/2040	592,882
256,329	GNMA Pool 783403	3.500	9/15/2041	263,252
308,883	GNMA Pool G2 4520	5.000	8/20/2039	330,581
385,897	GNMA Pool G2 4947	5.000	2/20/2041	413,116
1,235,089	GNMA Pool G2 MA3375	3.000	1/20/2046	1,244,586
1,041,672	GNMA Pool G2 MA3376	3.500	1/20/2046	1,066,459
737,297	GNMA Pool G2 MA3596	3.000	4/20/2046	742,053
1,880,276	GNMA Pool G2 MA3663	3.500	5/20/2046	1,924,983
882,706	GNMA Pool G2 MA3735	3.000	6/20/2046	888,131
691,374	GNMA Pool G2 MA3736	3.500	6/20/2046	707,816
1,119,289	GNMA Pool G2 MA4004	3.500	10/20/2046	1,145,906
1,095,507	GNMA Pool G2 MA4126	3.000	12/20/2046	1,102,576
783,401	GNMA Pool G2 MA4509	3.000	6/20/2047	787,981
1,075,381	GNMA Pool G2 MA4652	3.500	8/20/2047	1,099,954
1,462,726	GNMA Pool G2 MA4719	3.500	9/20/2047	1,495,988
1,480,997	GNMA Pool G2 MA4778	3.500	10/20/2047	1,514,512
1,295,326	GNMA Pool G2 MA4901	4.000	12/20/2047	1,338,539
1,206,276	GNMA Pool G2 MA4963	4.000	1/20/2048	1,246,518
1,263,125	GNMA Pool G2 MA5529	4.500	10/20/2048	1,313,409
1,268,661	GNMA Pool G2 MA5596	4.500	11/20/2048	1,319,723
1,410,513	GNMA Pool G2 MA5652	4.500	12/20/2048	1,472,050
1,294,365	GNMA Pool G2 MA5712	5.000	1/20/2049	1,356,326
1,018,086	GNMA Pool G2 MA5764	4.500	2/20/1949	1,059,178
628,755	GNMA Pool G2 MA5819	5.000	3/20/1949	660,307
	TOTAL GOVERNMENT MORTGAGE-BACKED SECURITIES (Cost $25,241,021)			25,086,826

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Fixed Income Fund

As of March 31, 2019 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	GOVERNMENT NOTES & BONDS - 39.4%
$ 4,730,000	United States Treasury Note	3.125	5/15/2021	$4,811,481
10,915,000	United States Treasury Note	2.125	6/30/2022	10,879,825
8,265,000	United States Treasury Note	2.250	11/15/2024	8,250,472
3,000,000	United States Treasury Note	2.000	8/15/2025	2,944,863
4,995,000	United States Treasury Note	1.625	2/15/2026	4,773,737
2,500,000	United States Treasury Note	4.500	2/15/2036	3,167,285
	TOTAL GOVERNMENT NOTES & BONDS (Cost $34,971,721)			34,827,663

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $60,212,742)			59,914,489

	TOTAL BONDS AND NOTES (Cost $86,458,090)			86,180,033

Shares
	MONEY MARKET FUND - 2.5%
2,230,273	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.30% (A) (Cost $2,230,273)			2,230,273

	TOTAL INVESTMENTS - 100.0% (Cost $88,688,363)			$88,410,306
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.0% *			22,954
	NET ASSETS - 100.0%			$88,433,260

GNMA - Government National Mortgage Association. LLC - Limited Liability Company.

LP - Limited Partnership.

(A) Variable rate security; the rate shown represents the yield at March 31, 2019.

* Amount is less than 0.05%

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | High Yield Bond Fund

As of March 31, 2019 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 97.7%
$ 1,000,000	Adient Global Holdings Ltd. (A)	4.875	8/15/2026	$737,500
1,000,000	Alliance Resource Operating Partners LP (A)	7.500	5/1/2025	1,045,000
500,000	Amsted Industries, Inc. (A)	5.000	3/15/2022	503,750
500,000	Amsted Industries, Inc. (A)	5.375	9/15/2024	495,000
1,000,000	Ashtead Capital, Inc. (A)	4.125	8/15/2025	987,500
950,000	B&G Foods, Inc.	5.250	4/1/2025	914,375
750,000	BBA US Holdings, Inc. (A)	5.375	5/1/2026	774,375
500,000	BWX Technologies, Inc. (A)	5.375	7/15/2026	510,000
500,000	Cascades, Inc. (A)	5.500	7/15/2022	505,000
500,000	Cemex Finance LLC (A)	6.000	4/1/2024	516,250
500,000	Centene Corp.	4.750	1/15/2025	511,250
560,000	Centennial Resource Production LLC (A)	6.875	4/1/2027	566,888
250,000	Colfax Corp. (A)	6.375	2/15/2026	266,405
250,000	Crestwood Midstream Finance Corp.	5.750	4/1/2025	257,500
1,000,000	CyrusOne Finance Corp.	5.000	3/15/2024	1,023,750
1,000,000	Dana, Inc.	5.500	12/15/2024	1,000,000
750,000	DaVita HealthCare Partners, Inc.	5.000	5/1/2025	721,500
500,000	DCP Midstream, LLC, 3 mo. LIBOR + 3.85% (A) (B)	5.850	5/21/2043	468,750
1,000,000	Delphi Technologies PLC (A)	5.000	10/1/2025	883,000
1,000,000	Energizer Holdings, Inc. (A)	5.500	6/15/2025	992,180
1,000,000	Equinix, Inc.	5.375	5/15/2027	1,052,800
750,000	FMG Resources (A)	5.125	5/15/2024	754,688
500,000	Freedom Mortgage Corp. (A)	8.250	4/15/2025	446,250
750,000	Gartner, Inc. (A)	5.125	4/1/2025	759,900
500,000	Genesis Energy LP	6.750	8/1/2022	513,750
750,000	Geo Group, Inc.	5.125	4/1/2023	669,375
500,000	Global Partners LP/ Global Finance Corp.	6.250	7/15/2022	496,250
1,000,000	Goodyear Tire & Rubber Co.	4.875	3/15/2027	917,500
575,000	Greif, Inc. (A)	6.500	3/1/2027	589,375
500,000	Hanesbrands, Inc. (A)	4.875	5/15/2026	495,800
100,000	Itron, Inc. (A)	5.000	1/15/2026	98,625
750,000	Jagged Peak Energy LLC	5.875	5/1/2026	747,413
500,000	Kaiser Aluminum Corp.	5.875	5/15/2024	515,000
1,000,000	Koppers, Inc. (A)	6.000	2/15/2025	982,500
500,000	Magnolia Oil Gas (A)	6.000	8/1/2026	507,500
300,000	MEDNAX, Inc. (A)	6.250	1/15/2027	303,750
1,000,000	Millicom International Cellular SA (A)	5.125	1/15/2028	961,250
1,000,000	MPT Operating Partnership LP	5.250	8/1/2026	1,033,750
500,000	MSCI, Inc. (A)	5.375	5/15/2027	530,000
500,000	Newmark Group, Inc.	6.125	11/15/2023	515,784
500,000	NGL Energy Partners LP	6.125	3/1/2025	485,000
1,000,000	Nova Chemicals Corp. (A)	5.250	6/1/2027	985,000
250,000	NRG Energy, Inc.	7.250	5/15/2026	275,985
1,000,000	NuStar Logistics LP	5.625	4/28/2027	1,002,500
850,000	Olin Corp.	5.125	9/15/2027	863,813
580,000	Panther BF Aggregator 2 LP (A)	6.250	5/15/2026	593,050
580,000	Panther BF Aggregator 2 LP (A)	8.500	5/15/2027	582,900
500,000	Parsley Finance Corp. (A)	5.250	8/15/2025	495,000
1,000,000	PBF Finance Corp.	7.250	6/15/2025	1,031,500
1,000,000	Plastipak Holdings, Inc. (A)	6.250	10/15/2025	940,000
500,000	Qualitytech LP (A)	4.750	11/15/2025	486,250
1,000,000	Reynolds Group Issuer, Inc. (A)	5.125	7/15/2023	1,017,500
750,000	Scotts Miracle-Gro Co.	5.250	12/15/2026	740,625
500,000	SemGroup LP	5.625	7/15/2022	496,875
500,000	SemGroup LP	6.375	3/15/2025	472,500
310,000	SS&C Technologies, Inc. (A)	5.500	9/30/2027	313,681
1,000,000	Standard Industries, Inc. (A)	5.000	2/15/2027	970,300
500,000	Steel Dynamics, Inc.	5.250	4/15/2023	510,000
1,000,000	Suburban Propane Partners LP	5.875	3/1/2027	952,500
1,000,000	Summit Midstream Holdings LLC	5.750	4/15/2025	947,500

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | High Yield Bond Fund

As of March 31, 2019 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 97.7% (Cont.)
$ 500,000	Targa Resources Partners LP	4.250	11/15/2023	$499,375
500,000	Targa Resources Partners LP	5.375	2/1/2027	513,750
500,000	Teleflex, Inc.	4.875	6/1/2026	511,875
500,000	Tenet Healthcare Corp. (A)	6.250	2/1/2027	519,650
150,000	TransDigm, Inc. (A)	6.250	3/15/2026	156,600
750,000	TRI Pointe Group, Inc.	5.875	6/15/2024	756,562
1,000,000	TTM Technologies, Inc. (A)	5.625	10/1/2025	963,750
750,000	United Rentals North America, Inc.	4.875	1/15/2028	731,400
310,000	ViaSat, Inc. (A)	5.625	4/15/2027	316,234
750,000	Vistra Operations Co. LLC (A)	5.625	2/15/2027	782,813
1,000,000	Waste Pro USA, Inc. (A)	5.500	2/15/2026	967,500
325,000	Weekley Finance Corp.	6.000	2/1/2023	314,437
500,000	Weekley Finance Corp.	6.625	8/15/2025	480,000
500,000	Whiting Petroleum Corp.	6.625	1/15/2026	492,500
500,000	WPX Energy, Inc.	5.250	9/15/2024	507,500
250,000	WPX Energy, Inc.	5.750	6/1/2026	254,688
	TOTAL CORPORATE BONDS (Cost $49,895,651)			49,502,346

Shares
	MONEY MARKET FUND - 3.4%
1,706,934	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.30% (C) (Cost $1,706,934)			1,706,934

	TOTAL INVESTMENTS - 101.1% (Cost $51,602,585)			$51,209,280
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (1.1) %			(543,961)
	NET ASSETS - 100.0%			$50,665,319

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Co.

(A) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities had a fair value of $25,771,464 and represent 50.9% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(B) Variable rate security; the interest rate shown reflects the effective rate at March 31, 2019.

(C) Variable rate security; the rate shown represents the yield at March 31, 2019.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Israel Common Values Fund

As of March 31, 2019 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 91.0%
	AEROSPACE/DEFENSE - 3.4%
17,501	Elbit Systems Ltd.	$2,257,629

	APPAREL - 0.9%
19,500	Delta-Galil Industries Ltd.	598,000

	BANKS - 15.9%
76,500	Bank Hapoalim BM (ADR)	2,539,035
423,000	Bank Leumi Le-Israel BM	2,763,396
62,300	First International Bank Of Israel Ltd. *	1,467,145
666,000	Israel Discount Bank Ltd.	2,299,304
69,000	Mizrahi Tefahot Bank Ltd. *	1,418,270
		10,487,150
	CHEMICALS - 3.8%
6,001	International Flavors & Fragrances, Inc. *	776,785
327,000	Israel Chemicals Ltd.	1,713,480
		2,490,265
	COMPUTERS - 5.7%
12,200	Check Point Software Technologies Ltd. *	1,543,178
13,500	CyberArk Software Ltd. *	1,607,175
49,210	Matrix IT Ltd.	618,828
		3,769,181
	ELECTRIC - 1.7%
20,700	Ormat Technologies, Inc.	1,141,625

	ELECTRONICS - 1.9%
35,896	Ituran Location and Control Ltd.	1,225,848

	ENERGY-ALTERNATE SOURCES - 0.0% **
6,360	Energix-Renewable Energies Ltd. *	10,029

	FOOD - 6.1%
21,700	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd. *	1,096,554
175,000	Shufersal Ltd.	1,128,301
62,500	Strauss Group Ltd.	1,497,513
24,000	Victory Supermarket Chain Ltd.	310,998
		4,033,366
	HEALTHCARE - SERVICES - 0.7%
9,000	Danel Adir Yeoshua Ltd.	482,318

	HOLDING COMPANIES - DIVERSIFIED - 1.3%
45,000	Elco Ltd.	848,706

	HOME BUILDERS - 1.3%
1,800	Bayside Land Corp.	857,509

	INSURANCE - 5.6%
59,950	Clal Insurance Enterprises Holdings Ltd. *	789,400
165,000	Harel Insurance Investments & Financial Services Ltd.	1,086,558
1,080,000	Migdal Insurance & Financial Holding Ltd. *	1,014,727
154,717	Phoenix Holdings Ltd. *	802,285
		3,692,970
	LEISURE TIME - 1.2%
116,000	Maytronics Ltd.	748,542

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Israel Common Values Fund

As of March 31, 2019 (Unaudited) (Continued)

Shares		Fair Value

	OIL & NATURAL GAS - 8.1%
345,541	Delek Drilling LP	$1,043,474
3,000	Israel Corp. Ltd.	684,999
38,200	Noble Energy, Inc.	944,686
1,845,000	Oil Refineries Ltd. *	902,331
8,000	Paz Oil Co. Ltd.	1,195,145
737,500	Ratio Oil Exploration 1992 LP *	546,620
		5,317,255
	PHARMACEUTICALS - 1.8%
1,575,013	Novolog Ltd.	505,136
6,500	Taro Pharmaceutical Industries Ltd.	702,585
		1,207,721
	REAL ESTATE - 8.2%
80,000	Alony Hetz Properties & Investments Ltd.	900,216
176,000	Amot Investments Ltd.	979,569
25,000	Azrieli Group Ltd. *	1,481,670
54,000	Gazit-Globe Ltd.	433,714
332,522	Jerusalem Economy Ltd. *	1,035,309
11,365	Melisron Ltd.	576,520
		5,406,998
	RETAIL - 1.8%
84,909	Delek Automotive Systems Ltd. *	327,531
34,300	Tadiran Holdings Ltd.	855,196
		1,182,727
	SEMICONDUCTORS - 6.3%
16,200	Mellanox Technologies Ltd. *	1,917,432
48,000	Nova Measuring Instruments Ltd. *	1,208,640
1	Tower Semiconductor Ltd. *	10
63,123	Tower Semiconductor Ltd. *	1,045,317
		4,171,399
	SOFTWARE - 6.8%
21,935	Hilan Ltd.	595,736
95,783	Magic Software Enterprises Ltd.	800,746
27,455	Pointer Telocation Ltd. *	429,671
43,500	Radware Ltd. *	1,136,655
47,800	Sapiens International Corp. NV	730,384
12,500	Verint Systems, Inc. *	748,250
		4,441,442
	TELECOMMUNICATIONS - 7.3%
19,300	AudioCodes Ltd.	267,112
69,800	Cellcom Israel Ltd. *	251,280
25,600	Nice Ltd. (ADR) *	3,136,256
73,600	Partner Communications Co. Ltd. *	281,069
21,639	Silicom Ltd. *	827,692
		4,763,409
	TEXTILES - 1.2%
25,300	Fox Wizel Ltd. *	773,775

	TOTAL COMMON STOCK (Cost $48,514,609)	59,907,864

	REITs - 0.5%
77,000	Reit 1 Ltd. * (Cost $333,017)	338,606

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Israel Common Values Fund

As of March 31, 2019 (Unaudited) (Continued)

Shares		Fair Value

	MONEY MARKET FUND - 9.0%
5,923,146	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.30% (A) (Cost $5,923,146)	$5,923,146

	TOTAL INVESTMENTS - 100.5% (Cost $54,770,772)	$66,169,616
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.5) %	(333,538)
	NET ASSETS - 100.0%	$65,836,078

* Non-income producing securities.

** Less than 0.05%.

ADR - American Depositary Receipt.

LP - Limited Partnership.

REITs - Real Estate Investment Trust.

(A) Variable rate security; the rate shown represents the yield at March 31, 2019.

Diversification of Assets
Country	% of Net Assets
Israel	87.2%
United States	4.3%
Total	91.5%
Money Market Fund	9.0%
Other Assets Less Liabilities - Net	(0.5)%
Grand Total	100.0%

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Defensive Strategies Fund

As of March 31, 2019 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 23.9%
	AGRICULTURE - 0.9%
1,709	Adecoagro SA *	$11,775
1,997	Bunge Ltd.	105,981
3,205	Darling Ingredients, Inc. *	69,388
3,622	Nutrien Ltd. *	191,097
		378,241
	CHEMICALS - 1.5%
2,755	CF Industries Holdings, Inc.	112,624
1,889	FMC Corp.	145,113
1,952	K+S AG	35,814
5,762	Mosaic Co.	157,360
1,463	Sasol Ltd. (ADR)	45,265
3,811	Sociedad Quimica Y Minera de Chile, SA (ADR)	146,495
484	Wacker Chemie AG	41,738
		684,409
	ENVIRONMENTAL CONTROL - 0.2%
1,300	Kurita Water Industries Ltd.	33,203
1,279	Pentair PLC	56,928
		90,131
	FOOD - 0.7%
5,133	BRF SA (ADR) *	29,874
680	Cal-Maine Foods, Inc.	30,348
269	Fresh Del Monte Produce, Inc.	7,271
1,040	Ingredion, Inc.	98,478
1,900	Megmilk Snow Brand Co. Ltd.	46,245
12,300	Nippon Suisan Kaisha Ltd.	93,902
		306,118
	FOREST PRODUCTS & PAPER - 0.0% **
900	Sumitomo Forestry Co. Ltd.	12,498

	HEALTHCARE - SERVICES - 0.9%
61,700	Brookdale Senior Living, Inc. *	405,986

	IRON/STEEL - 1.4%
1,178	Allegheny Technologies, Inc. *	30,121
1,052	ArcelorMittal (ADR) *	21,440
1,259	Gerdau SA (ADR)	4,885
4,300	Hitachi Metals Ltd.	49,960
5,600	Kobe Steel Ltd.	42,044
2,000	Nippon Steel & Sumitomo Metal Corp.	35,307
762	POSCO (ADR)	42,070
588	Salzgitter AG	17,021
3,654	Severstal PAO (GDR)	57,002
2,055	Steel Dynamics, Inc.	72,480
841	Ternium SA (ADR)	22,892
7,000	Tokyo Steel Manufacturing Co. Ltd.	60,839
4,228	United States Steel Corp.	82,404
6,765	Vale SA (ADR)	88,351
		626,816
	MACHINERY - DIVERSIFIED - 1.5%
1,442	AGCO Corp.	100,291
4,046	CNH Industrial NV	41,269
1,861	Deere & Co.	297,462
14,500	Kubota Corp.	209,538
		648,560
	METAL FABRICATE/HARDWARE - 0.1%
500	Maruichi Steel Tube Ltd. *	14,568
942	Tenaris SA (ADR)	26,612
		41,180
	MINING - 7.4%
3,452	Agnico Eagle Mines Ltd.	150,162
2,967	Alamos Gold, Inc.	15,072

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Defensive Strategies Fund

As of March 31, 2019 (Unaudited) (Continued)

Shares		Fair Value

	MINING - 7.4% (Continued)
3,064	Anglo American PLC	$81,987
1,391	Antofagasta PLC	17,509
5,106	BHP Billiton Ltd. (ADR)	279,145
234	BHP Billiton PLC (ADR)	11,298
2,352	Cameco Corp. *	27,730
3,247	Cia De Minas Buenaventura (ADR)	56,108
817	Compass Minerals International, Inc.	44,420
3,000	Detour Gold Corp. *	28,160
145	Eramet	8,069
8,498	First Quantum Minerals Ltd.	96,369
959	Franco-Nevada Corp.	71,973
21,980	Freeport-McMoRan, Inc.	283,322
24,174	Glencore PLC	100,154
17,287	Gold Fields Ltd. (ADR)	64,481
2,494	Goldcorp, Inc. *	28,531
21,521	Hecla Mining Co.	49,498
9,900	Hudbay Minerals, Inc.	70,770
31,631	IAMGOLD Corp. *	109,760
1,412	KAZ Minerals PLC	12,022
10,121	Kinross Gold Corp. *	34,816
1,766	Livent Corp. *	21,686
16,000	Lundin Mining Corp.	74,254
3,400	Mitsubishi Materials Corp.	89,757
6,967	MMC Norilsk Nickel PJSC (ADR)	147,143
5,348	Newmont Mining Corp.	191,298
6,874	Pan American Silver Corp. *	91,081
3,600	Pretium Resources, Inc. *	30,816
7,430	Rio Tinto PLC (ADR)	437,256
117	Royal Gold, Inc.	10,639
1,948	Southern Copper Corp.	77,297
3,300	Sumitomo Metal Mining Co. Ltd.	97,493
9,143	Teck Resources Ltd.	211,611
1,249	Vedanta Ltd. (ADR)	13,189
7,883	Wheaton Precious Metals Corp. *	187,773
		3,322,649
	MISCELLANEOUS MANUFACTURER - 0.1%
1,043	Harsco Corp. *	21,027

	OIL & GAS - 7.1%
2,234	Anadarko Petroleum Corp.	101,602
4,506	Antero Resources Corp. *	39,788
2,136	Apache Corp.	74,034
21,100	ARC Resources Ltd	144,041
281	Cabot Oil & Gas Corp.	7,334
4,417	Callon Petroleum Co. *	33,348
5,800	Canadian Natural Resources Ltd.	159,500
6,166	Cenovus Energy, Inc.	53,539
1,323	Centennial Resource Development, Inc. *	11,629
901	Chesapeake Energy Corp. *	2,793
370	Cimarex Energy Co.	25,863
69	Concho Resources, Inc.	7,656
876	ConocoPhillips	58,464
2,504	Continental Resources, Inc. *	112,104
20,700	Crescent Point Energy Corp.	67,092
2,369	Devon Energy Corp.	74,766
319	Diamondback Energy, Inc.	32,388
1,026	Ecopetrol SA (ADR)	21,997
2,920	Encana Corp.	21,141
17,000	Enerplus Corp.	142,520
1,233	Ensco PLC - Class A	4,846

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Defensive Strategies Fund

As of March 31, 2019 (Unaudited) (Continued)

Shares		Fair Value

	OIL & GAS - 7.1% (Continued)
1,962	EOG Resources, Inc.	$186,743
127	EQT Corp.	2,634
1,865	Equinor ASA (ADR)	40,974
587	Helmerich & Payne, Inc.	32,614
628	Hess Corp.	37,824
3,600	Husky Energy, Inc.	35,705
15,200	Inpex Corp.	144,948
2,638	Lukoil PJSC (ADR)	236,365
894	Marathon Oil Corp.	14,939
2,350	Matador Resources Co. *	45,426
151	Murphy Oil Corp.	4,424
2,548	Noble Energy, Inc.	63,012
50	Novatek OJSC (GDR)	8,570
10,965	Oasis Petroleum, Inc. *	66,229
435	Occidental Petroleum Corp.	28,797
800	Parex Resources, Inc. *	12,527
3,768	Parsley Energy, Inc. *	72,722
1,939	PDC Energy, Inc. *	78,879
3,018	Petroleo Brasileiro SA (ADR)	48,047
4,200	Peyto Exploration & Development Corp.	21,975
808	Pioneer Natural Resources Co.	123,042
3,059	PrairieSky Royalty Ltd.	41,216
2,659	QEP Resources, Inc. *	20,714
3,069	Range Resources Corp.	34,496
4,135	Rosneft Oil Company (GDR) *	25,968
4,859	Rowan Cos PLC *	52,429
9,000	Seven Generations Energy Ltd. *	65,010
1,829	Southwestern Energy Co. *	8,578
6,100	Suncor Energy, Inc.	197,755
4,900	Tourmaline Oil Corp.	75,703
2,400	Vermillion Energy, Inc.	59,266
14,500	Whitecap Resources, Inc.	50,036
1,925	WPX Energy, Inc. *	25,237
504	YPF SA (ADR)	7,061
		3,166,310
	OIL & GAS SERVICES - 1.1%
1,569	Baker Hughes, Inc.	43,493
682	Core Laboratories NV	47,010
1,006	Dril-Quip, Inc. *	46,125
2,336	Halliburton Co.	68,445
409	National Oilwell Varco, Inc.	10,896
3,327	Oceaneering International, Inc. *	52,467
861	Patterson-UTI Energy, Inc.	12,071
2,616	Schlumberger Ltd.	113,979
733	TechnipFMC PLC (France)	17,152
3,683	TechnipFMC PLC *	86,624
		498,262
	WATER - 1.0%
459	American States Water Co.	32,727
1,356	American Water Works Co., Inc.	141,377
818	Aqua America, Inc.	29,808
437	California Water Service Group	23,720
8,680	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	91,834
1,505	United Utilities Group PLC	15,971
5,651	Veolia Environnement SA	126,460
		461,897

	TOTAL COMMON STOCK (Cost $11,875,368)	10,664,084

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Defensive Strategies Fund

As of March 31, 2019 (Unaudited) (Continued)

Shares				Fair Value

	REITs - 20.7%
900	American Tower Corp.			$177,354
5,802	Apartment Investment & Management Co. - Class A			291,783
2,450	AvalonBay Communities, Inc.			491,788
1,900	Boston Properties, Inc.			254,372
4,400	Columbia Property Trust, Inc.			99,044
900	Crown Castle International Corp.			115,200
5,100	CubeSmart			163,404
9,800	Duke Realty Corp.			299,684
2,600	EPR Properties			199,940
1,000	Equinix, Inc.			453,160
2,800	Equity Lifestyle Properties, Inc.			320,040
7,000	Equity Residential			527,240
754	Essex Property Trust, Inc.			218,087
1,500	Federal Realty Investment Trust			206,775
6,900	HCP, Inc.			215,970
8,300	Hospitality Properties Trust			218,373
4,000	Hudson Pacific Properties, Inc.			137,680
8,800	Invitation Homes, Inc.			214,104
1,900	Kilroy Realty Corp.			144,324
1,508	Mid-America Apartment Communities, Inc.			164,870
1,000	National Health Investors, Inc.			78,550
4,300	National Retail Properties, Inc.			238,177
998	PotlatchDeltic Corp.			37,714
8,766	Prologis, Inc.			630,714
1,300	PS Business Parks, Inc.			203,879
800	Public Storage			174,224
2,233	Rayonier, Inc.			70,384
2,900	Regency Centers Corp.			195,721
5,752	RLJ Lodging Trust			101,063
4,300	Sabra Health Care REIT, Inc.			83,721
3,329	Simon Property Group, Inc.			606,577
1,450	SL Green Realty Corp.			130,384
2,900	Spirit Realty Capital, Inc.			115,217
8,600	Store Capital Corp.			288,100
1,000	Sun Communities, Inc.			118,520
10,500	UDR, Inc.			477,330
1,700	Vornado Realty Trust			114,648
1,900	Weingarten Realty Investors			55,803
7,200	Welltower, Inc.			558,720
1,726	Weyerhaeuser Co.			45,464
	TOTAL REITS (Cost $7,955,106)			9,238,102

Principal		Coupon Rate %	Maturity
	BONDS & NOTES - 30.6%
	COPORATE BONDS - 2.1%
$ 400,000	LYB International Finance BV	4.000	7/15/2023	409,646
500,000	Welltower, Inc.	3.750	3/15/2023	513,096
	TOTAL CORPORATE BONDS (Cost $894,113)			922,742

	TREASURY INFLATION PROTECTED SECURITIES (TIPS) - 28.5%
1,040,799	TIPS	0.125	4/15/2021	1,032,500
2,002,764	TIPS	0.125	4/15/2022	1,982,414
1,397,020	TIPS	0.625	1/15/2024	1,410,699
1,335,370	TIPS	2.375	1/15/2025	1,482,971
1,204,800	TIPS	2.000	1/15/2026	1,329,331
1,310,579	TIPS	2.375	1/15/2027	1,498,636
1,141,434	TIPS	1.750	1/15/2028	1,260,838
1,143,080	TIPS	2.500	1/15/2029	1,354,907
1,109,190	TIPS	2.125	2/15/2041	1,391,766
	TOTAL TREASURY INFLATION PROTECTED SECURITIES (TIPS) (Cost $12,657,597)			12,744,062

	TOTAL BONDS AND NOTES (Cost $13,551,710)			13,666,804

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Defensive Strategies Fund

As of March 31, 2019 (Unaudited) (Continued)

		Fair Value

Ounces
	ALTERNATIVE INVESTMENTS - 21.4%
6,744	Gold Bars *	$8,715,458
57,827	Silver Bars *	874,243
	TOTAL ALTERNATIVE INVESTMENTS (Cost $8,900,255)	9,589,701

Shares	MONEY MARKET FUND - 3.7%
1,665,165	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.30% (A) (Cost $1,665,165)	1,665,165

	TOTAL INVESTMENTS - 100.3% (Cost $43,947,604)	$44,823,856
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.3) %	(149,738)
	NET ASSETS - 100.0%	$44,674,118

* Non-income producing securities/investments.

** Less than 0.05%.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

PLC - Public Limited Co.

REITs - Real Estate Investment Trust.

(A) Variable rate security; the rate shown represents the yield at March 31, 2019.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Strategic Growth Fund

As of March 31, 2019 (Unaudited)

Shares		Fair Value

	MUTUAL FUNDS - 98.3% (A)
159,485	Timothy Plan Aggressive Growth Fund	$1,256,741
389,791	Timothy Plan Defensive Strategies Fund	4,408,537
286,845	Timothy Plan Emerging Markets Fund	2,509,893
327,530	Timothy Plan Fixed Income Fund	3,308,053
336,767	Timothy Plan Growth & Income Fund	3,424,916
220,665	Timothy Plan High Yield Bond Fund	2,010,255
783,843	Timothy Plan International Fund	7,031,067
113,063	Timothy Plan Israel Common Values Fund	1,794,315
437,750	Timothy Plan Large/Mid Cap Growth Fund	3,668,343
225,151	Timothy Plan Large/Mid Cap Value Fund	4,003,192
108,669	Timothy Plan Small Cap Value Fund	1,768,041
	TOTAL MUTUAL FUNDS (Cost $34,684,656)	35,183,353

	MONEY MARKET FUND - 1.8%
658,698	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.30% (B) (Cost $658,698)	658,698

	TOTAL INVESTMENTS - 100.1% (Cost $35,343,354)	$35,842,051
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.1) %	(45,033)
	NET ASSETS - 100.0%	$35,797,018

(A) Affiliated Funds - Class A.

(B) Variable rate security; the rate shown represents the yield at March 31, 2019.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Conservative Growth Fund

As of March 31, 2019 (Unaudited)

Shares		Fair Value

	MUTUAL FUNDS - 95.9% (A)
118,298	Timothy Plan Aggressive Growth Fund	$932,186
463,957	Timothy Plan Defensive Strategies Fund	5,247,354
239,449	Timothy Plan Emerging Markets Fund	2,095,180
1,346,884	Timothy Plan Fixed Income Fund	13,603,532
437,281	Timothy Plan Growth & Income Fund	4,447,145
286,551	Timothy Plan High Yield Bond Fund	2,610,479
548,023	Timothy Plan International Fund	4,915,766
102,772	Timothy Plan Israel Common Values Fund	1,630,986
426,231	Timothy Plan Large/Mid Cap Growth Fund	3,571,815
225,884	Timothy Plan Large/Mid Cap Value Fund	4,016,220
112,853	Timothy Plan Small Cap Value Fund	1,836,122
	TOTAL MUTUAL FUNDS (Cost $44,530,516)	44,906,785

	MONEY MARKET FUND - 3.9%
1,826,021	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.30% (B) (Cost $1,826,021)	1,826,021

	TOTAL INVESTMENTS - 99.8% (Cost $46,356,537)	$46,732,806
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.2%	74,071
	NET ASSETS - 100.0%	$46,806,877

(A) Affiliated Funds - Class A.

(B) Variable rate security; the rate shown represents the yield at March 31, 2019.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Emerging Markets Fund

As of March 31, 2019 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 73.8%
	AEROSPACE/DEFENSE - 3.8%
46,327	Embraer SA (ADR)	$880,676

	AGRICULTURE - 1.8%
61,589	Adecoagro SA *	424,348

	AIRLINES - 1.0%
2,873	Copa Holdings SA	231,593

	AUTO MANUFACTURERS - 2.2%
16,724	Kia Motors Corp.	520,829

	AUTO PARTS & EQUIPMENT - 2.4%
2,268	China Yuchai International Ltd.	35,948
2,852	Hyundai Mobis Co. Ltd.	523,867
		559,815
	BANKS - 16.5%
22,000	Absa Group Ltd.	232,033
190,191	AkBank TAS *	212,760
65,501	Banco del Bajio SA (A)	130,175
31,700	Bangkok Bank PCL (NVDR)	206,772
1,529,900	Bank Rakyat Indonesia Persero Tbk PT	442,640
8,468	Erste Group Bank AG	311,492
21,200	Hapvida Participacoes E Investimentos SA *	167,837
42,546	Nova Ljubljanska Banka dd (GDR) *	582,828
193,435	Sberbank of Russia	632,117
111,100	Siam Commercial Bank Public Company Limited	462,114
16,370	TBC Bank Group PLC *	329,350
88,647	Turkiye Garanti Bankasi AS	130,862
		3,840,980
	BUILDING MATERIALS - 3.8%
187,491	Cemex SAB de CV (ADR) *	869,958
85,571	Urbi Desarrollos Urbanos SAB de CV *	6,000
		875,958
	COMMERCIAL SERVICES - 6.8%
73,700	Cielo SA	179,340
60,300	Estacio Participacoes SA	411,689
275,506	ITE Group PLC	251,299
98,300	Kroton Educacional SA	264,713
130,776	Prosegur Cash SA	288,985
2,058	S-1 Corp. *	182,212
		1,578,238
	COMPUTERS - 1.8%
59,000	Asustek Computer, Inc.	426,891

	ELECTRIC - 1.2%
99,000	AES Tiete Energia SA	282,370

	ELECTRONICS - 2.0%
47,024	Flex Ltd. *	470,240

	ENGINEERING & CONSTRUCTION - 1.9%
1,357,900	Jasmine Broadband Internet Infrastructure Fund	440,724

	FOOD - 4.0%
502,000	First Pacific Co. Ltd.	182,895
202,000	Marfrig Global Foods SA *	310,913
16,942	X5 Retail Group NV (GDR)	422,195
		916,003

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Emerging Markets Fund

As of March 31, 2019 (Unaudited) (Continued)

Shares		Fair Value

	INSURANCE - 1.3%
36,773	Korean Reinsurance Company *	$296,426

	IRON/STEEL - 1.9%
1,991	POSCO	443,770

	MINING - 0.8%
12,804	NAC Kazatomprom JSC (GDR) *	179,256

	MULTI-NATIONAL - 2.8%
32,563	Banco Latinoamericano de Comercio Exterior SA	648,655

	OIL & GAS - 4.6%
265,277	Vivo Energy PLC (A)	443,563
44,904	YPF SA (ADR)	629,105
		1,072,668
	RETAIL - 2.9%
186,500	Lifestyle International Holdings Ltd.	323,110
101,000	Luk Fook Holdings International Ltd.	340,314
		663,424
	SEMICONDUCTORS - 1.9%
11,235	Samsung Electronics Co., Ltd.	441,937

	SOFTWARE - 2.3%
864,000	Chinasoft International Ltd.	533,812

	TELECOMMUNICATIONS - 5.9%
27,164	Empresa Nacional de Telecomunicaciones SA *	282,867
118,438	Mobile TeleSystems PJSC *	455,111
3,275,675	XL Axiata TBK PT *	621,090
		1,359,068
	TEXTILES - 0.2%
110,500	Weiqiao Textile Co.	43,778

	TOTAL COMMON STOCK (Cost $19,320,687)	17,131,459

	PREFERRED STOCK - 6.7%
12,600	Cia Brasileira de Distribuicao	294,433
1,268,738	Grupo Aval Acciones y Valores SA	491,885
33,200	Petroleo Brasileiro SA *	237,417
836,971	Surgutneftegas OJSC *	522,732
	TOTAL PREFERRED STOCK (Cost $1,357,098)	1,546,467

	REITs - 8.0%
1,102,377	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	298,541
443,043	Fibra Uno Administracion SA de CV	610,976
286,350	Macquarie Mexico Real Estate Management SA de CV (A)	312,811
420,201	PLA Administradora Industrial S de RL de CV	644,247
	TOTAL REITs (Cost $2,553,956)	1,866,575

	MONEY MARKET FUND - 12.2%
2,843,496	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.30% (B) (Cost $2,843,496)	2,843,496

	TOTAL INVESTMENTS - 100.7% (Cost $26,075,237)	$23,387,997
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.7) %	(158,840)
	NET ASSETS - 100.0%	$23,229,157

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Emerging Markets Fund

As of March 31, 2019 (Unaudited) (Continued)

* Non-income producing securities.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

NVDR - Non-Voting Depositary Receipt.

PLC - Public Limited Co.

REITs - Real Estate Investment Trust.

(A) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities had a fair value of $886,549 and represent 3.8% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(B) Variable rate security; the rate shown represents the yield at March 31, 2019.

Diversification of Assets
Country	% of Net Assets
Brazil	13.0%
Mexico	11.1%
South Korea	10.4%
Russia	8.8%
Thailand	4.8%
Indonesia	4.6%
Argentina	4.5%
Panama	3.8%
Hong Kong	3.7%
Britain	3.0%
Turkey	2.8%
Slovenia	2.5%
China	2.5%
Colombia	2.1%
United States	2.0%
Taiwan	1.8%
Georgia	1.4%
Austria	1.3%
Spain	1.2%
Chile	1.2%
South Africa	1.0%
Kazakhstan	0.8%
Singapore	0.2%
Total	88.5%
Money Market Fund	12.2%
Other Assets in Excess of Liabilities - Net	(0.7)%
Grand Total	100.0%

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Growth & Income Fund

As of March 31, 2019 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 25.2%
	AIRLINES - 0.8%
4,335	SkyWest, Inc.	$235,347

	AUTO PARTS & EQUIPMENT - 3.2%
3,805	BorgWarner, Inc.	146,150
8,400	Dana, Inc.	149,016
2,225	Lear Corp.	301,955
18,445	Meritor, Inc. *	375,356
		972,477
	BUILDING MATERIALS - 2.2%
5,565	Boise Cascade Co.	148,919
14,350	Louisiana-Pacific Corp.	349,853
5,760	Norbord, Inc.	158,688
		657,460
	CHEMICALS - 0.5%
6,795	Huntsman Corp.	152,820

	COMMERCIAL SERVICES - 0.5%
1,220	United Rentals, Inc. *	139,385

	COMPUTERS - 1.4%
2,280	DXC Technology Co.	146,627
5,810	Western Digital Corp.	279,229
		425,856
	DISTRIBUTION/WHOLESALE - 0.6%
6,035	Triton International Ltd.	187,689

	DIVERSIFIED FINANCIAL SERVICES - 0.7%
11,130	Western Union Co.	205,571

	ELECTRONICS - 0.7%
11,890	Vishay Intertechnology, Inc.	219,608

	HAND/MACHINE TOOLS - 0.6%
4,515	Kennametal, Inc.	165,926

	HOME BUILDERS - 2.5%
14,145	PulteGroup, Inc.	395,494
5,030	Toll Brothers, Inc.	182,086
12,720	TRI Pointe Group, Inc. *	160,781
		738,361
	INSURANCE - 3.2%
9,770	American Equity Investment Life Holding Co.	263,985
21,475	MGIC Investment Corp. *	283,255
14,055	Radian Group, Inc.	291,501
3,850	Unum Group	130,245
		968,986
	IRON/STEEL - 0.5%
7,340	United States Steel Corp.	143,057

	MACHINERY - CONSTRUCTION & MINING - 0.6%
2,475	Oshkosh Corp.	185,947

	MINING - 0.6%
27,120	Hudbay Minerals, Inc. *	193,637

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Growth & Income Fund

As of March 31, 2019 (Unaudited) (Continued)

Shares				Fair Value

	OIL & GAS - 0.7%
64,300	Chesapeake Energy Corp. *			$199,330

	PACKAGING & CONTAINERS - 1.2%
18,255	Owens-Illinois, Inc.			346,480

	RETAIL - 2.4%
3,385	Group 1 Automotive, Inc.			219,009
10,800	Michaels Companies, Inc. *			123,336
8,915	Qurate Retail Group, Inc. *			142,462
4,455	Rush Enterprises, Inc.			186,264
6,995	Tailored Brands, Inc.			54,841
				725,912

	SEMICONDUCTORS - 1.7%
8,195	Micron Technology, Inc. *			338,699
1,900	MKS Instruments, Inc.			176,795
				515,494

	TRUCKING & LEASING - 0.6%
3,930	AerCap Holdings NV *			182,902

	TOTAL COMMON STOCK (Cost $8,074,220)			7,562,245

	REITs - 0.6%
10,235	New Residential Investment Corp. (Cost $174,348)			173,074

Par Value		Coupon Rate (%)	Maturity

	BONDS & NOTES - 40.4%
	GOVERNMENT NOTES, BONDS & AGENCIES - 30.9%
$ 314,815	Federal Home Loan Banks	3.000	4/18/2031	304,254
1,500,000	United States Treasury Note	1.250	4/30/2019	1,498,425
2,000,000	United States Treasury Note	2.625	11/15/2020	2,008,750
1,500,000	United States Treasury Note	1.625	8/15/2022	1,470,352
3,000,000	United States Treasury Note	1.750	5/15/2023	2,941,992
1,000,000	United States Treasury Note	3.125	2/15/2042	1,062,695
	TOTAL GOVERNMENT NOTES, BONDS & AGENCIES (Cost $9,292,000)			9,286,468

Principal

	TREASURY INFLATION PROTECTED SECURITIES (TIPS) - 9.5%
2,496,340	United States Treasury Note TIPS (Cost $2,851,526)	2.375	1/15/2027	2,853,667

	TOTAL BONDS & NOTES (Cost $12,143,526)			12,140,135
Shares

	MONEY MARKET FUND - 33.6%
10,089,223	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.30% (A) (Cost $10,089,223)			10,089,223

	TOTAL INVESTMENTS - 99.8% (Cost $30,481,317)			$29,964,677
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.2%			52,048
	NET ASSETS - 100.0%			$30,016,725

* Non-income producing securities.

REITs - Real Estate Investment Trust.

(A) Variable rate security; the rate shown represents the yield at March 31, 2019.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds

Statements of Assets and Liabilities (Unaudited)

March 31, 2019

	Aggressive Growth Fund	International Fund	Large/Mid Cap Growth Fund	Small Cap Value Fund	Large/Mid Cap Value Fund	Fixed Income Fund
ASSETS:
Investments, at cost	$22,897,398	$87,680,772	$78,924,974	$141,102,591	$187,901,483	$88,688,363

Investments, at value	$26,157,075	$94,532,897	$90,729,274	$142,887,286	$218,254,089	$88,410,306
Dividends and interest receivable	14,167	368,917	69,803	119,281	186,583	563,266
Receivable for fund shares sold	4,587	126,193	38,686	84,811	139,659	326,671
Receivable for foreign tax reclaims	-	150,997	-	-	-	-
Prepaid expenses and other assets	24,444	24,726	30,599	38,588	52,000	28,301

Total Assets	26,200,273	95,203,730	90,868,362	143,129,966	218,632,331	89,328,544

LIABILITIES:
Payable for fund shares redeemed	7,215	78,766	18,856	91,992	88,995	148,055
Payable to service providers	15,463	24,300	26,608	74,951	55,338	1,095
Accrued advisory fees	17,074	77,613	60,175	92,837	139,867	31,571
Accrued 12b-1 fees	7,493	16,496	22,693	30,942	51,111	23,326
Payable for securities purchased	-	-	-	35,225	-	660,095
Accrued expenses and other liabilities	27,513	36,267	26,945	56,474	43,544	31,142

Total Liabilities	74,758	233,442	155,277	382,421	378,855	895,284

Net Assets	$26,125,515	$94,970,288	$90,713,085	$142,747,545	$218,253,476	$88,433,260

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$23,856,575	$93,100,721	$77,879,786	$142,004,195	$185,199,699	$89,992,881
Accumulated earnings/(losses)	2,268,940	1,869,567	12,833,299	743,350	33,053,777	(1,559,621)

Net Assets	$26,125,515	$94,970,288	$90,713,085	$142,747,545	$218,253,476	$88,433,260

Class A
Net Assets	$21,070,205	$62,922,848	$68,693,051	$97,650,835	$155,776,369	$74,630,769
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,673,650	7,012,130	8,195,237	6,001,973	8,759,483	7,392,640
Net Asset Value, offering price and redemption price per share	$7.88	$8.97	$8.38	$16.27	$17.78	$10.10

Offering Price Per Share (NAV / 0.945) *(NAV / 0.955)	$8.34	$9.49	$8.87	$17.22	$18.81	$10.58	*

Class C
Net Assets	$3,734,855	$3,786,952	$9,963,036	$12,463,577	$23,198,670	$9,861,708
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	586,234	434,050	1,479,483	1,119,380	1,653,575	1,014,823
Net Asset Value, offering price and redemption price per share	$6.37	$8.72	$6.73	$11.13	$14.03	$9.72

Minimum Redemption Price Per Share (NAV * 0.99)	$6.31	$8.63	$6.66	$11.02	$13.89	$9.62

Class I
Net Assets	$1,320,455	$28,260,488	$12,056,998	$32,633,133	$39,278,437	$3,940,783
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	164,623	3,147,488	1,413,074	1,974,293	2,188,526	393,234
Net Asset Value, offering price and redemption price per share	$8.02	$8.98	$8.53	$16.53	$17.95	$10.02

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds

Statements of Assets and Liabilities (Unaudited) (Continued)

March 31, 2019

	High Yield Bond Fund		Israel Common Values Fund	Defensive Strategies Fund	Strategic Growth Fund	Conservative Growth Fund	Emerging Markets Fund	Growth & Income Fund
ASSETS:
Investments, at cost	$51,602,585		$54,770,772	$35,047,349	$658,698	$1,826,021	$26,075,237	$30,481,317
Investments in affiliates, at cost	-		-	-	34,684,656	44,530,516	-	-

Investments, at value	$51,209,280		$66,169,616	$35,234,155	$658,698	$1,826,021	$23,387,997	$29,964,677
Investments in affiliates, at value	-		-	-	35,183,353	44,906,785	-	-
Gold and Silver Investments, at fair value (Cost $8,900,255)	-		-	9,589,701	-	-	-	-
Cash	-		10,806	-	-	-	29,661	172
Canadian Dollar (CAD)(Cost $861)	-		-	861	-	-	-	-
Columbian Peso (COP)(Cost $1,517)	-		-	-	-	-	1,384	-
Dividends and interest receivable	731,609		202,298	123,586	1,474	3,226	69,210	95,239
Receivable for fund shares sold	13,299		24,423	29,865	172,275	168,524	121,853	1,112
Receivable for securities sold	156,938		-	821,393	-	-	-	-
Deposit with broker	-		-	39,745	-	-	-	-
Receivable for foreign tax reclaims	-		-	6,815	-	-	-	2,282
Prepaid expenses and other assets	18,207		17,637	24,032	22,559	23,314	15,786	24,547

Total Assets	52,129,333		66,424,780	45,870,153	36,038,359	46,927,870	23,625,891	30,088,029

LIABILITIES:
Payable for securities purchased	1,321,875		432,521	1,032,912	-	-	297,500	-
Payable for fund shares redeemed	53,569		43,791	84,879	184,174	52,855	19,334	5,929
Payable to service providers	20,256		11,800	10,952	14,473	15,343	9,030	9,811
Accrued advisory fees	23,597		54,511	21,049	16,352	23,853	22,054	20,814
Accrued 12b-1 fees	9,671		16,446	8,886	3,142	5,115	5,805	7,693
Accrued expenses and other liabilities	35,046		29,633	37,357	23,200	23,827	43,011	27,057

Total Liabilities	1,464,014		588,702	1,196,035	241,341	120,993	396,734	71,304

Net Assets	$50,665,319		$65,836,078	$44,674,118	$35,797,018	$46,806,877	$23,229,157	$30,016,725

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$52,527,192		$54,727,683	$43,862,739	$34,589,731	$45,506,249	$25,813,191	$31,096,955
Accumulated earnings/(losses)	(1,861,873)		11,108,395	811,379	1,207,287	1,300,628	(2,584,034)	(1,080,230)

Net Assets	$50,665,319		$65,836,078	$44,674,118	$35,797,018	$46,806,877	$23,229,157	$30,016,725

Class A
Net Assets	$34,941,298		$40,970,151	$37,254,998	$30,073,634	$38,264,664	$19,076,650	$25,159,896
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,836,747		2,581,596	3,293,200	3,223,742	3,708,527	2,179,373	2,473,114
Net Asset Value, offering price and redemption price per share	$9.11		$15.87	$11.31	$9.33	$10.32	$8.75	$10.17

Offering Price Per Share (NAV / 0.945) *(NAV / 0.955)	$9.54	*	$16.79	$11.97	$9.87	$10.92	$9.26	$10.76

Class C
Net Assets	$3,071,011		$9,226,447	$4,400,300	$5,723,384	$8,542,213	$2,015,057	$2,563,078
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	332,652		608,677	406,919	686,728	917,567	235,857	261,390
Net Asset Value, offering price and redemption price per share	$9.23		$15.16	$10.81	$8.33	$9.31	$8.54	$9.81

Minimum Redemption Price Per Share (NAV * 0.99)	$9.14		$15.01	$10.70	$8.25	$9.22	$8.45	$9.71

Class I
Net Assets	$12,653,010		$15,639,480	$3,018,820	$-	$-	$2,137,450	$2,293,751
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,389,191		979,396	267,311	-	-	242,786	223,872
Net Asset Value, offering price and redemption price per share	$9.11		$15.97	$11.29	$-	$-	$8.80	$10.25

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds

Statements of Operations (Unaudited)

For the Six Months Ended March 31, 2019

	Aggressive Growth Fund	International Fund	Large/Mid Cap Growth Fund	Small Cap Value Fund	Large/Mid Cap Value Fund	Fixed Income Fund
Investment Income:
Interest income	$25,380	$40,846	$54,713	$20,537	$45,523	$1,147,777
Dividend Income	61,921	800,621	503,412	1,344,336	2,130,520	-
Foreign tax withheld	(359)	(57,825)	-	-	-	-

Total Investment Income	86,942	783,642	558,125	1,364,873	2,176,043	1,147,777

Operating Expenses:
Investment advisory fees	113,382	468,174	363,563	604,198	883,122	241,431
12b-1 Fees:
Class A	27,244	78,112	85,172	122,276	189,826	84,363
Class C	18,464	19,167	49,199	62,825	115,553	47,894
Administration fees	36,844	108,720	108,215	198,664	241,130	74,046
Registration fees	19,531	27,433	23,070	23,426	20,570	11,075
Printing expenses	9,553	21,201	20,822	52,338	42,202	15,871
Audit fees	6,694	6,978	6,805	7,599	6,765	6,694
Non 12b-1 shareholder service fees	6,343	43,386	28,090	43,168	64,926	33,828
Miscellaneous expenses	2,291	2,348	2,281	281	1,758	1,554
Compliance officer fees	1,731	4,996	4,508	7,524	10,054	4,084
Trustees’ fees	940	3,528	4,781	7,321	10,612	3,670
Custody fees	932	8,997	9,211	18,468	18,058	7,070
Insurance expenses	253	1,544	2,318	3,880	6,868	1,513

Total Operating Expenses	244,202	794,584	708,035	1,151,968	1,611,444	533,093
Less: Expenses waived by Advisor	(8,823)	(15,096)	(13,888)	(46,347)	(93,932)	(50,701)

Net Operating Expenses	235,379	779,488	694,147	1,105,621	1,517,512	482,392

Net Investment Income (Loss)	(148,437)	4,154	(136,022)	259,252	658,531	665,385

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(570,602)	(1,771,247)	1,404,090	(121,269)	1,974,561	(118,582)
and foreign currency transactions	-	119	-	-	-	-
Net change in unrealized appreciation (depreciation) on investments	(2,477,394)	(5,565,825)	(6,993,761)	(14,891,757)	(11,295,191)	2,511,408
and foreign currency translations	-	(41)	-	-	-	-

Net Realized and Unrealized Gain (Loss) on Investments	(3,047,996)	(7,336,994)	(5,589,671)	(15,013,026)	(9,320,630)	2,392,826

Net Increase (Decrease) in Net Assets Resulting From Operations	$(3,196,433)	$(7,332,840)	$(5,725,693)	$(14,753,774)	$(8,662,099)	$3,058,211

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds

Statements of Operations (Unaudited) (Continued)

For the Six Months Ended March 31, 2019

	High Yield Bond Fund	Israel Common Values Fund	Defensive Strategies Fund	Strategic Growth Fund	Conservative Growth Fund	Emerging Markets Fund	Growth & Income Fund
Investment Income:
Interest income	$1,369,011	$35,912	$58,294	$10,093	$20,302	$32,400	$192,119
Dividend Income	-	533,927	336,985	-	-	248,643	102,828
Dividend income from affiliated investments	-	-	-	1,274,083	1,443,661	-	937
Foreign tax withheld	-	(122,063)	(7,065)	-	-	(21,009)	(251)

Total Investment Income	1,369,011	447,776	388,214	1,284,176	1,463,963	260,034	295,633

Operating Expenses:
Investment advisory fees	149,973	289,718	134,230	115,261	152,549	126,638	131,517
12b-1 fees:
Class A	44,452	47,299	46,186	-	-	21,350	31,905
Class C	15,306	44,526	24,702	21,608	31,996	10,140	14,456
Administration fees	68,920	64,391	44,504	44,696	56,399	27,069	35,801
Registration fees	29,022	21,314	12,769	11,407	12,241	35,781	12,879
Non 12b-1 shareholder service fees	25,520	20,719	14,390	4,838	5,972	13,655	13,011
Printing expenses	12,927	11,985	7,722	9,092	9,278	6,447	7,812
Audit fees	6,237	6,317	5,860	6,876	7,049	7,546	7,049
Custody fees	4,131	28,194	25,053	3,553	4,284	26,611	3,564
Trustees’ fees	2,234	2,330	3,035	1,812	2,446	1,009	1,247
Compliance officer fees	1,540	2,910	1,686	1,747	1,962	1,163	1,052
Miscellaneous expenses	1,532	1,793	2,057	1,403	1,625	3,072	2,291
Insurance expenses	852	1,160	1,451	395	1,149	111	973

Total Operating Expenses	362,646	542,656	323,645	222,688	286,950	280,592	263,557
Less: Expenses waived by Advisor	(8,269)	-	(7,278)	-	-	(3,316)	(5,022)

Net Operating Expenses	354,377	542,656	316,367	222,688	286,950	277,276	258,535

Net Investment Income (Loss)	1,014,634	(94,880)	71,847	1,061,488	1,177,013	(17,242)	37,098

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(321,577)	3,163,092	(48,002)	-	-	482,200	(561,747)
foreign currency transactions	-	2,830	(1,387)	-	-	(2,275)	(73)
and affiliated investments	-	-	-	17,761	61,519	-	(14,046)
Net change in unrealized appreciation (depreciation) on investments	514,054	(2,355,607)	(212,498)	-	-	(60,837)	(1,018,938)
affiliated investments	-	-	-	(2,459,759)	(2,247,184)	-	(1,115)
alternative investments	-	-	708,862	-	-	-	-
and foreign currency translations	-	53	(126)	-	-	(1,206)	(48)

Net Realized and Unrealized Gain (Loss) on Investments	192,477	810,368	446,849	(2,441,998)	(2,185,665)	417,882	(1,595,967)

Net Increase (Decrease) in Net Assets Resulting From Operations	$1,207,111	$715,488	$518,696	$(1,380,510)	$(1,008,652)	$400,640	$(1,558,869)

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds

Statements of Changes in Net Assets

‘	Aggressive Growth Fund		International Fund		Large/Mid Cap Growth Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018	March 31, 2019	September 30, 2018	March 31, 2019	September 30, 2018
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income (loss)	$(148,437)	$(337,247)	$4,154	$1,234,439	$(136,022)	$(248,708)
Net realized gain (loss) from investments and foreign currency transactions	(570,602)	2,614,277	(1,771,128)	(305,961)	1,404,090	4,948,472
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(2,477,394)	1,679,056	(5,565,866)	(809,339)	(6,993,761)	5,152,488

Net increase (decrease) in net assets resulting from operations	(3,196,433)	3,956,086	(7,332,840)	119,139	(5,725,693)	9,852,252

Distributions to Shareholders:
Net investment income
Class A	-	-	-	(1,590,599)	-	-
Class C	-	-	-	(78,049)	-	-
Class I	-	-	-	(317,870)	-	-
Net realized gains
Class A	-	-	-	-	-	(1,847,919)
Class C	-	-	-	-	-	(315,112)
Class I	-	-	-	-	-	(131,374)
Total distributions paid *
Class A	(1,499,778)	-	(708,387)	-	(3,489,480)	-
Class C	(288,488)	-	(6,387)	-	(615,960)	-
Class I	(73,891)	-	(385,842)	-	(360,231)	-

Total dividends and distributions to shareholders	(1,862,157)	-	(1,100,616)	(1,986,518)	(4,465,671)	(2,294,405)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	4,340,770	6,109,332	4,936,443	26,340,958	6,458,299	26,743,917
Class C	303,734	936,704	265,402	1,087,173	619,261	2,228,727
Class I	233,433	481,847	5,810,438	23,288,714	7,071,302	7,874,524
Reinvestment of dividends and distributions
Class A	1,464,628	-	589,420	1,371,884	3,336,067	1,776,200
Class C	275,499	-	5,743	67,879	572,523	286,578
Class I	67,868	-	245,561	195,978	328,907	114,736
Cost of shares redeemed
Class A	(6,463,216)	(6,037,901)	(7,734,336)	(37,345,703)	(13,190,949)	(23,051,846)
Class C	(519,303)	(660,781)	(907,989)	(915,581)	(1,304,799)	(1,800,801)
Class I	(76,467)	(248,327)	(6,662,107)	(4,224,936)	(4,789,454)	(2,062,243)

Net increase (decrease) in net assets from share transactions of beneficial interest	(373,054)	580,874	(3,451,425)	9,866,366	(898,843)	12,109,792

Total Increase (Decrease) in Net Assets	(5,431,644)	4,536,960	(11,884,881)	7,998,987	(11,090,207)	19,667,639

Net Assets:
Beginning of period	31,557,159	27,020,199	106,855,169	98,856,182	101,803,292	82,135,653

End of period**	$26,125,515	$31,557,159	$94,970,288	$106,855,169	$90,713,085	$101,803,292

Share Activity:
Shares Sold
Class A	544,043	710,533	567,084	2,594,394	801,920	2,994,799
Class C	47,377	130,147	31,172	110,883	94,183	302,780
Class I	29,372	55,163	671,569	2,284,264	835,863	872,751
Shares Reinvested
Class A	213,192	-	72,589	138,017	454,505	203,693
Class C	49,461	-	726	7,027	96,874	39,969
Class I	9,709	-	30,241	19,696	44,030	12,979
Shares Redeemed
Class A	(880,267)	(696,184)	(897,087)	(3,689,300)	(1,618,222)	(2,594,895)
Class C	(80,613)	(92,398)	(105,851)	(93,666)	(199,947)	(248,808)
Class I	(9,756)	(27,915)	(758,852)	(422,471)	(579,337)	(225,749)

Net increase (decrease) in shares of beneficial interest outstanding	(77,482)	79,346	(388,409)	948,844	(70,131)	1,357,519

* Distributions from net investment income and net realized capital gains are combined for the six months ended March 31, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distibutions to shareholders for the year ended September 30, 2018 have not been reclassified to conform to the current year presentation.

** Net Assets - End of Period includes accumulated net investment income (loss) of $(267,521) for the Aggressive Growth Fund, $(548,573) for the International Fund and $(229,905) for the Large/Mid Cap Growth Fund as of September 30, 2018.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds

Statements of Changes in Net Assets (Continued)

	Small Cap Value Fund		Large/Mid Cap Value Fund		Fixed Income Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018	March 31, 2019	September 30, 2018	March 31, 2019	September 30, 2018
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income (loss)	$259,252	$(65,711)	$658,531	$723,877	$665,385	$1,248,681
Net realized gain (loss) from investments and foreign currency transactions	(121,269)	20,589,359	1,974,561	19,004,936	(118,582)	(414,217)
Capital gain dividends from REITs	-	279,942	-	352	-	-
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(14,891,757)	(6,327,556)	(11,295,191)	7,805,963	2,511,408	(2,914,612)

Net increase (decrease) in net assets resulting from operations	(14,753,774)	14,476,034	(8,662,099)	27,535,128	3,058,211	(2,080,148)

Distributions to Shareholders:
Net investment income
Class A	-	(22,710)	-	(220,445)	-	(1,218,734)
Class C	-	-	-	-	-	(101,803)
Class I	-	(52,883)	-	(76,736)	-	(54,148)
Net realized gains
Class A	-	(9,388,636)	-	(10,710,030)	-	-
Class C	-	(1,526,616)	-	(1,896,292)	-	-
Class I	-	(1,716,592)	-	(1,324,276)	-	-
Total distributions paid *
Class A	(12,397,398)	-	(14,065,258)	-	(608,090)	-
Class C	(2,186,667)	-	(2,541,277)	-	(52,555)	-
Class I	(3,941,007)	-	(3,049,819)	-	(37,020)	-

Total dividends and distributions to shareholders	(18,525,072)	(12,707,437)	(19,656,354)	(14,227,779)	(697,665)	(1,374,685)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	7,276,756	29,520,528	12,800,846	42,017,010	14,693,234	13,394,512
Class C	843,421	1,993,048	1,411,053	3,682,182	1,619,104	3,335,525
Class I	8,025,356	17,485,340	12,135,472	20,485,063	1,259,519	1,810,955
Reinvestment of dividends and distributions
Class A	11,849,965	8,933,806	13,102,753	10,092,852	537,809	1,067,151
Class C	2,115,445	1,478,389	2,373,937	1,738,242	43,918	87,551
Class I	3,695,999	1,609,352	2,724,948	1,175,132	31,076	46,244
Cost of shares redeemed
Class A	(13,676,463)	(37,994,067)	(21,739,763)	(57,481,324)	(8,698,098)	(21,251,623)
Class C	(1,552,588)	(1,771,734)	(2,887,487)	(4,442,696)	(1,734,674)	(3,003,371)
Class I	(7,279,350)	(3,561,465)	(6,938,390)	(7,228,663)	(659,655)	(679,913)

Net increase (decrease) in net assets from share transactions of beneficial interest	11,298,541	17,693,197	12,983,369	10,037,798	7,092,233	(5,192,969)

Total Increase (Decrease) in Net Assets	(21,980,305)	19,461,794	(15,335,084)	23,345,147	9,452,779	(8,647,802)

Net Assets:
Beginning of period	164,727,850	145,266,056	233,588,560	210,243,413	78,980,481	87,628,283

End of period**	$142,747,545	$164,727,850	$218,253,476	$233,588,560	$88,433,260	$78,980,481

Share Activity:
Shares Sold
Class A	431,078	1,453,270	725,670	2,121,546	1,479,389	1,337,781
Class C	71,512	132,775	98,657	230,041	169,382	347,652
Class I	470,440	849,056	671,999	1,027,556	128,010	182,832
Shares Reinvested
Class A	822,914	459,560	818,924	526,767	54,145	107,477
Class C	214,114	103,525	187,663	111,426	4,619	9,157
Class I	252,804	81,901	168,832	60,825	3,150	4,701
Shares Redeemed
Class A	(815,351)	(1,858,772)	(1,233,465)	(2,919,770)	(882,823)	(2,123,360)
Class C	(133,829)	(118,838)	(200,767)	(278,184)	(181,574)	(313,092)
Class I	(428,078)	(173,006)	(380,557)	(362,574)	(67,392)	(68,181)

Net increase (decrease) in shares of beneficial interest outstanding	885,604	929,471	856,956	517,633	706,906	(515,033)

* Distributions from net investment income and net realized capital gains are combined for the six months ended March 31, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distibutions to shareholders for the year ended September 30, 2018 have not been reclassified to conform to the current year presentation.

** Net Assets - End of Period includes accumulated net investment income of $0 for the Small Cap Value Fund, $722,928 for the Large/Mid Cap Value Fund and $366,969 for the Fixed Income Growth Fund as of September 30, 2018.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds

Statements of Changes in Net Assets (Continued)

	High Yield Bond Fund		Israel Common Values Fund		Defensive Strategies Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018	March 31, 2019	September 30, 2018	March 31, 2019	September 30, 2018
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income (loss)	$1,014,634	$2,224,935	$(94,880)	$(180,624)	$71,847	$453,199
Net realized gain (loss) from investments and foreign currency transactions	(321,577)	218,979	3,165,922	(671,674)	(49,389)	1,327,973
Capital gain dividends from REITs	-	-	-	-	-	73,608
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	514,054	(2,642,975)	(2,355,554)	4,238,260	496,238	(1,465,859)

Net increase (decrease) in net assets resulting from operations	1,207,111	(199,061)	715,488	3,385,962	518,696	388,921

Distributions to Shareholders:
Net investment income
Class A	-	(1,768,397)	-	(359,503)	-	(60,700)
Class C	-	(102,963)	-	(42,642)	-	-
Class I	-	(432,389)	-	(5,694)	-	(11,149)
Return of Capital
Class A	-	-	-	(129,767)	-	-
Class C	-	-	-	(29,086)	-	-
Class I	-	-	-	(31,812)	-	-
Total distributions paid *
Class A	(693,949)	-	(243,814)	-	(935,146)	-
Class C	(46,398)	-	(60,850)	-	(93,234)	-
Class I	(245,534)	-	(66,962)	-	(78,462)	-

Total dividends and distributions to shareholders	(985,881)	(2,303,749)	(371,626)	(598,504)	(1,106,842)	(71,849)

Share Transactions of Beneficial Interest:

Net proceeds from shares sold
Class A	5,338,789	15,559,524	9,248,515	20,164,685	3,021,521	7,809,456
Class C	198,352	554,200	600,917	2,149,433	174,171	541,442
Class I	2,761,083	8,399,536	6,103,802	8,130,495	444,230	1,070,040
Reinvestment of dividends and distributions
Class A	603,177	1,555,166	222,531	449,425	890,434	57,373
Class C	42,459	92,585	52,260	61,406	87,912	-
Class I	190,107	315,949	63,076	31,555	57,489	8,471
Cost of shares redeemed
Class A	(13,039,117)	(26,107,974)	(9,670,181)	(16,303,706)	(6,726,659)	(17,672,282)
Class C	(418,920)	(828,446)	(696,210)	(1,345,224)	(1,239,444)	(1,796,160)
Class I	(2,019,268)	(6,455,778)	(874,629)	(735,007)	(523,018)	(683,791)

Net increase (decrease) in net assets from share transactions of beneficial interest	(6,343,338)	(6,915,238)	5,050,081	12,603,062	(3,813,364)	(10,665,451)

Total Increase (Decrease) in Net Assets	(6,122,108)	(9,418,048)	5,393,943	15,390,520	(4,401,510)	(10,348,379)

Net Assets:
Beginning of period	56,787,427	66,205,475	60,442,135	45,051,615	49,075,628	59,424,007

End of period**	$50,665,319	$56,787,427	$65,836,078	$60,442,135	$44,674,118	$49,075,628

Share Activity:
Shares Sold
Class A	595,807	1,683,808	598,180	1,308,467	271,451	680,848
Class C	22,239	59,502	41,204	146,910	16,368	49,408
Class I	311,691	916,697	394,862	537,915	40,442	93,378
Shares Reinvested
Class A	68,165	170,795	15,315	29,744	83,845	5,019
Class C	4,732	10,053	3,757	4,212	8,644	-
Class I	21,442	34,809	4,317	2,081	5,429	742
Shares Redeemed
Class A	(1,482,201)	(2,832,414)	(645,898)	(1,068,959)	(607,819)	(1,543,665)
Class C	(46,585)	(89,194)	(47,234)	(91,658)	(116,556)	(164,218)
Class I	(227,149)	(701,269)	(57,501)	(48,538)	(46,848)	(59,636)

Net increase (decrease) in shares of beneficial interest outstanding	(731,859)	(747,213)	307,002	820,174	(345,044)	(938,124)

* Distributions from net investment income and net realized capital gains are combined for the six months ended March 31, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distibutions to shareholders for the year ended September 30, 2018 have not been reclassified to conform to the current year presentation.

** Net Assets - End of Period includes accumulated net investment income (loss) of $34,306 for the High Yield Bond Fund, $(1,500,349) for the Israel Common Values Fund and $368,580 for the Defensive Strategies Growth Fund as of September 30, 2018.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds

Statements of Changes in Net Assets (Continued)

	Strategic Growth Fund		Conservative Growth Fund		Emerging Markets Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018	March 31, 2019	September 30, 2018	March 31, 2019	September 30, 2018
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income (loss)	$1,061,488	$(46,312)	$1,177,013	$5,369	$(17,242)	$109,807
Net realized gain from investments, affiliated investments and foreign currency transactions	17,761	480,513	61,519	449,831	479,925	974,901
Capital gain distributions from affiliated investments	-	606,054	-	673,012	-	-
Net change in unrealized appreciation (depreciation) on investments, affiliated investments and foreign currency translations	(2,459,759)	(165,160)	(2,247,184)	(609,539)	(62,043)	(3,943,422)

Net increase (decrease) in net assets resulting from operations	(1,380,510)	875,095	(1,008,652)	518,673	400,640	(2,858,714)

Distributions to Shareholders:
Net Investment Income
Class A	-	-	-	-	-	(113,234)
Class C	-	-	-	-	-	(5,091)
Class I	-	-	-	-	-	(14,243)
From net realized gains
Class A	-	-	-	(137,622)	-	-
Class C	-	-	-	(31,354)	-	-
Total distributions paid *
Class A	(100,346)	-	(896,237)	-	(131,029)	-
Class C	(22,035)	-	(216,818)	-	-	-
Class I	-	-	-	-	(21,765)	-

Total dividends and distributions to shareholders	(122,381)	-	(1,113,055)	(168,976)	(152,794)	(132,568)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	2,005,706	3,962,826	1,412,681	4,287,330	4,625,618	11,859,076
Class C	433,251	695,858	463,142	1,689,015	145,289	789,603
Class I	-	-	-	-	639,088	847,810
Reinvestment of dividends and distributions
Class A	97,936	-	860,318	131,649	120,467	105,541
Class C	21,796	-	202,216	30,014	-	4,430
Class I	-	-	-	-	16,344	12,412
Cost of shares redeemed
Class A	(2,874,550)	(5,414,758)	(4,335,570)	(7,840,182)	(2,792,141)	(9,432,142)
Class C	(775,202)	(1,461,107)	(932,119)	(2,480,370)	(359,360)	(723,848)
Class I	-	-	-	-	(411,901)	(538,854)

Net increase (decrease) in net assets from share transactions of beneficial interest	(1,091,063)	(2,217,181)	(2,329,332)	(4,182,544)	1,983,404	2,924,028

Total Increase (Decrease) in Net Assets	(2,593,954)	(1,342,086)	(4,451,039)	(3,832,847)	2,231,250	(67,254)

Net Assets:
Beginning of period	38,390,972	39,733,058	51,257,916	55,090,763	20,997,907	21,065,161

End of period**	$35,797,018	$38,390,972	$46,806,877	$51,257,916	$23,229,157	$20,997,907

Share Activity:
Shares Sold
Class A	223,956	406,432	139,128	396,929	524,306	1,212,100
Class C	52,864	79,661	50,756	171,926	17,455	84,433
Class I	-	-	-	-	74,084	90,646
Shares Reinvested
Class A	11,481	-	89,617	12,201	14,983	11,017
Class C	2,857	-	23,297	3,047	-	473
Class I	-	-	-	-	2,023	1,289
Shares Redeemed
Class A	(318,058)	(557,644)	(429,532)	(727,089)	(325,918)	(992,425)
Class C	(94,340)	(167,568)	(100,561)	(253,047)	(43,469)	(77,584)
Class I	-	-	-	-	(48,088)	(57,141)

Net increase (decrease) in shares of beneficial interest outstanding	(121,240)	(239,119)	(227,295)	(396,033)	215,376	272,808

* Distributions from net investment income and net realized capital gains are combined for the six months ended March 31, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distibutions to shareholders for the year ended September 30, 2018 have not been reclassified to conform to the current year presentation.

** Net Assets - End of Period includes accumulated net investment income (loss) of $(262,904) for the Strategic Growth Fund, $(198,280) for the Conservative Growth Fund and $85,297 for the Emerging Markets Fund as of September 30, 2018.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds

Statements of Changes in Net Assets (Continued)

	Growth & Income Fund
	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018
Operations:	(Unaudited)
Net investment income	$37,098	$29,004
Net realized gain (loss) from investments, affiliated investments and foreign currency transactions	(575,866)	586,267
Capital gain dividends from REITs	-	1,275
Net change in unrealized appreciation (depreciation) on investments and affiliated investments	(1,020,101)	(1,092,083)

Net decrease in net assets resulting from operations	(1,558,869)	(475,537)

Distributions to Shareholders:
Net Investment Income
Class A	-	(18,351)
Class I	-	(5,651)
From net realized gains
Class A	-	(721,257)
Class C	-	(74,717)
Class I	-	(65,160)
Total distributions paid *
Class A	(503,996)	-
Class C	(56,001)	-
Class I	(57,030)	-

Total dividends and distributions to shareholders	(617,027)	(885,136)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	1,215,262	3,785,740
Class C	191,841	770,706
Class I	260,400	1,229,539
Reinvestment of dividends and distributions
Class A	481,793	710,191
Class C	50,747	68,477
Class I	53,254	69,743
Cost of shares redeemed
Class A	(2,508,791)	(6,094,471)
Class C	(646,776)	(528,346)
Class I	(809,350)	(376,437)

Net decrease in net assets from share transactions of beneficial interest	(1,711,620)	(364,858)

Total Decrease in Net Assets	(3,887,516)	(1,725,531)

Net Assets:
Beginning of period	33,904,241	35,629,772

End of period**	$30,016,725	$33,904,241

Share Activity:
Shares Sold
Class A	119,392	338,559
Class C	19,555	71,395
Class I	25,603	108,880
Shares Reinvested
Class A	49,537	63,566
Class C	5,427	6,305
Class I	5,433	6,217
Shares Redeemed
Class A	(245,972)	(548,737)
Class C	(65,830)	(48,945)
Class I	(82,497)	(33,491)

Net decrease in shares of beneficial interest outstanding	(169,352)	(36,251)

* Distributions from net investment income and net realized capital gains are combined for the six months ended March 31, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distibutions to shareholders for the year ended September 30, 2018 have not been reclassified to conform to the current year presentation.

** Net Assets - End of Period includes accumulated net investment income of $10,026 for the Growth & Income Fund as of September 30, 2018.

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six		For the Year	For the Year	For the Year		For the Year	For the Year
	Months ended		ended	ended	ended		ended	ended
	March 31,		September 30,	September 30,	September 30,		September 30,	September 30,
	2019		2018	2017	2016		2015	2014
	(Unaudited)
Net asset value, beginning of period	$9.27		$8.10	$6.82	$7.98		$9.18	$9.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.04)		(0.09)	(0.08)	(0.04)		(0.08)	(0.11)
Net realized and unrealized gain (loss) on investments	(0.83)		1.26	1.36	(0.02)	(B)	(0.05)	0.84

Total from investment operations	(0.87)		1.17	1.28	(0.06)		(0.13)	0.73

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.52)		-	-	(1.10)		(1.07)	(0.55)

Total distributions	(0.52)		-	-	(1.10)		(1.07)	(0.55)

Net asset value, end of period	$7.88		$9.27	$8.10	$6.82		$7.98	$9.18

Total return (C)(D)	(8.61)%	(E)	14.44%	18.77%	(1.03)%		(2.35)%	8.22%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$21,070		$25,926	$22,549	$21,209		$16,306	$19,268
Ratios to average net assets
Expenses, before waiver and reimbursement	1.74%	(F)	1.73%	1.69%	1.69%		1.77%	1.74%
Expenses, net waiver and reimbursement (G)	1.67%	(F)	1.63%	1.59%	1.59%		1.67%	1.73%
Net investment loss, before waiver and reimbursement	(1.09)%	(F)	(1.16)%	(1.12)%	(0.73)%		(1.04)%	(1.19)%
Net investment loss, net waiver and reimbursement (G)	(1.02)%	(F)	(1.06)%	(1.02)%	(0.63)%		(0.94)%	(1.18)%
Portfolio turnover rate	41%	(E)	85%	151%	124%		144%	91%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(C)	Total return calculation does not reflect sales load. Total return represents aggregate total return based on Net Asset Value.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.
(G)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six		For the Year	For the Year	For the Year		For the Year	For the Year
	Months ended		ended	ended	ended		ended	ended
	March 31,		September 30,	September 30,	September 30,		September 30,	September 30,
	2019		2018	2017	2016		2015	2014
	(Unaudited)
Net asset value, beginning of period	$7.64		$6.73	$5.71	$6.90		$8.13	$8.09

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.06)		(0.13)	(0.11)	(0.08)		(0.13)	(0.16)
Net realized and unrealized gain (loss) on investments	(0.69)		1.04	1.13	(0.01)	(B)	(0.03)	0.75

Total from investment operations	(0.75)		0.91	1.02	(0.09)		(0.16)	0.59

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.52)		-	-	(1.10)		(1.07)	(0.55)

Total distributions	(0.52)		-	-	(1.10)		(1.07)	(0.55)

Net asset value, end of period	$6.37		$7.64	$6.73	$5.71		$6.90	$8.13

Total return (C)(D)	(9.02)%	(E)	13.52%	17.86%	(1.73)%		(3.10)%	7.37%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,735		$4,358	$3,584	$3,426		$3,442	$3,458
Ratios to average net assets
Expenses, before waiver and reimbursement	2.49%	(F)	2.48%	2.44%	2.44%		2.52%	2.49%
Expenses, net waiver and reimbursement (G)	2.42%	(F)	2.38%	2.34%	2.34%		2.42%	2.48%
Net investment loss, before waiver and reimbursement	(1.85)%	(F)	(1.91)%	(1.88)%	(1.47)%		(1.78)%	(1.94)%
Net investment loss, net waiver and reimbursement (G)	(1.78)%	(F)	(1.81)%	(1.78)%	(1.37)%		(1.69)%	(1.93)%
Portfolio turnover rate	41%	(E)	85%	151%	124%		144%	91%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(C)	Total return calculation does not reflect redemption fee. Total return represents aggregate total return based on Net Asset Value.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.
(G)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six		For the Year	For the Year	For the Year		For the Year	For the Year
	Months ended		ended	ended	ended		ended	ended
	March 31,		September 30,	September 30,	September 30,		September 30,	September 30,
	2019		2018	2017	2016		2015	2014
	(Unaudited)
Net asset value, beginning of period	$9.41		$8.21	$6.89	$8.03		$9.21	$9.01

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.03)		(0.07)	(0.06)	(0.03)		(0.06)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.84)		1.27	1.38	(0.01)	(B)	(0.05)	0.82

Total from investment operations	(0.87)		1.20	1.32	(0.04)		(0.11)	0.75

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.52)		-	-	(1.10)		(1.07)	(0.55)

Total distributions	(0.52)		-	-	(1.10)		(1.07)	(0.55)

Net asset value, end of period	$8.02		$9.41	$8.21	$6.89		$8.03	$9.21

Total return (C)	(8.48)%	(D)	14.62%	19.16%	(0.75)%		(2.10)%	8.43%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,320		$1,273	$887	$395		$303	$140
Ratios to average net assets
Expenses, before waiver and reimbursement	1.49%	(E)	1.48%	1.44%	1.44%		1.52%	1.33%
Expenses, net waiver and reimbursement (F)	1.42%	(E)	1.38%	1.34%	1.34%		1.42%	1.28%
Net investment loss, before waiver and reimbursement	(0.84)%	(E)	(0.91)%	(0.88)%	(0.48)%		(0.74)%	(0.78)%
Net investment loss, net waiver and reimbursement (F)	(0.77)%	(E)	(0.81)%	(0.78)%	(0.38)%		(0.69)%	(0.73)%
Portfolio turnover rate	41%	(D)	85%	151%	124%		144%	91%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy International Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six		For the Year	For the Year	For the Year		For the Year		For the Year
	Months ended		ended	ended	ended		ended		ended
	March 31,		September 30,	September 30,	September 30,		September 30,		September 30,
	2019		2018	2017	2016		2015		2014
	(Unaudited)
Net asset value, beginning of period	$9.74		$9.86	$8.53	$8.47		$8.89		$8.65

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.00)	*	0.11	0.04	0.00	*	0.08		0.05
Net realized and unrealized gain (loss) on investments	(0.67)		(0.02)	1.38	0.15		(0.50)		0.36

Total from investment operations	(0.67)		0.09	1.42	0.15		(0.42)		0.41

LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.21)	(0.09)	(0.09)		-		(0.17)

Total distributions	(0.10)		(0.21)	(0.09)	(0.09)		-		(0.17)

Net asset value, end of period	$8.97		$9.74	$9.86	$8.53		$8.47		$8.89

Total return (B)(C)	(6.79)%	(D)	0.91%	16.78%	1.85%		(4.72)%	(E)	4.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$62,923		$70,790	$81,153	$70,013		$53,458		$54,709
Ratios to average net assets
Expenses, before waiver and reimbursement	1.74%	(F)	1.71%	1.69%	1.68%		1.67%		1.69%
Expenses, net waiver and reimbursement (G)	1.71%	(F)	1.66%	1.64%	1.63%		1.62%		1.68%
Net investment income (loss) before waiver and reimbursement	(0.07)%	(F)	1.05%	0.35%	(0.03)%		0.88%		0.52%
Net investment income (loss), net waiver and reimbursement (G)	(0.04)%	(F)	1.10%	0.40%	0.02%		0.93%		0.52%
Portfolio turnover rate	14%	(D)	19%	42%	28%		30%		31%

*	Amount is less than $0.005 per share.
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load. Total return represents aggregate total return based on Net Asset Value.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)

As a result of a trade error, the Fund experienced a loss totaling $4,927.83 for the year ended September 30, 2015, all of which was reimbursed by the Advisor; there was no effect on total return due to trade error.

(F)	Annualized.
(G)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy International Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2019		For the Year ended September 30, 2018	For the Year ended September 30, 2017	For the Year ended September 30, 2016	For the Year ended September 30, 2015		For the Year ended September 30, 2014
	(Unaudited)
Net asset value, beginning of period	$9.41		$9.55	$8.25	$8.21	$8.67		$8.46

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.03)		0.03	(0.03)	(0.06)	0.02		(0.02)
Net realized and unrealized gain (loss) on investments	(0.65)		(0.01)	1.34	0.15	(0.48)		0.35	(B)

Total from investment operations	(0.68)		0.02	1.31	0.09	(0.46)		0.33

LESS DISTRIBUTIONS:
From net investment income	(0.01)		(0.16)	(0.01)	(0.05)	-		(0.12)

Total distributions	(0.01)		(0.16)	(0.01)	(0.05)	-		(0.12)

Net asset value, end of period	$8.72		$9.41	$9.55	$8.25	$8.21		$8.67

Total return (C)(D)	(7.17)%	(E)	0.12%	15.93%	1.09%	(5.31)%	(F)	3.87%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,787		$4,779	$4,620	$4,495	$3,498		$3,336
Ratios to average net assets
Expenses, before waiver and reimbursement	2.49%	(G)	2.46%	2.44%	2.43%	2.41%		2.44%
Expenses, net waiver and reimbursement (H)	2.46%	(G)	2.41%	2.39%	2.38%	2.36%		2.44%
Net investment income (loss) before waiver and reimbursement	(0.82)%	(G)	0.28%	(0.41)%	(0.74)%	0.17%		(0.21)%
Net investment income (loss), net waiver and reimbursement (H)	(0.79)%	(G)	0.33%	(0.36)%	(0.69)%	0.18%		(0.20)%
Portfolio turnover rate	14%	(E)	19%	42%	28%	30%		31%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	Annualized.
(F)

As a result of a trade error, the Fund experienced a loss totaling $4,927.83 for the year ended September 30, 2015, all of which was reimbursed by the Advisor; there was no effect on total return due to trade error.

(G)	For periods of less than one full year, total return and turnover are not annualized.
(H)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy International Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2019		For the Year ended September 30, 2018	For the Year ended September 30, 2017	For the Year ended September 30, 2016		For the Year ended September 30, 2015		For the Year ended September 30, 2014
	(Unaudited)
Net asset value, beginning of period	$9.76		$9.89	$8.55	$8.49		$8.88		$8.65

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.01		0.17	0.07	0.02		0.15		0.08
Net realized and unrealized gain (loss) on investments	(0.66)		(0.06)	1.38	0.15	(B)	(0.54)		0.34

Total from investment operations	(0.65)		0.11	1.45	0.17		(0.39)		0.42

LESS DISTRIBUTIONS:
From net investment income	(0.13)		(0.24)	(0.11)	(0.11)		-		(0.19)

Total distributions	(0.13)		(0.24)	(0.11)	(0.11)		-		(0.19)

Net asset value, end of period	$8.98		$9.76	$9.89	$8.55		$8.49		$8.88

Total return (C)	(6.58)%	(D)	1.04%	17.18%	2.08%		(4.39)%	(E)	4.85%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$28,260		$31,286	$13,083	$2,880		$1,581		$461
Ratios to average net assets
Expenses, before waiver and reimbursement	1.49%	(F)	1.45%	1.43%	1.45%		1.42%		1.38%
Expenses, net waiver and reimbursement (G)	1.46%	(F)	1.41%	1.38%	1.39%		1.37%		1.38%
Net investment income, before waiver and reimbursement	0.19%	(F)	1.60%	0.74%	0.22%		1.13%		0.85%
Net investment income, net waiver and reimbursement (G)	0.22%	(F)	1.65%	0.79%	0.29%		1.18%		0.86%
Portfolio turnover rate	14%	(D)	19%	42%	28%		30%		31%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)

As a result of a trade error, the Fund experienced a loss totaling $4,927.83 for the year ended September 30, 2015, all of which was reimbursed by the Advisor; there was no effect on total return due to trade error.

(F)	Annualized.
(G)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy Large/Mid Cap Growth Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2019		For the Year ended September 30, 2018	For the Year ended September 30, 2017	For the Year ended September 30, 2016	For the Year ended September 30, 2015		For the Year ended September 30, 2014
	(Unaudited)
Net asset value, beginning of period	$9.34		$8.59	$7.46	$7.75	$8.66		$8.36

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.01)		(0.02)	(0.01)	(0.02)	(0.01)		(0.01)
Net realized and unrealized gain (loss) on investments	(0.53)		0.99	1.23	0.51	0.03	(B)	1.15

Total from investment operations	(0.54)		0.97	1.22	0.49	0.02		1.14

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.42)		(0.22)	(0.09)	(0.78)	(0.93)		(0.84)

Total distributions	(0.42)		(0.22)	(0.09)	(0.78)	(0.93)		(0.84)

Net asset value, end of period	$8.38		$9.34	$8.59	$7.46	$7.75		$8.66

Total return (C)(D)	(5.10)%	(E)	11.49%	16.53%	6.65%	(0.35)%		14.70%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$68,693		$79,897	$68,291	$53,827	$52,682		$56,073
Ratios to average net assets
Expenses, before waiver and reimbursement	1.59%	(F)	1.52%	1.52%	1.54%	1.56%		1.57%
Expenses, net waiver and reimbursement (G)	1.56%	(F)	1.47%	1.47%	1.49%	1.51%		1.57%
Net investment loss, before waiver and reimbursement	(0.29)%	(F)	(0.25)%	(0.19)%	(0.38)%	(0.14)%		(0.18)%
Net investment loss, net waiver and reimbursement (G)	(0.26)%	(F)	(0.20)%	(0.14)%	(0.33)%	(0.09)%		(0.17)%
Portfolio turnover rate	21%	(E)	57%	76%	71%	73%		61%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.
(G)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy Large/Mid Cap Growth Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2019		For the Year ended September 30, 2018	For the Year ended September 30, 2017	For the Year ended September 30, 2016	For the Year ended September 30, 2015		For the Year ended September 30, 2014
	(Unaudited)
Net asset value, beginning of period	$7.63		$7.11	$6.24	$6.64	$7.60		$7.49

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.03)		(0.07)	(0.06)	(0.07)	(0.06)		(0.07)
Net realized and unrealized gain (loss) on investments	(0.45)		0.81	1.02	0.45	0.03	(B)	1.02

Total from investment operations	(0.48)		0.74	0.96	0.38	(0.03)		0.95

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.42)		(0.22)	(0.09)	(0.78)	(0.93)		(0.84)

Total distributions	(0.42)		(0.22)	(0.09)	(0.78)	(0.93)		(0.84)

Net asset value, end of period	$6.73		$7.63	$7.11	$6.24	$6.64		$7.60

Total return (C)(D)	(5.47)%	(E)	10.63%	15.58%	6.04%	(1.14)%		13.84%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$9,963		$11,355	$9,909	$7,636	$6,490		$5,929
Ratios to average net assets
Expenses, before waiver and reimbursement	2.34%	(F)	2.27%	2.27%	2.30%	2.31%		2.32%
Expenses, net waiver and reimbursement (G)	2.31%	(F)	2.22%	2.22%	2.24%	2.26%		2.32%
Net investment loss, before waiver and reimbursement	(1.04)%	(F)	(1.00)%	(0.94)%	(1.14)%	(0.88)%		(0.93)%
Net investment loss, net waiver and reimbursement (G)	(1.01)%	(F)	(0.95)%	(0.89)%	(1.08)%	(0.84)%		(0.93)%
Portfolio turnover rate	21%	(E)	57%	76%	71%	73%		61%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.
(G)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy Large/Mid Cap Growth Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2019		For the Year ended September 30, 2018		For the Year ended September 30, 2017	For the Year ended September 30, 2016	For the Year ended September 30, 2015		For the Year ended September 30, 2014
	(Unaudited)
Net asset value, beginning of period	$9.48		$8.70		$7.54	$7.80	$8.69		$8.37

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.00	*	0.00	*	0.01	(0.01)	0.02		0.01
Net realized and unrealized gain (loss) on investments	(0.53)		1.00		1.24	0.53	0.02	(B)	1.15	(B)

Total from investment operations	(0.53)		1.00		1.25	0.52	0.04		1.16

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.42)		(0.22)		(0.09)	(0.78)	(0.93)		(0.84)

Total distributions	(0.42)		(0.22)		(0.09)	(0.78)	(0.93)		(0.84)

Net asset value, end of period	$8.53		$9.48		$8.70	$7.54	$7.80		$8.69

Total return (C)	(4.92)%	(D)	11.69%		16.75%	7.01%	(0.10)%		14.94%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$12,057		$10,551		$3,936	$1,088	$1,202		$190
Ratios to average net assets
Expenses, before waiver and reimbursement	1.34%	(E)	1.27%		1.26%	1.29%	1.31%		1.30%
Expenses, net waiver and reimbursement (F)	1.31%	(E)	1.22%		1.21%	1.24%	1.26%		1.29%
Net investment income (loss), before waiver and reimbursement	0.00%	(E)	(0.03)%		0.10%	(0.12)%	0.13%		0.13%
Net investment income (loss), net waiver and reimbursement (F)	0.03%	(E)	0.02%		0.15%	(0.08)%	0.16%		0.14%
Portfolio turnover rate	21%	(D)	57%		76%	71%	73%		61%
*	Amount is less than $0.005 per share.
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy Small Cap Value Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2019		For the Year ended September 30, 2018		For the Year ended September 30, 2017	For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Year ended September 30, 2014
	(Unaudited)
Net asset value, beginning of period	$20.67		$20.50		$17.09	$16.93	$19.79	$20.30

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.03		0.00	*	0.03	(0.01)	(0.07)	(0.04)
Net realized and unrealized gain (loss) on investments	(2.13)		1.96		3.63	1.65	0.64	1.57

Total from investment operations	(2.10)		1.96		3.66	1.64	0.57	1.53

LESS DISTRIBUTIONS:
From net investment income	-		(0.00)	*	-	-	-	-
From net realized gains on investments	(2.30)		(1.79)		(0.25)	(1.48)	(3.43)	(2.04)

Total distributions	(2.30)		(1.79)		(0.25)	(1.48)	(3.43)	(2.04)

Net asset value, end of period	$16.27		$20.67		$20.50	$17.09	$16.93	$19.79

Total return (B)(C)	(8.71)%	(D)	10.11%		21.55%	10.67%	1.90%	7.61%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$97,651		$114,985		$112,953	$94,871	$71,840	$71,997
Ratios to average net assets
Expenses, before waiver and reimbursement	1.61%	(E)	1.50%		1.46%	1.48%	1.53%	1.53%
Expenses, net waiver and reimbursement (F)	1.55%	(E)	1.44%		1.41%	1.44%	1.48%	1.52%
Net investment income (loss), before waiver and reimbursement	0.31%	(E)	(0.08)%		0.13%	(0.09)%	(0.45)%	(0.25)%
Net investment income (loss), net waiver and reimbursement (F)	0.37%	(E)	(0.02)%		0.18%	(0.04)%	(0.40)%	(0.25)%
Portfolio turnover rate	37%	(D)	58%		57%	73%	30%	71%

*	Amount is less than $0.005 per share.
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy Small Cap Value Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2019		For the Year ended September 30, 2018	For the Year ended September 30, 2017	For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Year ended September 30, 2014
	(Unaudited)
Net asset value, beginning of period	$15.09		$15.54	$13.10	$13.42	$16.45	$17.30

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.02)		(0.11)	(0.08)	(0.10)	(0.17)	(0.17)
Net realized and unrealized gain (loss) on investments	(1.64)		1.45	2.77	1.26	0.57	1.36

Total from investment operations	(1.66)		1.34	2.69	1.16	0.40	1.19

LESS DISTRIBUTIONS:
From net realized gains on investments	(2.30)		(1.79)	(0.25)	(1.48)	(3.43)	(2.04)

Total distributions	(2.30)		(1.79)	(0.25)	(1.48)	(3.43)	(2.04)

Net asset value, end of period	$11.13		$15.09	$15.54	$13.10	$13.42	$16.45

Total return (B)(C)	(9.07)%	(D)	9.24%	20.70%	9.81%	1.14%	6.96%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$12,464		$14,603	$13,210	$10,257	$8,981	$8,135
Ratios to average net assets
Expenses, before waiver and reimbursement	2.36%	(E)	2.25%	2.21%	2.23%	2.28%	2.28%
Expenses, net waiver and reimbursement (F)	2.30%	(E)	2.19%	2.16%	2.18%	2.23%	2.27%
Net investment loss, before waiver and reimbursement	(0.44)%	(E)	(0.82)%	(0.62)%	(0.84)%	(1.19)%	(1.01)%
Net investment loss, net waiver and reimbursement (F)	(0.38)%	(E)	(0.76)%	(0.57)%	(0.78)%	(1.14)%	(1.01)%
Portfolio turnover rate	37%	(D)	58%	57%	73%	30%	71%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy Small Cap Value Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2019		For the Year ended September 30, 2018	For the Year ended September 30, 2017	For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Year ended September 30, 2014
	(Unaudited)
Net asset value, beginning of period	$20.93		$20.74	$17.24	$17.03	$19.84	$20.29

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.05		0.06	0.08	0.04	(0.03)	0.02
Net realized and unrealized gain (loss) on investments	(2.15)		1.97	3.67	1.65	0.65	1.57	(B)

Total from investment operations	(2.10)		2.03	3.75	1.69	0.62	1.59

LESS DISTRIBUTIONS:
From net investment income	-		(0.05)	-	-	-	-
From net realized gains on investments	(2.30)		(1.79)	(0.25)	(1.48)	(3.43)	(2.04)

Total distributions	(2.30)		(1.84)	(0.25)	(1.48)	(3.43)	(2.04)

Net asset value, end of period	$16.53		$20.93	$20.74	$17.24	$17.03	$19.84

Total return (C)	(8.59)%	(D)	10.37%	21.89%	10.92%	2.18%	7.93%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$32,633		$35,140	$19,103	$2,324	$870	$532
Ratios to average net assets
Expenses, before waiver and reimbursement	1.36%	(E)	1.25%	1.21%	1.26%	1.28%	1.27%
Expenses, net waiver and reimbursement (F)	1.30%	(E)	1.19%	1.16%	1.20%	1.23%	1.27%
Net investment income (loss), before waiver and reimbursement	0.57%	(E)	0.21%	0.38%	0.18%	(0.19)%	0.06%
Net investment income (loss), net waiver and reimbursement (F)	0.63%	(E)	0.27%	0.43%	0.23%	(0.14)%	0.07%
Portfolio turnover rate	37%	(D)	58%	57%	73%	30%	71%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy Large/Mid Cap Value Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2019		For the Year ended September 30, 2018	For the Year ended September 30, 2017	For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Year ended September 30, 2014
	(Unaudited)
Net asset value, beginning of period	$20.38		$19.16	$17.15	$18.20	$19.61	$18.14

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.06		0.07	0.05	0.01	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments (B)	(0.93)		2.45	2.18	1.04	0.38	2.83

Total from investment operations	(0.87)		2.52	2.23	1.05	0.37	2.82

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.03)	-	-	-	(0.09)
From net realized gains on investments	(1.67)		(1.27)	(0.22)	(2.10)	(1.78)	(1.26)

Total distributions	(1.73)		(1.30)	(0.22)	(2.10)	(1.78)	(1.35)

Net asset value, end of period	$17.78		$20.38	$19.16	$17.15	$18.20	$19.61

Total return (C)(D)	(3.33)%	(E)	13.58%	13.10%	6.40%	1.59%	16.13%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$155,776		$172,163	$167,056	$154,260	$135,091	$138,821
Ratios to average net assets
Expenses, before waiver and reimbursement	1.51%	(F)	1.46%	1.49%	1.48%	1.48%	1.50%
Expenses, net waiver and reimbursement (G)	1.42%	(F)	1.35%	1.41%	1.43%	1.43%	1.49%
Net investment income (loss), before waiver and reimbursement	0.59%	(F)	0.27%	0.18%	(0.01)%	(0.13)%	(0.03)%
Net investment income (loss), net waiver and reimbursement (G)	0.68%	(F)	0.38%	0.26%	0.04%	(0.08)%	(0.03)%
Portfolio turnover rate	1%	(E)	24%	39%	45%	11%	37%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuations in share transactions.

(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.
(G)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy Large/Mid Cap Value Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2019		For the Year ended September 30, 2018	For the Year ended September 30, 2017	For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Year ended September 30, 2014
	(Unaudited)
Net asset value, beginning of period	$16.49		$15.82	$14.30	$15.62	$17.19	$16.12

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.01)		(0.06)	(0.07)	(0.10)	(0.14)	(0.13)
Net realized and unrealized gain (loss) on investments (B)	(0.78)		2.00	1.81	0.88	0.35	2.49

Total from investment operations	(0.79)		1.94	1.74	0.78	0.21	2.36

LESS DISTRIBUTIONS:
From net investment income	-		-	-	-	-	(0.03)
From net realized gains on investments	(1.67)		(1.27)	(0.22)	(2.10)	(1.78)	(1.26)

Total distributions	(1.67)		(1.27)	(0.22)	(2.10)	(1.78)	(1.29)

Net asset value, end of period	$14.03		$16.49	$15.82	$14.30	$15.62	$17.19

Total return (C)(D)	(3.68)%	(E)	12.75%	12.27%	5.64%	0.82%	15.21%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$23,199		$25,852	$23,803	$20,855	$18,458	$16,778
Ratios to average net assets
Expenses, before waiver and reimbursement	2.26%	(F)	2.21%	2.24%	2.23%	2.23%	2.25%
Expenses, net waiver and reimbursement (G)	2.17%	(F)	2.10%	2.16%	2.18%	2.18%	2.24%
Net investment loss, before waiver and reimbursement	(0.17)%	(F)	(0.48)%	(0.57)%	(0.76)%	(0.88)%	(0.78)%
Net investment loss, net waiver and reimbursement (G)	(0.08)%	(F)	(0.37)%	(0.49)%	(0.70)%	(0.83)%	(0.77)%
Portfolio turnover rate	1%	(E)	24%	39%	45%	11%	37%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.
(G)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy Large/Mid Cap Value Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2019		For the Year ended September 30, 2018	For the Year ended September 30, 2017	For the Year ended September 30, 2016		For the Year ended September 30, 2015	For the Year ended September 30, 2014
	(Unaudited)
Net asset value, beginning of period	$20.58		$19.34	$17.27	$18.26		$19.63	$18.13

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.08		0.13	0.10	0.05		0.03	0.05
Net realized and unrealized gain (loss) on investments	(0.93)		2.45	2.19	1.06	(B)	0.38	2.82	(B)

Total from investment operations	(0.85)		2.58	2.29	1.11		0.41	2.87

LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.07)	-	-		-	(0.11)
From net realized gains on investments	(1.67)		(1.27)	(0.22)	(2.10)		(1.78)	(1.26)

Total distributions	(1.78)		(1.34)	(0.22)	(2.10)		(1.78)	(1.37)

Net asset value, end of period	$17.95		$20.58	$19.34	$17.27		$18.26	$19.63

Total return (C)	(3.16)%	(D)	13.83%	13.36%	6.74%		1.81%	16.09%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$39,278		$35,573	$19,384	$5,382		$3,424	$1,442
Ratios to average net assets
Expenses, before waiver and reimbursement	1.26%	(E)	1.21%	1.23%	1.25%		1.23%	1.23%
Expenses, net waiver and reimbursement (F)	1.17%	(E)	1.10%	1.14%	1.19%		1.18%	1.23%
Net investment income, before waiver and reimbursement	0.84%	(E)	0.54%	0.46%	0.24%		0.12%	0.25%
Net investment income, net waiver and reimbursement (F)	0.93%	(E)	0.65%	0.55%	0.30%		0.18%	0.26%
Portfolio turnover rate	1%	(D)	24%	39%	45%		11%	37%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy Fixed Income Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2019		For the Year ended September 30, 2018	For the Year ended September 30, 2017	For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Year ended September 30, 2014
	(Unaudited)
Net asset value, beginning of period	$9.81		$10.22	$10.47	$10.27	$10.43	$10.43

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.09		0.16	0.13	0.14	0.15	0.18
Net realized and unrealized gain (loss) on investments	0.29		(0.39)	(0.22)	0.21	(0.04)	0.10

Total from investment operations	0.38		(0.23)	(0.09)	0.35	0.11	0.28

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.18)	(0.16)	(0.15)	(0.25)	(0.25)
From net realized gains on investments	-		-	-	-	(0.02)	(0.03)

Total distributions	(0.09)		(0.18)	(0.16)	(0.15)	(0.27)	(0.28)

Net asset value, end of period	$10.10		$9.81	$10.22	$10.47	$10.27	$10.43

Total return (B)(C)	3.90%	(D)	(2.31)%	(0.81)%	3.47%	1.08%	2.64%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$74,631		$66,119	$75,858	$86,142	$66,107	$68,274
Ratios to average net assets
Expenses, before waiver and reimbursement	1.25%	(E)	1.30%	1.30%	1.24%	1.28%	1.30%
Expenses, net waiver and reimbursement (F)	1.12%	(E)	1.10%	1.10%	1.04%	1.11%	1.14%
Net investment income, before waiver and reimbursement	1.60%	(E)	1.40%	1.05%	1.19%	1.29%	1.60%
Net investment income, net waiver and reimbursement (F)	1.73%	(E)	1.60%	1.25%	1.39%	1.48%	1.75%
Portfolio turnover rate	10%	(D)	30%	43%	40%	28%	18%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy Fixed Income Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2019		For the Year ended September 30, 2018	For the Year ended September 30, 2017	For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Year ended September 30, 2014
	(Unaudited)
Net asset value, beginning of period	$9.44		$9.85	$10.09	$9.89	$10.07	$10.07

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.05		0.08	0.05	0.07	0.08	0.10
Net realized and unrealized gain (loss) on investments	0.28		(0.39)	(0.20)	0.19	(0.04)	0.11

Total from investment operations	0.33		(0.31)	(0.15)	0.26	0.04	0.21

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.10)	(0.09)	(0.06)	(0.20)	(0.18)
From net realized gains on investments	-		-	-	-	(0.02)	(0.03)

Total distributions	(0.05)		(0.10)	(0.09)	(0.06)	(0.22)	(0.21)

Net asset value, end of period	$9.72		$9.44	$9.85	$10.09	$9.89	$10.07

Total return (B)(C)	3.54%	(D)	(3.15)%	(1.49)%	2.66%	0.36%	2.02%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$9,862		$9,653	$9,637	$9,660	$8,510	$7,120
Ratios to average net assets
Expenses, before waiver and reimbursement	2.00%	(E)	2.05%	2.06%	1.99%	2.03%	2.05%
Expenses, net waiver and reimbursement (F)	1.87%	(E)	1.85%	1.86%	1.79%	1.86%	1.90%
Net investment income, before waiver and reimbursement	0.86%	(E)	0.65%	0.30%	0.46%	0.56%	0.85%
Net investment income, net waiver and reimbursement (F)	0.99%	(E)	0.85%	0.50%	0.65%	0.73%	1.00%
Portfolio turnover rate	10%	(D)	30%	43%	40%	28%	18%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy Fixed Income Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2019		For the Year ended September 30, 2018	For the Year ended September 30, 2017	For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Year ended September 30, 2014
	(Unaudited)
Net asset value, beginning of period	$9.74		$10.15	$10.41	$10.20	$10.36	$10.34

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.10		0.18	0.16	0.17	0.18	0.41
Net realized and unrealized gain (loss) on investments	0.28		(0.39)	(0.23)	0.22	(0.05)	(0.08)	(B)

Total from investment operations	0.38		(0.21)	(0.07)	0.39	0.13	0.33

LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.20)	(0.19)	(0.18)	(0.27)	(0.28)
From net realized gains on investments	-		-	-	-	(0.02)	(0.03)

Total distributions	(0.10)		(0.20)	(0.19)	(0.18)	(0.29)	(0.31)

Net asset value, end of period	$10.02		$9.74	$10.15	$10.41	$10.20	$10.36

Total return (C)	3.96%	(D)	(2.06)%	(0.64)%	3.91%	1.28%	3.16%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,941		$3,208	$2,134	$564	$483	$103
Ratios to average net assets
Expenses, before waiver and reimbursement	1.00%	(E)	1.05%	1.08%	0.96%	1.03%	(0.44)%
Expenses, net waiver and reimbursement (F)	0.87%	(E)	0.85%	0.88%	0.78%	0.87%	(0.64)%
Net investment income, before waiver and reimbursement	1.85%	(E)	1.66%	1.37%	1.45%	1.58%	3.72%
Net investment income, net waiver and reimbursement (F)	1.98%	(E)	1.86%	1.57%	1.63%	1.73%	3.92%
Portfolio turnover rate	10%	(D)	30%	43%	40%	28%	18%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy High Yield Bond Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2019		For the Year ended September 30, 2018	For the Year ended September 30, 2017	For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Year ended September 30, 2014
	(Unaudited)
Net asset value, beginning of period	$9.02		$9.40	$9.11	$8.64	$9.49	$9.40

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.18		0.34	0.34	0.36	0.40	0.44
Net realized and unrealized gain (loss) on investments	0.09		(0.36)	0.28	0.46	(0.85)	0.09

Total from investment operations	0.27		(0.02)	0.62	0.82	(0.45)	0.53

LESS DISTRIBUTIONS:
From net investment income	(0.18)		(0.36)	(0.33)	(0.35)	(0.40)	(0.44)

Total distributions	(0.18)		(0.36)	(0.33)	(0.35)	(0.40)	(0.44)

Net asset value, end of period	$9.11		$9.02	$9.40	$9.11	$8.64	$9.49

Total return (B)(C)	3.02%	(D)	(0.17)%	6.94%	9.80%	(4.88)%	5.71%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$34,941		$41,991	$52,950	$49,187	$36,279	$41,038
Ratios to average net assets
Expenses, before waiver and reimbursement	1.46%	(E)	1.44%	1.32%	1.29%	1.30%	1.28%
Expenses, net waiver and reimbursement (F)	1.43%	(E)	1.39%	1.27%	1.24%	1.25%	1.28%
Net investment income, before waiver and reimbursement	4.02%	(E)	3.67%	3.66%	4.03%	4.28%	4.53%
Net investment income, net waiver and reimbursement (F)	4.05%	(E)	3.72%	3.71%	4.08%	4.33%	4.53%
Portfolio turnover rate	23%	(D)	12%	45%	27%	39%	53%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy High Yield Bond Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2019		For the Year ended September 30, 2018	For the Year ended September 30, 2017	For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Year ended September 30, 2014
	(Unaudited)
Net asset value, beginning of period	$9.14		$9.51	$9.22	$8.72	$9.57	$9.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.15		0.28	0.28	0.30	0.33	0.37
Net realized and unrealized gain (loss) on investments	0.08		(0.36)	0.27	0.47	(0.86)	0.09

Total from investment operations	0.23		(0.08)	0.55	0.77	(0.53)	0.46

LESS DISTRIBUTIONS:
From net investment income	(0.14)		(0.29)	(0.26)	(0.27)	(0.32)	(0.37)

Total distributions	(0.14)		(0.29)	(0.26)	(0.27)	(0.32)	(0.37)

Net asset value, end of period	$9.23		$9.14	$9.51	$9.22	$8.72	$9.57

Total return (B)(C)	2.55%	(D)	(0.85)%	6.04%	9.04%	(5.58)%	4.89%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,071		$3,219	$3,539	$3,108	$2,714	$2,771
Ratios to average net assets
Expenses, before waiver and reimbursement	2.21%	(E)	2.19%	2.07%	2.03%	2.05%	2.03%
Expenses, net waiver and reimbursement (F)	2.18%	(E)	2.14%	2.02%	1.98%	2.00%	2.03%
Net investment income, before waiver and reimbursement	3.27%	(E)	2.92%	2.91%	3.30%	3.53%	3.78%
Net investment income, net waiver and reimbursement (F)	3.30%	(E)	2.97%	2.96%	3.35%	3.57%	3.79%
Portfolio turnover rate	23%	(D)	12%	45%	27%	39%	53%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy High Yield Bond Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2019		For the Year ended September 30, 2018	For the Year ended September 30, 2017	For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Year ended September 30, 2014
	(Unaudited)
Net asset value, beginning of period	$9.02		$9.41	$9.12	$8.65	$9.50	$9.40

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.19		0.36	0.37	0.39	0.43	0.47
Net realized and unrealized gain (loss) on investments	0.09		(0.36)	0.28	0.46	(0.86)	0.10

Total from investment operations	0.28		0.00	0.65	0.85	(0.43)	0.57

LESS DISTRIBUTIONS:
From net investment income	(0.19)		(0.39)	(0.36)	(0.38)	(0.42)	(0.47)

Total distributions	(0.19)		(0.39)	(0.36)	(0.38)	(0.42)	(0.47)

Net asset value, end of period	$9.11		$9.02	$9.41	$9.12	$8.65	$9.50

Total return (B)	3.16%	(C)	0.00%	7.21%	10.12%	(4.62)%	6.07%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$12,653		$11,578	$9,717	$1,560	$2,758	$241
Ratios to average net assets
Expenses, before waiver and reimbursement	1.21%	(D)	1.19%	1.06%	0.96%	1.06%	0.90%
Expenses, net waiver and reimbursement (E)	1.18%	(D)	1.14%	1.01%	0.92%	1.00%	0.89%
Net investment income, before waiver and reimbursement	4.27%	(D)	3.92%	3.89%	4.38%	4.55%	4.77%
Net investment income, net waiver and reimbursement (E)	4.30%	(D)	3.97%	3.94%	4.42%	4.58%	4.78%
Portfolio turnover rate	23%	(C)	12%	45%	27%	39%	53%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(C)	For periods of less than one full year, total return and turnover are not annualized.
(D)	Annualized.
(E)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy Israel Common Values Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2019		For the Year ended September 30, 2018	For the Year ended September 30, 2017	For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Year ended September 30, 2014
	(Unaudited)
Net asset value, beginning of period	$15.74		$14.91	$12.45	$11.10	$12.31	$12.69

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(A)	(0.02)		(0.04)	0.07	(0.09)	(0.10)	(0.08)
Net realized and unrealized gain (loss) on investments	0.25		1.07	2.58	1.44	(1.11)	0.37

Total from investment operations	0.23		1.03	2.65	1.35	(1.21)	0.29

LESS DISTRIBUTIONS:
From net investment income	-		(0.14)	(0.19)	-	-	(0.67)
From net realized gains on investments	(0.10)		-	-	-	-	-
Return of Capital	-		(0.06)	-	-	-	-

Total distributions	(0.10)		(0.20)	(0.19)	-	-	(0.67)

Net asset value, end of period	$15.87		$15.74	$14.91	$12.45	$11.10	$12.31

Total return (B)(C)	1.52%	(D)	7.00%	21.62%	12.16%	(9.83)%	2.21%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$40,970		$41,137	$34,958	$16,030	$11,756	$13,792
Ratio of expenses to average net assets	1.80%	(E)	1.84%	1.80%	1.96%	1.93%	1.98%
Ratio of net investment income (loss) to average net assets	(0.28)%	(E)	(0.27)%	0.54%	(0.82)%	(0.83)%	(0.64)%
Portfolio turnover rate	16%	(D)	9%	10%	38%	24%	11%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Israel Common Values Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2019		For the Year ended September 30, 2018	For the Year ended September 30, 2017	For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Year ended September 30, 2014
	(Unaudited)
Net asset value, beginning of period	$15.09		$14.33	$12.01	$10.78	$12.05	$12.50

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.08)		(0.15)	(0.03)	(0.18)	(0.18)	(0.18)
Net realized and unrealized gain (loss) on investments	0.25		1.03	2.48	1.41	(1.09)	0.37

Total from investment operations	0.17		0.88	2.45	1.23	(1.27)	0.19

LESS DISTRIBUTIONS:
From net investment income	-		(0.07)	(0.13)	-	-	(0.64)
From net realized gains on investments	(0.10)		-	-	-	-	-
Return of Capital	-		(0.05)	-	-	-	-

Total distributions	(0.10)		(0.12)	(0.13)	-	-	(0.64)

Net asset value, end of period	$15.16		$15.09	$14.33	$12.01	$10.78	$12.05

Total return (B)(C)	1.18%	(D)	6.20%	20.60%	11.41%	(10.54)%	1.40%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$9,226		$9,220	$7,905	$4,144	$2,722	$2,342
Ratio of expenses to average net assets	2.55%	(E)	2.59%	2.56%	2.71%	2.68%	2.74%
Ratio of net investment loss to average net assets	(1.07)%	(E)	(1.01)%	(0.21)%	(1.57)%	(1.59)%	(1.38)%
Portfolio turnover rate	16%	(D)	9%	10%	38%	24%	11%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Israel Common Values Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2019		For the Year ended September 30, 2018	For the Year ended September 30, 2017	For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Year ended September 30, 2014
	(Unaudited)
Net asset value, beginning of period	$15.81		$14.97	$12.50	$11.11	$12.29	$12.67

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.01		0.01	0.12	(0.08)	(0.03)	(0.05)
Net realized and unrealized gain (loss) on investments (B)	0.25		1.06	2.57	1.47	(1.15)	0.37

Total from investment operations	0.26		1.07	2.69	1.39	(1.18)	0.32

LESS DISTRIBUTIONS:
From net investment income	-		(0.04)	(0.22)	-	-	(0.70)
From net realized gains on investments	(0.10)		-	-	-	-	-
Return of Capital	-		(0.19)	-	-	-	-

Total distributions	(0.10)		(0.23)	(0.22)	-	-	(0.70)

Net asset value, end of period	$15.97		$15.81	$14.97	$12.50	$11.11	$12.29

Total return (C)	1.70%	(D)	7.22%	21.87%	12.51%	(9.60)%	2.36%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$15,639		$10,084	$2,189	$520	$236	$13
Ratio of expenses to average net assets	1.55%	(E)	1.69%	1.56%	1.72%	1.68%	1.78%
Ratio of net investment income (loss) to average net assets	0.12%	(E)	0.05%	0.83%	(0.58)%	(0.58)%	(0.36)%
Portfolio turnover rate	16%	(D)	9%	10%	38%	24%	11%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Defensive Strategies Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six		For the Year	For the Year		For the Year	For the Year	For the
	Months ended March 31,		ended September 30,	ended September 30,		ended September 30,	ended September 30,	ended September 30,
	2019		2018	2017		2016	2015	2014
	(Unaudited)
Net asset value, beginning of period	$11.44		$11.37	$11.49		$10.54	$11.38	$11.12

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.02		0.10	0.00	*	0.04	0.02	0.09
Net realized and unrealized gain (loss) on investments	0.14		(0.01)	(0.08)		0.91	(0.73)	0.25

Total from investment operations	0.16		0.09	(0.08)		0.95	(0.71)	0.34

LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.02)	(0.04)		-	(0.12)	(0.05)
From net realized gains on investments	(0.18)		-	-		-	(0.01)	(0.03)

Total distributions	(0.29)		(0.02)	(0.04)		-	(0.13)	(0.08)

Net asset value, end of period	$11.31		$11.44	$11.37		$11.49	$10.54	$11.38

Total return (B)(C)	1.51%	(D)	0.75%	(0.72)%		9.01%	(6.30)%	3.06%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$37,255		$40,573	$50,080		$68,706	$71,569	$54,054
Ratios to average net assets
Expenses, before waiver and reimbursement	1.38%	(E)	1.41%	1.44%		1.35%	1.26%	1.28%
Expenses, net waiver and reimbursement (F)	1.35%	(E)	1.36%	1.39%		1.30%	1.21%	1.28%
Net investment income, before waiver and reimbursement	0.36%	(E)	0.86%	(0.05)%		0.35%	0.11%	0.78%
Net investment income, net waiver and reimbursement (F)	0.39%	(E)	0.91%	0.00%		0.40%	0.16%	0.78%
Portfolio turnover rate	19%	(D)	35%	51%		58%	42%	24%
*	Amount is less than $0.005 per share.
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load. Total return represents aggregate total return based on Net Asset Value.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy Defensive Strategies Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six		For the Year	For the Year	For the Year		For the Year	For the Year
	Months ended		ended	ended	ended		ended	ended
	March 31,		September 30,	September 30,	September 30,		September 30,	September 30,
	2019		2018	2017	2016		2015	2014
	(Unaudited)
Net asset value, beginning of period	$10.90		$10.90	$11.07	$10.22		$11.04	$10.82

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.02)		0.02	(0.08)	(0.04)		(0.07)	-
Net realized and unrealized gain (loss) on investments	0.13		(0.02)	(0.09)	0.89	(B)	(0.71)	0.25

Total from investment operations	0.11		0.00	(0.17)	0.85		(0.78)	0.25

LESS DISTRIBUTIONS:
From net investment income	(0.02)		-	-	-		(0.03)	-
From net realized gains on investments	(0.18)		-	-	-		(0.01)	(0.03)

Total distributions	(0.20)		-	-	-		(0.04)	(0.03)

Net asset value, end of period	$10.81		$10.90	$10.90	$11.07		$10.22	$11.04

Total return (C)(D)	1.06%	(E)	0.00%	(1.54)%	8.32%		(7.06)%	2.27%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$4,400		$5,432	$6,683	$9,630		$14,671	$14,461
Ratios to average net assets
Expenses, before waiver and reimbursement	2.13%	(F)	2.16%	2.21%	2.07%		2.01%	2.04%
Expenses, net waiver and reimbursement (G)	2.10%	(F)	2.11%	2.16%	2.02%		1.96%	2.03%
Net investment income (loss), before waiver and reimbursement	(0.41)%	(F)	0.09%	(0.79)%	(0.46)%		(0.67)%	(0.02)%
Net investment income (loss), net waiver and reimbursement (G)	(0.38)%	(F)	0.14%	(0.74)%	(0.41)%		(0.62)%	(0.01)%
Portfolio turnover rate	19%	(E)	35%	51%	58%		42%	24%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(C)	Total return calculation does not reflect redemption fee. Total return represents aggregate total return based on Net Asset Value.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.
(G)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy Defensive Strategies Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2019		2018	2017	2016	2015	2014
	(Unaudited)
Net asset value, beginning of period	$11.45		$11.38	$11.51	$10.52	$11.36	$11.11

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.03		0.14	0.06	0.09	0.05	0.18
Net realized and unrealized gain (loss) on investments	0.13		(0.02)	(0.12)	0.90	(0.73)	0.20

Total from investment operations	0.16		0.12	(0.06)	0.99	(0.68)	0.38

LESS DISTRIBUTIONS:
From net investment income	(0.14)		(0.05)	(0.07)	-	(0.15)	(0.10)
From net realized gains on investments	(0.18)		-	-	-	(0.01)	(0.03)

Total distributions	(0.32)		(0.05)	(0.07)	-	(0.16)	(0.13)

Net asset value, end of period	$11.29		$11.45	$11.38	$11.51	$10.52	$11.36

Total return (B,C)	1.57%	(D)	1.04%	(0.54)%	9.41%	(6.09)%	3.39%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,019		$3,071	$2,661	$398	$163	$97
Ratios to average net assets
Expenses, before waiver and reimbursement	1.13%	(E)	1.16%	1.14%	1.18%	1.01%	0.74%
Expenses, net waiver and reimbursement (F)	1.10%	(E)	1.11%	1.09%	1.12%	0.96%	0.72%
Net investment income, before waiver and reimbursement	0.60%	(E)	1.14%	0.44%	0.73%	0.42%	1.50%
Net investment income, net waiver and reimbursement (F)	0.63%	(E)	1.19%	0.49%	0.79%	0.47%	1.52%
Portfolio turnover rate	19%	(D)	35%	51%	58%	42%	24%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return represents aggregate total return based on Net Asset Value.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy Strategic Growth Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2019		2018	2017	2016	2015	2014
	(Unaudited)
Net asset value, beginning of period	$9.70		$9.48	$8.73	$8.42	$8.90	$8.34

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.28		0.00 *	(0.04)	(0.03)	0.03	0.12
Net realized and unrealized gain (loss) on investments	(0.62)		0.22	0.79	0.37	(0.40)	0.45

Total from investment operations	(0.34)		0.22	0.75	0.34	(0.37)	0.57

LESS DISTRIBUTIONS:
From net investment income	-		-	-	(0.03)	(0.11)	(0.01)
From net realized gains on investments	(0.03)		-	-	-	-	-

Total distributions	(0.03)		-	-	(0.03)	(0.11)	(0.01)

Net asset value, end of period	$9.33		$9.70	$9.48	$8.73	$8.42	$8.90

Total return (B)(C)	(3.47)%	(D)	2.32%	8.59%	4.03%	(4.16)%	6.82%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$30,074		$32,078	$32,767	$32,800	$33,071	$36,951
Ratio of expenses to average net assets (E)	1.13%	(F)	1.10%	1.07%	1.05%	1.08%	1.07%
Ratio of net investment income (loss), to average net assets (E)(G)	6.10%	(F)	0.00%	(0.45)%	(0.38)%	0.37%	1.34%
Portfolio turnover rate	9%	(D)	8%	36%	37%	24%	14%
*	Amount is less than $0.005 per share.
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(F)	Annualized.
(G)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Timothy Strategic Growth Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2019		2018	2017	2016	2015	2014
	(Unaudited)
Net asset value, beginning of period	$8.70		$8.57	$7.95	$7.70	$8.15	$7.69

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.22		(0.06)	(0.10)	(0.08)	(0.02)	0.03
Net realized and unrealized gain (loss) on investments	(0.56)		0.19	0.72	0.33	(0.38)	0.43

Total from investment operations	(0.34)		0.13	0.62	0.25	(0.40)	0.46

LESS DISTRIBUTIONS:
From net investment income	-		-	-	-	(0.05)	-
From net realized gains on investments	(0.03)		-	-	-	-	-

Total distributions	(0.03)		-	-	-	(0.05)	-

Net asset value, end of period	$8.33		$8.70	$8.57	$7.95	$7.70	$8.15

Total return (B)(C)	(3.87)%	(D)	1.52%	7.80%	3.25%	(4.89)%	5.98%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$5,723		$6,313	$6,966	$7,380	$7,713	$8,842
Ratio of expenses to average net assets (E)	1.88%	(F)	1.85%	1.82%	1.80%	1.84%	1.82%
Ratio of net investment income (loss), to average net assets (E)(G)	5.44%	(F)	(0.70)%	(1.18)%	(1.09)%	(0.29)%	0.50%
Portfolio turnover rate	9%	(D)	8%	36%	37%	24%	14%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(F)	Annualized.
(G)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Timothy Conservative Growth Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2019		2018	2017	2016	2015	2014
	(Unaudited)
Net asset value, beginning of period	$10.75		$10.67	$10.06	$10.32	$11.01	$10.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.26		0.02	(0.02)	(0.03)	0.06	0.14
Net realized and unrealized gain (loss) on investments	(0.45)		0.09	0.63	0.43	(0.32)	0.41

Total from investment operations	(0.19)		0.11	0.61	0.40	(0.26)	0.55

LESS DISTRIBUTIONS:
From net investment income	-		-	-	(0.05)	(0.10)	(0.05)
From net realized gains on investments	(0.24)		(0.03)	-	(0.61)	(0.33)	-
Total distributions	(0.24)		(0.03)	-	(0.66)	(0.43)	(0.05)

Net asset value, end of period	$10.32		$10.75	$10.67	$10.06	$10.32	$11.01

Total return (B)(C)	(1.63)%	(D)	1.06%	6.06%	4.22%	(2.47)%	5.23%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$38,265		$42,040	$45,110	$44,437	$44,706	$47,543
Ratio of expenses to average net assets (E)	1.09%	(F)	1.08%	1.04%	1.02%	1.07%	1.05%
Ratio of net investment income (loss) to average net assets (E)(G)	5.17%	(F)	0.14%	(0.20)%	(0.27)%	0.53%	1.26%
Portfolio turnover rate	7%	(D)	7%	27%	27%	25%	19%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(F)	Annualized.
(G)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Timothy Conservative Growth Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2019		2018	2017	2016	2015	2014
	(Unaudited)
Net asset value, beginning of period	$9.76		$9.76	$9.27	$9.58	$10.22	$9.79

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.20		(0.06)	(0.09)	(0.09)	(0.01)	0.03
Net realized and unrealized gain (loss) on investments (B)	(0.41)		0.09	0.58	0.39	(0.30)	0.40

Total from investment operations	(0.21)		0.03	0.49	0.30	(0.31)	0.43

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.24)		(0.03)	-	(0.61)	(0.33)	-

Total distributions	(0.24)		(0.03)	-	(0.61)	(0.33)	-

Net asset value, end of period	$9.31		$9.76	$9.76	$9.27	$9.58	$10.22

Total return (C)(D)	(2.00)%	(E)	0.34%	5.29%	3.39%	(3.19)%	4.39%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$8,542		$9,218	$9,981	$10,697	$11,135	$12,359
Ratio of expenses to average net assets (F)	1.84%	(G)	1.83%	1.79%	1.77%	1.82%	1.79%
Ratio of net investment income (loss), to average net assets (F)(H)	4.34%	(G)	(0.63)%	(0.96)%	(1.01)%	(0.14)%	0.41%
Portfolio turnover rate	7%	(E)	7%	27%	27%	25%	19%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(C)	Total return calculation does not reflect redemption fees. Total return represents aggregate total return based on Net Asset Value.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(G)	Annualized.
(H)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Timothy Emerging Markets Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2019		For the Year ended September 30, 2018	For the Year ended September 30, 2017	For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Year ended September 30, 2014
	(Unaudited)
Net asset value, beginning of period	$8.62		$9.73	$8.06	$6.34	$10.23	$10.53

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.00)	*	0.05	0.06	0.03	0.04	(0.02)
Net realized and unrealized gain (loss) on investments	0.20		(1.09)	1.65	1.69	(3.35)	0.08

Total from investment operations	0.20		(1.04)	1.71	1.72	(3.31)	0.06

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.07)	(0.04)	-	(0.04)	-
From net realized gains on investments	-		-	-	-	(0.54)	(0.36)

Total distributions	(0.07)		(0.07)	(0.04)	-	(0.58)	(0.36)

Net asset value, end of period	$8.75		$8.62	$9.73	$8.06	$6.34	$10.23

Total return (B)(C)	2.37%	(D)	(10.81)%	21.29%	27.13%	(33.78)%	0.61%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$19,077		$16,941	$16,889	$7,118	$5,981	$10,803
Ratios to average net assets
Expenses, before waiver and reimbursement	2.61%	(E)	2.60%	2.27%	2.58%	2.50%	2.55%
Expenses, net waiver and reimbursement (F)	2.58%	(E)	2.55%	2.22%	2.53%	2.45%	2.55%
Net investment income (loss), before waiver and reimbursement	(0.14)%	(E)	0.48%	0.68%	0.39%	0.36%	(0.19)%
Net investment income (loss), net waiver and reimbursement (F)	(0.11)%	(E)	0.53%	0.73%	0.44%	0.41%	(0.19)%
Portfolio turnover rate	21%	(D)	51%	31%	24%	37%	39%
*	Amount is less than $0.005 per share
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy Emerging Markets Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2019		For the Year ended September 30, 2018	For the Year ended September 30, 2017		For the Year ended September 30, 2016		For the Year ended September 30, 2015	For the Year ended September 30, 2014
	(Unaudited)
Net asset value, beginning of period	$8.37		$9.48	$7.88		$6.23		$10.09	$10.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.04)		(0.02)	0.00	*	(0.02)		(0.02)	(0.09)
Net realized and unrealized gain (loss) on investments	0.21		(1.07)	1.60		1.67	(B)	(3.30)	0.06

Total from investment operations	0.17		(1.09)	1.60		1.65		(3.32)	(0.03)

LESS DISTRIBUTIONS:
From net investment income	-		(0.02)	-		-		-	-
From net realized gains on investments	-		-	-		-		(0.54)	(0.36)

Total distributions	-		(0.02)	-		-		(0.54)	(0.36)

Net asset value, end of period	$8.54		$8.37	$9.48		$7.88		$6.23	$10.09

Total return (C)(D)	2.03%	(E)	(11.53)%	20.30%		26.48%		(34.29)%	(0.27)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,015		$2,192	$2,413		$897		$498	$883
Ratios to average net assets
Expenses, before waiver and reimbursement	3.36%	(F)	3.35%	3.02%		3.36%		3.26%	3.25%
Expenses, net waiver and reimbursement (G)	3.33%	(F)	3.30%	2.97%		3.28%		3.21%	3.25%
Net investment loss, before waiver and reimbursement	(0.93)%	(F)	(0.25)%	(0.04)%		(0.29)%		(0.39)%	(0.83)%
Net investment income (loss), net waiver and reimbursement (G)	(0.89)%	(F)	(0.20)%	0.01%		(0.24)%		(0.34)%	(0.83)%
Portfolio turnover rate	21%	(E)	51%	31%		24%		37%	39%
*	Amount is less than $0.005 per share
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.
(G)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy Emerging Markets Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2019		For the Year ended September 30, 2018	For the Year ended September 30, 2017	For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Year ended September 30, 2014
	(Unaudited)
Net asset value, beginning of period	$8.68		$9.79	$8.11	$6.35	$10.25	$10.53

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.01		0.08	0.09	0.05	0.08	0.03
Net realized and unrealized gain (loss) on investments	0.20		(1.11)	1.64	1.71	(3.38)	0.05	(B)

Total from investment operations	0.21		(1.03)	1.73	1.76	(3.30)	0.08

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.08)	(0.05)	-	(0.06)	-
From net realized gains on investments	-		-	-	-	(0.54)	(0.36)

Total distributions	(0.09)		(0.08)	(0.05)	-	(0.60)	(0.36)

Net asset value, end of period	$8.80		$8.68	$9.79	$8.11	$6.35	$10.25

Total return (C)	2.55%	(D)	(10.58)%	21.52%	27.72%	(33.04)%	0.81%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,137		$1,865	$1,762	$703	$329	$333
Ratios to average net assets
Expenses, before waiver and reimbursement	2.36%	(E)	2.35%	2.02%	2.42%	2.26%	2.25%
Expenses, net waiver and reimbursement (F)	2.33%	(E)	2.30%	1.97%	2.38%	2.21%	2.25%
Net investment income, before waiver and reimbursement	0.11%	(E)	0.74%	0.97%	0.61%	0.90%	0.25%
Net investment income, net waiver and reimbursement (F)	0.14%	(E)	0.79%	1.02%	0.66%	0.95%	0.26%
Portfolio turnover rate	21%	(D)	51%	31%	24%	37%	39%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy Growth & Income Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2019		For the Year ended September 30, 2018	For the Year ended September 30, 2017	For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Period ended September 30, 2014 (A)
	(Unaudited)
Net asset value, beginning of period	$10.87		$11.28	$10.76	$10.53	$10.95	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.01		0.01	0.01	0.03	0.01	(0.02)
Net realized and unrealized gain (loss) on investments	(0.51)		(0.14)	0.52	0.22	(0.42)	0.97

Total from investment operations	(0.50)		(0.13)	0.53	0.25	(0.41)	0.95

LESS DISTRIBUTIONS:
From net investment income	(0.01)		(0.01)	(0.01)	(0.02)	(0.01)	-
From net realized gains on investments	(0.19)		(0.27)	-	-	-	-

Total distributions	(0.20)		(0.28)	(0.01)	(0.02)	(0.01)	-

Net asset value, end of period	$10.17		$10.87	$11.28	$10.76	$10.53	$10.95

Total return (C)(D)	(4.50)%	(E)	(1.22)%	4.91%	2.36%	(3.75)%	9.50%	(E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$25,160		$27,716	$30,426	$36,486	$26,378	$24,272
Ratios to average net assets
Expenses, before waiver and reimbursement	1.66%	(F)	1.70%	1.59%	1.59%	1.56%	1.68%	(F)
Expenses, net waiver and reimbursement (G)	1.62%	(F)	1.65%	1.54%	1.54%	1.51%	1.67%	(F)
Net investment income (loss), before waiver and reimbursement	0.25%	(F)	0.08%	0.03%	0.20%	0.08%	(0.21%)	(F)
Net investment income (loss), net waiver and reimbursement (G)	0.29%	(F)	0.13%	0.08%	0.25%	0.13%	(0.21%)	(F)
Portfolio turnover rate	13%	(E)	56%	118%	45%	75%	21%	(E)
(A)	For the period October 1, 2013 (Commencement of Operations) to September 30, 2014.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.
(G)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy Growth & Income Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six		For the Year	For the Year	For the Year		For the Year	For the
	Months ended		ended	ended	ended		ended	Period ended
	March 31,		September 30,	September 30,	September 30,		September 30,	September 30,
	2019		2018	2017	2016		2015	2014 (A)
	(Unaudited)
Net asset value, beginning of period	$10.51		$10.99	$10.55	$10.39		$10.87	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.02)		(0.07)	(0.07)	(0.06)		(0.06)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.49)		(0.14)	0.51	0.22	(C)	(0.42)	0.95

Total from investment operations	(0.51)		(0.21)	0.44	0.16		(0.48)	0.87

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.19)		(0.27)	-	-		-	-

Total distributions	(0.19)		(0.27)	-	-		-	-

Net asset value, end of period	$9.81		$10.51	$10.99	$10.55		$10.39	$10.87

Total return (D)(E)	(4.77)%	(F)	(1.97)%	4.17%	1.54%		(4.42)%	8.70%	(F)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,563		$3,176	$3,006	$3,028		$3,330	$2,081
Ratios to average net assets
Expenses, before waiver and reimbursement	2.41%	(G)	2.45%	2.34%	2.32%		2.30%	2.20%	(G)
Expenses, net waiver and reimbursement (H)	2.37%	(G)	2.40%	2.29%	2.28%		2.25%	2.19%	(G)
Net investment loss, before waiver and reimbursement	(0.51%)	(G)	(0.67%)	(0.73%)	(0.61%)		(0.60%)	(0.72%)	(G)
Net investment loss, net waiver and reimbursement (H)	(0.47%)	(G)	(0.62%)	(0.68%)	(0.56%)		(0.55%)	(0.70%)	(G)
Portfolio turnover rate	13%	(F)	56%	118%	45%		75%	21%	(F)
(A)	For the period October 1, 2013 (Commencement of Operations) to September 30, 2014.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(D)	Total return calculation does not reflect redemption fee.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(F)	For periods of less than one full year, total return and turnover are not annualized.
(G)	Annualized.
(H)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy Growth & Income Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six		For the Year	For the Year	For the Year	For the Year	For the
	Months ended		ended	ended	ended	ended	Period ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2019		2018	2017	2016	2015	2014 (A)
	(Unaudited)
Net asset value, beginning of period	$10.94		$11.34	$10.81	$10.56	$10.96	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.03		0.04	0.03	0.05	0.04	0.04
Net realized and unrealized gain (loss) on investments	(0.51)		(0.15)	0.53	0.23	(0.42)	0.92	(C)

Total from investment operations	(0.48)		(0.11)	0.56	0.28	(0.38)	0.96

LESS DISTRIBUTIONS:
From net investment income	(0.02)		(0.02)	(0.03)	(0.03)	(0.02)	—
From net realized gains on investments	(0.19)		(0.27)	—	—	—	—

Total distributions	(0.21)		(0.29)	(0.03)	(0.03)	(0.02)	—

Net asset value, end of period	$10.25		$10.94	$11.34	$10.81	$10.56	$10.96

Total return (D,E)	(4.31)%	(F)	(0.96)%	5.19%	2.61%	(3.50)%	9.60%	(F)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,294		$3,012	$2,197	$1,593	$1,573	$1,507
Ratios to average net assets
Expenses, before waiver and reimbursement	1.41%	(G)	1.45%	1.34%	1.32%	1.31%	1.18%	(G)
Expenses, net waiver and reimbursement (H)	1.37%	(G)	1.40%	1.29%	1.28%	1.26%	1.16%	(G)
Net investment income, before waiver and reimbursement	0.52%	(G)	0.33%	0.27%	0.41%	0.32%	0.30%	(G)
Net investment income, net waiver and reimbursement (H)	0.56%	(G)	0.38%	0.32%	0.46%	0.38%	0.31%	(G)
Portfolio turnover rate	13%	(F)	56%	118%	45%	75%	21%	(F)
(A)	For the period October 1, 2013 (Commencement of Operations) to September 30, 2014.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(D)	Total return represents aggregate total return based on Net Asset Value.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(F)	For periods of less than one full year, total return and turnover are not annualized.
(G)	Annualized.
(H)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

March 31, 2019 (Unaudited)

Timothy Plan Family of Funds

Note 1 | Significant Accounting Policies

The Timothy Plan (the “Trust”) is organized as a series of a Delaware business trust pursuant to a trust agreement dated December 16, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of March 31, 2019, the Trust consisted of fifteen series. These financial statements include the following thirteen series: Timothy Plan Aggressive Growth Fund, Timothy Plan International Fund, Timothy Plan Large/Mid Cap Growth Fund, Timothy Plan Small Cap Value Fund, Timothy Plan Large/Mid Cap Value Fund, Timothy Plan Fixed Income Fund, Timothy Plan High Yield Bond Fund, Timothy Plan Israel Common Values Fund, Timothy Plan Defensive Strategies Fund, Timothy Plan Strategic Growth Fund, Timothy Plan Conservative Growth Fund, Timothy Plan Emerging Markets Fund and Timothy Plan Growth & Income Fund (the “Funds”). The Funds are diversified funds except for the Timothy Plan Defensive Strategy Fund which is a non-diversified fund.

The Timothy Plan Aggressive Growth Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks without regard to market capitalizations and investing in the securities of a limited number of companies which the Fund’s Advisor believes show a high probability for superior growth.

The Timothy Plan International Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in the common stock and similar securities of foreign companies through the purchase of American Depositary Receipts (“ADRs”) without regard to market capitalization, investing its assets in the ADRs of companies which the Fund’s Advisor believes show a high probability for superior growth, and allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Timothy Plan Large/Mid Cap Growth Fund’s investment objective is long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks with market capitalizations in excess of $2 billion.

The Timothy Plan Small Cap Value Fund’s primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing at least 80% of the Fund’s total assets in U.S. stocks with market capitalizations that fall within the range of companies included in the Russell 2000 Index.

The Timothy Plan Large/Mid Cap Value Fund’s investment objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing in U.S. common stocks. The Fund will invest at least 80% of its assets in the common stock of companies whose total market capitalization generally exceeds $2 billion.

The Timothy Plan Fixed Income Fund seeks to generate a high level of current income consistent with prudent investment risk. To achieve its investment objective, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities.

The Timothy Plan High Yield Bond Fund’s investment objective is to generate a high level of current income. To achieve its investment objective, the Fund normally invests in a diversified portfolio of high yield fixed income securities. These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities. The Fund will generally purchase securities that are not investment-grade, meaning securities with a rating of “BBB” or lower as rated by Standard and Poor’s or a comparable rating by another nationally recognized rating agency. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Timothy Plan Israel Common Values Fund seeks to provide long-term growth of capital. This Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the common stock of companies domiciled and/or headquartered in Israel through the purchase of American Depositary Receipts (ADRs) and direct investments in such companies on foreign stock exchanges, without regard to market capitalizations.

The Timothy Plan Defensive Strategies Fund’s investment objective is the protection of principal through aggressive, proactive reactions to prevailing economic conditions. To achieve its investment objective, the Fund normally invests in Real Estate Investment Trusts (“REITs”), commodities based Exchange-Traded Funds (“ETFs”), Treasury Inflation Protected Securities (“TIPS”), and currently holds gold and silver bullion.

The Timothy Plan Strategic Growth Fund seeks to generate medium to high levels of long-term capital growth. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust: approximately 2-10% of its net assets in the Timothy Plan Small Cap Value Fund; approximately 10-20% of its net assets in the Timothy Plan Large/Mid Cap Value Fund; approximately 10-20% of its net assets in the Timothy Plan Large/Mid Cap Growth Fund; approximately 0-15% of its net assets in the Timothy Plan High Yield Bond Fund; approximately 10-30% of its net assets in the Timothy Plan International Fund; approximately 2-10% of its net assets in the Timothy Plan Aggressive Growth Fund; approximately 10-30% of its net assets in the Timothy Plan Defensive Strategies Fund; approximately 0-10% of its net assets in the Timothy Plan Israel Common Values Fund; approximately 0-10% of its net assets in the Timothy Plan Emerging Markets Fund; approximately 5-20% of its net assets in the Timothy Plan Growth & Income Fund; and approximately 0-45% of its net assets in the Timothy Fixed Income Fund.

Notes to Financial Statements

March 31, 2019 (Unaudited) (Continued)

Timothy Plan Family of Funds

The Timothy Plan Conservative Growth Fund seeks to generate moderate levels of long-term capital growth with a secondary objective of current income. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust: approximately 2-7% of its net assets in the Timothy Plan Small Cap Value Fund; approximately 5-15% of its net assets in the Timothy Plan Large/Mid Cap Value Fund; approximately 5-15% of its net assets in the Timothy Plan Large/Mid Cap Growth Fund; approximately 2-7% of its net assets in the Timothy Plan Aggressive Growth Fund; approximately 0-15% of its net assets in the Timothy Plan High Yield Bond Fund; approximately 0-25% of its net assets in the Timothy Plan International Fund; approximately 20%-60% of its net assets in the Timothy Plan Fixed Income Fund; approximately 10-30% of its net assets in the Timothy Plan Defensive Strategies Fund; approximately 0-10% of its net assets in the Timothy Plan Israel Common Values Fund; approximately 0-10% of its net assets in the Timothy Plan Emerging Markets Fund; and approximately 5-20% of its net assets in the Timothy Plan Growth & Income Fund.

The Timothy Plan Emerging Markets Fund commenced operations on December 3, 2012. The Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in equity securities of companies that are either located in emerging markets or that have at least more than 50% of their assets or revenue derived from emerging markets. These companies may have market capitalizations of any size.

The Timothy Plan Growth & Income Fund commenced operations on October 1, 2013. The Fund’s investment objective is to provide total return through a combination of growth and income and preservation of capital in declining markets. To achieve its goals, the Fund primarily invests in equity securities of foreign and domestic companies that the Advisor believes are undervalued, and in fixed income securities. The Fund will normally hold both equity securities and fixed income securities, with at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Funds are an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

A.	SECURITY VALUATION AND FAIR VALUE MEASUREMENTS

All investments in securities are recorded at their estimated fair value as described in Note 2.

B.	INVESTMENT INCOME AND SECURITIES TRANSACTIONS

Security transactions are accounted for on the date the securities are purchased or sold (trade date). The costing method for the Timothy Plan Funds is specific identification. Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis. The Timothy Plan Aggressive Growth Fund, Large/Mid Cap Value Fund, Israel Common Values Fund, Small Cap Value Fund, Defensive Strategies Fund, Emerging Markets Fund and Growth & Income Fund have made certain investments in REITs. Dividend income from REITs is recognized on the ex-dividend date. It is common for distributions from REITs to exceed taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITS are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the calendar year. Estimates are based on the most recent REIT distribution information available. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

C.	FOREIGN TAXES

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

D.	FOREIGN CURRENCY

Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E.	GOLD/SILVER RISK FACTORS

There is a risk that some or all of the Trust’s gold and silver bars held by the custodian or any sub-custodian on behalf of the Trust could be lost, damaged or stolen. Access to the Trust’s gold and silver bars could be restricted by natural events (such as an earthquake) or human actions

Notes to Financial Statements

March 31, 2019 (Unaudited) (Continued)

Timothy Plan Family of Funds

(such as a terrorist attack). Any of these events may adversely affect the operations of the Trust and, consequently, an investment in the fund shares.

Several factors may affect the price of gold and silver, including but not limited to:

•	Global or regional political, economic or financial events and situations;

•	Investors’ expectations with respect to the rate of inflation;

•	Currency exchange rates;

•	Interest rates; and

•	Investment and trading activities of hedge funds and commodity funds.

F.	NET ASSET VALUE PER SHARE

The Net Asset Value (“NAV”) per share of the capital stock of the Funds is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. The NAV is calculated separately for each class of each Fund in the Trust. The net asset value of the classes may differ because of different fees and expenses charged to each class.

G.	EXPENSES

Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis as determined by the Board of Trustees (the “Board”).

H.	CLASSES

There are three classes of shares currently offered by all Funds in the Trust, except Strategic Growth Fund and Conservative Growth Fund: Class A shares are offered with a front-end sales charge and ongoing service/distribution fees; Class C shares are offered with a contingent deferred sales charge (“CDSC”) that ends after the first year and ongoing service and distribution fees; Class I shares, which commenced operations on August 1, 2013, are offered without any sales charges or ongoing service distribution fees.

Class specific expenses are borne by each specific class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

I.	USE OF ESTIMATES

In the preparation of financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the year ended. Actual results could differ from those estimates.

J.	FEDERAL INCOME TAXES

It is the policy of each Fund to continue to comply with all requirements under subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income or gains. Therefore, no federal income tax or excise provision is required.

As of March 31, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended March 31, 2019, the Funds did not incur any interest or penalties. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially within the next twelve months.

K.	INDEMNIFICATION

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

L.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or Net Asset Values (NAVs) per share of the Funds.

Permanent book and tax differences, primarily attributable to the book/tax treatment of foreign currency gains/(losses), net operating losses and short-term capital gains, the expiration of capital loss carry forwards, adjustments for paydowns, passive foreign investment corporations, C-

Notes to Financial Statements

March 31, 2019 (Unaudited) (Continued)

Timothy Plan Family of Funds

Corporation return of capital distributions, grantor trusts, and partnerships, and the reclassification of Fund distributions resulted in reclassifications for the Funds for the fiscal year ended September 30, 2018 as follows:

		Accumulated	Accumulated Net	Net Unrealized
		Net Investment	Realized Gains	Appreciation/
Fund	Paid In Capital	Income (Loss)	(Loss)	(Depreciation)
Aggressive Growth Fund	$-	$297,140	$(297,140)	$-
International Fund	(291,487)	114,824	176,663	-
Large/Mid Cap Growth Fund	(103,934)	103,896	38	-
Small Cap Value Fund	-	69,834	(69,834)	-
Large/Mid Cap Value Fund	-	-	-	-
Fixed Income Fund	-	152,342	(152,342)	-
High Yield Bond Fund	-	-	-	-
Israel Common Values Fund	(6)	115,315	(115,315)	6
Defensive Strategies Fund	14,684	97	(16,387)	1,606
Strategic Growth Fund	(43,914)	43,914	-	-
Conservative Growth Fund	(32,899)	32,898	1	-
Emerging Markets Fund	938	61,242	(61,242)	(938)
Growth & Income Fund	-	5,024	(5,024)	-

M.	SUB-CUSTODIAN

Effective May 22, 2015, the Timothy Plan Family of Funds entered into a precious metals storage agreement with Brink’s Global Services U.S.A., Inc. to maintain the custody of the gold and silver held in the Timothy Plan Defensive Strategies Fund.

Note 2 | Security Valuation and Fair Value Measurements

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

VALUATION OF FUND OF FUNDS

A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the Board of Trustees of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

OPTIONS TRANSACTIONS –The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When the Funds write a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Call options are purchased to hedge against an increase in the value of securities held in a Funds’ portfolio. If such an increase occurs, the call options will permit the Fund to purchase the securities underlying such options at the exercise price, not at the current market price. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a

Notes to Financial Statements

March 31, 2019 (Unaudited) (Continued)

Timothy Plan Family of Funds

profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

There were no options held at March 31, 2019, and there were no options transactions for the six months ended March 31, 2019.

The Trust utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

●Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

●Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund generally determines the total value of each class of its shares by using market prices for the securities comprising its portfolio. Equity securities, including common stock, ADRs, REITs, LPs, LLCs, PLCs, GDRs and NVDRs are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Equity securities traded on inactive markets or valued by reference to similar instruments are categorized as a Level 2. When market quotations are not readily available, when the Advisor or Sub-Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review by the Board of Trustees (“Board”). These securities will generally be categorized as Level 3 securities. Foreign investments are not fair valued using fair value triggers.

Investments in alternative investments, such as gold and silver bars, are valued at the spot rate at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, government mortgage-backed securities, U.S. government notes and bonds, U.S. government agency securities and treasury inflation protected securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor or Sub-Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

The Board has delegated to the Advisor and/or Sub-Advisors responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Advisor or Sub-Advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Board has adopted written policies and procedures to guide the Advisor and Sub-Advisors with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

Notes to Financial Statements

March 31, 2019 (Unaudited) (Continued)

Timothy Plan Family of Funds

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2019:

Aggressive Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$24,117,771	$-	$-	$24,117,771
Money Market Fund	2,039,304	-	-	2,039,304
Total	$26,157,075	$-	$-	$26,157,075

International Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$90,874,413	$-	$-	$90,874,413
Money Market Fund	3,658,484	-	-	3,658,484
Total	$94,532,897	$-	$-	$94,532,897

Large/Mid Cap Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$87,108,325	$-	$-	$87,108,325
Money Market Fund	3,620,949	-	-	3,620,949
Total	$90,729,274	$-	$-	$90,729,274

Small Cap Value Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$122,672,216	$-	$-	$122,672,216
REITs	16,188,913	-	-	16,188,913
Money Market Fund	4,026,157	-	-	4,026,157
Total	$142,887,286	$-	$-	$142,887,286

Large/Mid Cap Value Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$196,251,337	$-	$-	$196,251,337
REITs	13,005,613	-	-	13,005,613
Money Market Fund	8,997,139	-	-	8,997,139
Total	$218,254,089	$-	$-	$218,254,089

Fixed Income Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$26,265,544	$-	$26,265,544
Government Mortgage-Backed Securities	-	25,086,826	-	25,086,826
Government Notes & Bonds	-	34,827,663	-	34,827,663
Money Market Fund	2,230,273	-	-	2,230,273
Total	$2,230,273	$86,180,033	$-	$88,410,306

High Yield Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$49,502,346	$-	$49,502,346
Money Market Fund	1,706,934	-	-	1,706,934
Total	$1,706,934	$49,502,346	$-	$51,209,280

Israel Common Values Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$59,907,864	$-	$-	$59,907,864
REITs	338,606	-	-	338,606
Money Market Fund	5,923,146	-	-	5,923,146
Total	$66,169,616	$-	$-	$66,169,616

Notes to Financial Statements

March 31, 2019 (Unaudited) (Continued)

Timothy Plan Family of Funds

Defensive Strategies Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$10,664,084	$-	$-	$10,664,084
REITs	9,238,102	-	-	9,238,102
Corporate Bonds	-	922,742	-	922,742
Treasury Inflation Protected Securities (TIPS)	-	12,744,062	-	12,744,062
Alternative Investments	9,589,701	-	-	9,589,701
Money Market Fund	1,665,165	-	-	1,665,165
Total	$31,157,052	$13,666,804	$-	$44,823,856

Strategic Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$35,183,353	$-	$-	$35,183,353
Money Market Fund	658,698	-	-	658,698
Total	$35,842,051	$-	$-	$35,842,051

Conservative Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$44,906,785	$-	$-	$44,906,785
Money Market Fund	1,826,021	-	-	1,826,021
Total	$46,732,806	$-	$-	$46,732,806

Emerging Markets Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$15,596,504	$1,534,955	$-	$17,131,459
Preferred Stock	1,023,735	522,732	-	1,546,467
REITs	1,866,575	-	-	1,866,575
Money Market Fund	2,843,496	-	-	2,843,496
Total	$21,330,310	$2,057,687	$-	$23,387,997

Growth & Income Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$7,562,245	$-	$-	$7,562,245
REITs	173,074	-	-	173,074
Government Notes, Bonds & Agencies	-	9,286,468	-	9,286,468
Treasury Inflation Protected Securities (TIPS)	-	2,853,667	-	2,853,667
Money Market Fund	10,089,223	-	-	10,089,223
Total	$17,824,542	$12,140,135	$-	$29,964,677

Refer to the Schedules of Investments for industry classifications.

The Funds did not hold any Level 3 securities during the period presented. There were no transfers into or out of Level 1 or Level 2 during the current period presented. It is the Trust’s policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

Note 3 | Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended March 31, 2019:

Notes to Financial Statements

March 31, 2019 (Unaudited) (Continued)

Timothy Plan Family of Funds

	Purchases		Sales
Fund	U.S. Gov’t Obligations	Other	U.S. Gov’t Obligations	Other

Aggressive Growth	$-	$10,131,178	$-	$13,230,266

International	-	12,538,863	-	19,274,507

Large/Mid Cap Growth	-	17,449,866	-	21,815,056

Small Cap Value	-	52,683,019	-	62,619,592

Large/Mid Cap Value	-	2,646,587	-	8,631,634

Fixed Income	15,554,971	-	7,071,211	767,306

High Yield Bond	-	11,394,698	-	15,365,132

Israel Common Values	-	12,282,064	-	8,784,582

Defensive Strategies	-	6,545,213	-	12,555,485

Strategic Growth *	-	3,380,448	-	3,243,286

Conservative Growth *	-	3,293,939	-	4,958,905

Emerging Markets	-	5,636,038	-	3,841,892

Growth & Income *	-	3,417,044	5,499,609	9,558,388

* The security transactions are purchases and sales of affiliated funds.

Note 4 | Investment Advisory Agreement and Transactions with Service Providers

Timothy Partners, Ltd., (“TPL”) is the investment advisor for the Funds pursuant to an investment advisory agreement (the “Agreement”) that was renewed by the Board on February 21, 2019. TPL supervises the investment of the assets of each Fund in accordance with the objectives, policies and restrictions of the Trust. Under the terms of the Agreement, as amended, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 1.20% of the average daily net assets of the Timothy Plan Emerging Markets Fund; 1.00% of the average daily net assets of the Timothy Plan International Fund and Timothy Plan Israel Common Values Fund; 0.85% of the average daily net assets of the Timothy Plan Aggressive Growth, the Timothy Plan Small Cap Value, the Timothy Plan Large/Mid Cap Growth, the Timothy Plan Growth & Income and the Timothy Plan Large/Mid Cap Value Funds; 0.60% of the average daily net assets of the Timothy Plan Fixed Income, the Timothy Plan High Yield Bond, and the Timothy Plan Defensive Strategies Funds; and 0.65% of the average daily net assets of the Timothy Plan Conservative Growth and the Timothy Plan Strategic Growth Funds. TPL has voluntarily agreed to reduce the fee it receives from the Emerging Markets Fund to 1.15%; from the International Fund to 0.95%; from the Large/Mid Cap Growth Fund and the Growth & Income Fund to 0.80%; from the Small Cap Value Fund and the Aggressive Growth Fund to 0.75%; from the High Yield Bond Fund and the Defensive Strategies Fund to 0.55%; and from the Fixed Income Fund to 0.40%. Effective March 1, 2019, Timothy Plan Large/Mid Cap Value Fund agreed to voluntarily increase the fee from 0.70% to 0.75%. From January 1, 2019 through February 28, 2019 the Advisor did not waive fees for any of the Funds. Such voluntary fee reductions/reimbursements may be authorized by TPL at any time, but such action shall not obligate TPL to waive any fees in the near future. Such voluntary fee reductions/reimbursements are not subject to future recoupment. An officer and trustees of the Funds is also an officer and owner of the Advisor.

For the six months ended March 31, 2019, TPL waived advisory fees for the Funds as follows:

Fund	Six Months Ended March 31, 2019

Aggressive Growth Fund	$8,823

International Fund	15,096

Large/Mid Cap Growth Fund	13,888

Small Cap Value Fund	46,347

Large/Mid Cap Value Fund	93,932

Fixed Income Fund	50,701

High Yield Bond Fund	8,269

Defensive Strategies Fund	7,278

Emerging Markets Fund	3,316

Growth & Income Fund	5,022

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Fees are billed monthly as follows:

Fund Accounting and Fund Administration Fees:

    Fund Complex Base annual fee:

25 basis points (0.25%) on the first $200 million of net assets

15 basis points (0.15%) on the next $200 million of net assets;

8 basis points (0.08%) on the next $600 million of net assets; and

6 basis points (0.06%) on net assets greater than $1 billion.

Transfer agency fees for the Funds are combined with the Fund Accounting and Fund Administration fees under the Trust’s agreement with GFS. Therefore, there is no separate base annual fee per Fund or share class.

Notes to Financial Statements

March 31, 2019 (Unaudited) (Continued)

Timothy Plan Family of Funds

The Timothy Plan Aggressive Growth, Timothy Plan International, Timothy Plan Large/Mid Cap Growth, Timothy Plan Small Cap Value, Timothy Plan Large/Mid Cap Value, Timothy Plan Fixed Income, Timothy Plan High Yield Bond, Timothy Plan Defensive Strategies, Timothy Plan Israel Common Values, Timothy Plan Emerging Markets, and Timothy Plan Growth & Income Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Under the Class A Plan, the Funds will pay TPL a fee at an annual rate of 0.25%, payable monthly, of the average daily net assets attributable to such class of shares. Under the Class C Plan, the Funds will pay TPL a fee at an annual rate of 1.00%, payable monthly, of which, 0.25% may be a service fee and 0.75% may be payable to outside broker/dealers, of the average daily net assets attributable to such class of shares.    Class I shares are not subject to the shareholder services plan.

The Timothy Plan Conservative Growth and Timothy Plan Strategic Growth Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Class A shares of the Funds do not impose a service fee. Under the Class C Plan, the Funds will pay TPL a fee at an annual rate of 0.75%, payable monthly to outside broker/dealers, of the average daily net assets attributable to such class of shares.

For the six months ended March 31, 2019, the Funds paid TPL under the terms of the Plans as follows:

Six Months Ended
March 31, 2019

Aggressive Growth	$45,708

International	97,279

Large/Mid Cap Growth	134,371

Small Cap Value	185,101

Large/Mid Cap Value	305,379

Fixed Income	132,257

High Yield Bond	59,758

Israel Common Values	91,825

Defensive Strategies	70,888

Strategic Growth	21,608

Conservative Growth	31,996

Emerging Markets	31,490

Growth & Income	46,361

TPL also serves as the principal underwriter of the Funds’ shares. An officer and trustees of the Funds are also    officers of the principal underwriter. For the six months ended March 31, 2019, TPL received sales charges deducted from the proceeds of sales of Class A capital shares and CDSC fees deducted from the redemption of Class C capital shares as follows:

Fund	Sales Charges (Class A)	CDSC Fees (Class C)

Aggressive Growth	$3,255	$942

International	3,451	462

Large/Mid Cap Growth	11,380	1,297

Small Cap Value	12,513	775

Large/Mid Cap Value	16,320	1,883

Fixed Income	5,069	1,689

High Yield Bond	4,082	396

Israel Common Values	7,834	599

Defensive Strategies	5,547	556

Strategic Growth	5,113	31

Conservative Growth	3,991	127

Emerging Markets	2,190	252

Growth & Income	2,331	1,191

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of Gemini Fund Services, LLC (“GFS”) and its affiliated companies including Blu Giant, LLC (“Blu Giant”) (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

Notes to Financial Statements

March 31, 2019 (Unaudited) (Continued)

Timothy Plan Family of Funds

Note 5 | Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates the presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. At March 31, 2019, there were no shareholders with ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund.

Certain Timothy Plan Funds own shares of other Timothy Plan Funds. U.S. Bank, N.A., custodian of the Timothy Plan Funds, holds these shares in omnibus accounts, some of which are controlled by National Financial Services, Inc. The following shows the percentage of each Timothy Plan Fund that is held by U.S. Bank, N.A., as custodian of the Timothy Plan Funds. These accounts can be considered affiliated to the Timothy Plan.

Fund - Class A	% of Fund Owned by Other Timothy Plan Funds

Aggressive Growth	14.71%

International	26.94%

Large/Mid Cap Growth	14.83%

Small Cap Value	5.18%

Large/Mid Cap Value	7.24%

Fixed Income	30.83%

High Yield Bond	18.45%

Israel Common Values	11.78%

Defensive Strategies	36.27%

Emerging Markets	34.10%

Growth & Income	43.69%

Note 6 | Underlying Investment in Other Investment Companies

The Conservative Growth Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the Timothy Plan Fixed Income Fund (the “Security”). The Fund may redeem its investments from the Security at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of the Security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the Security’s N-CSRs available at www.sec.gov. As of March 31, 2019, 29.1% of the Conservative Growth Fund’s net assets were invested in the Timothy Plan Fixed Income Fund.

Note 7 | Investments in Affiliated Companies

The Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment advisor or where the investee fund’s investment advisor is under common control with the Fund’s investment advisor.

James Investment Partners is the sponsor to the James Biblically Responsible Investment ETF and, as such, is an affiliate.

The Timothy Plan Strategic Growth Fund, Conservative Growth Fund and Growth & Income Fund had the following transactions during the six months ended March 31, 2019, with affiliates:

Strategic Growth		Share Activity				Six Months Ended March 31, 2019
Fund	Balance September 30, 2018	Purchases	Sales	Balance March 31, 2019	Fair Value	Net Change in Unrealized Appreciation (Depreciation)	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares*
Aggressive Growth	229,083	27,376	96,974	159,485	$1,256,741	$(411,225)	$123,110	$44,862
International	773,432	30,692	20,281	783,843	7,031,067	(579,298)	77,840	(6,287)
Large/Mid Cap Growth	414,327	46,558	23,135	437,750	3,668,343	(369,110)	179,680	(669)
Small Cap Value	110,900	21,319	23,550	108,669	1,768,041	(480,171)	262,299	(687)
Large/Mid Cap Value	206,561	28,418	9,828	225,151	4,003,192	(487,173)	359,679	(9,094)
Fixed Income	198,820	142,689	13,979	327,530	3,308,053	90,956	20,823	(9,538)
High Yield Bond	280,181	5,461	64,977	220,665	2,010,255	61,790	42,823	(54,379)
Israel Common Values	121,906	813	9,656	113,063	1,794,315	(11,913)	11,807	26,523
Defensive Strategies	408,480	15,169	33,858	389,791	4,408,537	(55,976)	109,716	4,086
Emerging Markets	317,409	2,523	33,087	286,845	2,509,893	10,166	20,286	25,096
Growth & Income	336,155	11,852	11,240	336,767	3,424,916	(227,805)	66,020	(2,152)

Notes to Financial Statements

March 31, 2019 (Unaudited) (Continued)

Timothy Plan Family of Funds

Conservative Growth	Share Activity				Six Months Ended March 31, 2019
Fund	Balance September 30, 2018	Purchases	Sales	Balance March 31, 2019	Fair Value	Net Change in Unrealized Appreciation (Depreciation)	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares*
Aggressive Growth	220,788	28,986	131,476	118,298	$932,186	$(480,140)	$119,894	$98,659
International	551,945	27,750	31,672	548,023	4,915,766	(423,798)	56,133	2,666
Large/Mid Cap Growth	411,813	45,169	30,751	426,231	3,571,815	(388,714)	180,458	14,448
Small Cap Value	122,474	25,084	34,705	112,853	1,836,122	(572,718)	292,751	30,654
Large/Mid Cap Value	211,534	28,519	14,169	225,884	4,016,220	(497,256)	372,202	(18,964)
Fixed Income	1,291,118	133,868	78,102	1,346,884	13,603,532	460,606	114,161	(88,960)
High Yield Bond	371,312	6,409	91,170	286,551	2,610,479	71,992	56,605	(62,820)
Israel Common Values	113,093	762	11,083	102,772	1,630,986	(31,603)	11,069	44,343
Defensive Strategies	496,240	12,681	44,964	463,957	5,247,354	(67,452)	134,682	351
Emerging Markets	270,433	2,172	33,156	239,449	2,095,180	(23,016)	17,465	53,180
Growth & Income	445,493	9,073	17,285	437,281	4,447,145	(295,085)	88,241	(12,038)
*Includes capital gain distributions from affiliated funds

Growth & Income	Share Activity				Six Months Ended March 31, 2019
Fund	Balance September 30, 2018	Purchases	Sales	Balance March 31, 2019	Fair Value	Net Change in Unrealized Appreciation (Depreciation)	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares
James Biblically Responsible Investment ETF	4,490	-	4,490	-	$-	$(1,115)	$937	$(14,046)

Note 8 | Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at March 31, 2019, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

Aggressive Growth	$22,901,151	$4,394,620	$(1,138,696)	$3,255,924

International	89,329,510	12,042,538	(6,839,151)	5,203,387

Large/Mid Cap Growth	78,933,300	15,397,210	(3,601,236)	11,795,974

Small Cap Value	141,666,418	12,822,334	(11,601,466)	1,220,868

Large/Mid Cap Value	187,832,678	43,299,442	(12,878,031)	30,421,411

Fixed Income	88,688,363	426,429	(704,486)	(278,057)

High Yield Bond	51,602,585	593,165	(986,470)	(393,305)

Israel Common Values	56,270,200	13,049,381	(3,149,965)	9,899,416

Defensive Strategies	44,034,087	3,013,081	(2,223,312)	789,769

Strategic Growth	35,450,887	880,906	(489,742)	391,164

Conservative Growth	46,472,760	1,060,844	(800,798)	260,046

Emerging Markets	26,178,776	922,654	(3,713,433)	(2,790,779)

Growth & Income	30,471,845	408,221	(915,389)	(507,168)

Note 9 | Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during the fiscal year ended September 30, 2018 and the fiscal year ended September 30, 2017 were as follows:

	Aggressive Growth	International *	Large/Mid Cap Growth	Small Cap Value
Year ended September 30, 2018

Ordinary Income	$-	$2,275,886	$-	$2,201,065

Long-term Capital Gains	-	-	2,294,405	10,506,372

	$-	$2,275,886	$2,294,405	$12,707,437

Year ended September 30, 2017

Ordinary Income	$-	$921,956	$-	$-

Long-term Capital Gains	-	-	818,866	1,671,871

	$-	$921,956	$818,866	$1,671,871

Notes to Financial Statements

March 31, 2019 (Unaudited) (Continued)

Timothy Plan Family of Funds

	Large/Mid Cap Value	Fixed Income	High Yield Bond	Israel Common Values*	Defensive Strategies
Year ended September 30, 2018

Ordinary Income	$2,005,692	$1,374,685	$2,303,749	$651,092	$71,849

Long-term Capital Gains	12,222,087	-	-	-	-

Return of Capital	-	-	-	190,665	-

	$14,227,779	$1,374,685	$2,303,749	$841,757	$71,849

Year ended September 30, 2017

Ordinary Income	$-	$1,391,208	$1,993,568	$478,723	$211,186

Long-term Capital Gains	2,332,773	-	-	-	-

	$2,332,773	$1,391,208	$1,993,568	$478,723	$211,186

	Strategic Growth	Conservative Growth	Emerging Markets*	Growth & Income Fund
Year ended September 30, 2018

Ordinary Income	$-	$-	$189,144	$24,002

Long-term Capital Gains	-	168,976	-	861,134

	$-	$168,976	$189,144	$885,136

Year ended September 30, 2017

Ordinary Income	$-	$-	$67,208	$9,747

Long-term Capital Gains	-	-	-	17,051

	$-	$-	$67,208	$26,798

* The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to allowable foreign tax credits of $56,576, $243,253, and $289,368 for fiscal year ended September 30, 2018 for the Emerging Markets, Israel Common Values, and International Funds, respectively, and $18,707, $152,490, and $192,388 for the fiscal year ended September 30, 2017 for the Emerging Markets, Israel Common Values and International Funds, which have been passed through to the Funds’ underlying shareholders and are deemed dividends for tax purposes. As of September 30, 2018, the components of distributable earnings on a tax basis were as follows:

	Aggressive Growth Fund	International Fund	Large/Mid Cap Growth Fund	Small Cap Value Fund

Undistributed Ordinary Income	$43,174	$1,100,165	$-	$4,406,131

Long-Term Capital Gains	1,818,559	-	4,464,833	13,503,440

Capital Loss Carry Forward	-	(844,129)	-	-

Post October and Other Losses	(267,521)	(722,283)	(229,905)	-

Unrealized Appreciation (Depreciation)	5,733,318	10,769,270	18,789,735	16,112,625

	$7,327,530	$10,303,023	$23,024,663	$34,022,196

	Large/Mid Cap Value Fund	Fixed Income Fund	High Yield Bond Fund	Israel Common Values Fund

Undistributed Ordinary Income	$1,666,241	$366,969	$34,306	$-

Long-Term Capital Gains	17,989,387	-	-	-

Capital Loss Carry Forward	-	(901,235)	(1,210,050)	(702,224)

Post October and Other Losses	-	(596,436)	-	(787,910)

Unrealized Appreciation (Depreciation)	41,716,602	(2,789,465)	(907,359)	12,254,667

	$61,372,230	$(3,920,167)	$(2,083,103)	$10,764,533

	Defensive Strategies Fund	Strategic Growth Fund	Conservative Growth Fund	Emerging Markets Fund

Undistributed Ordinary Income	$662,202	$-	$-	$152,756

Long-Term Capital Gains	443,907	122,159	1,113,385	-

Capital Loss Carry Forward	-	-	-	(254,672)

Post October and Other Losses	-	(262,904)	(198,280)	-

Unrealized Appreciation (Depreciation)	293,416	2,850,923	2,507,230	(2,729,964)

	$1,399,525	$2,710,178	$3,422,335	$(2,831,880)

	Growth & Income Fund

Undistributed Ordinary Income	$217,974

Long-Term Capital Gains	364,807

Capital Loss Carry Forward	-

Post October and Other Losses	-

Unrealized Appreciation (Depreciation)	512,885
	$1,095,666

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gain (loss) from investments are primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, adjustments for partnerships, and C-Corporation return of capital distributions. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) of ($356), $58, $11 and $(22) for the Israel Common Values, International, Defensive Strategies, and Emerging Markets Funds, respectively.

Notes to Financial Statements

March 31, 2019 (Unaudited) (Continued)

Timothy Plan Family of Funds

Note 10 | Capital Loss Carryforwards, Post October and Other Losses

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Fund	Late Year Losses
Aggressive Growth Fund	$267,521
Large/Mid Cap Growth Fund	229,905
Israel Common Values Fund	921
Strategic Growth Fund	262,904
Conservative Growth Fund	198,280

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Fund	Post October Losses
International Fund	$722,283
Fixed Income Fund	596,436
Israel Common Values Fund	786,989

At September 30, 2018, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, utilized capital loss carryforwards and had capital loss carryforwards subject to expiration as follows:

	Capital Loss Carry Forward		Year		CLCF	CLCF
Fund	Short-Term	Long-Term	Expiring	Total	Utilized	Expired
Aggressive Growth Fund	$-	$-	-	$-	$441,455	$-
International Fund	844,129	-	2019	844,129	301,498	291,487
Fixed Income Fund	639,064	262,171	Unlimited	901,235	-	-
High Yield Bond Fund	190,727	1,019,323	Unlimited	1,210,050	218,979	-
Israel Common Values Fund	495,405	206,819	Unlimited	702,224	-	-
Defensive Strategies Fund	-	-	-	-	659,361	-
Strategic Growth Fund	-	-	-	-	952,821	-
Emerging Markets Fund	-	254,672	Unlimited	254,672	912,462	-

To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

Note 11 | NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These amendments have been adopted with these financial statements.

Note 12 | SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial issues were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Notes to Financial Statements

March 31, 2019 (Unaudited) (Continued)

Timothy Plan Family of Funds

Note 13 | TAX INFORMATION (Unaudited)

The Strategic and Conservative Growth Funds designate the following for federal income tax purposes for the year ended September 30, 2018:

Strategic Growth Fund	Foreign Taxes paid	Foreign Source Income
Timothy Israel Common Values Fund	$7,677	$31,220
Timothy Emerging Markets Fund	7,352	96,477
Timothy International Fund	20,379	229,565

Conservative Growth Fund	Foreign Taxes paid	Foreign Source Income
Timothy Israel Common Values Fund	$7,122	$28,963
Timothy Emerging Markets Fund	6,264	82,198
Timothy International Fund	14,543	163,825

Board Annual Approval/Renewals of Advisory and Sub-Advisory Agreements (Unaudited)

Timothy Partners, Ltd; Investment Advisor to all Funds.

The continuance of the Investment Advisory Agreement (the “IA Agreement”) on behalf of each series of the Trust between the Trust and Timothy Partners, Ltd. (“TPL”) was last approved by the Board of Trustees (“the Board”), including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 21, 2019. A description of the factors considered by the Board in renewing the IA Agreement are set forth below.

The Trustees, including the Independent Trustees, noted with approval the Advisor’s experience and consistency in incorporating and implementing the unique, biblically-based management style that is a stated objective of all the Funds, as set forth in the Funds’ prospectus.

The Board also received and reviewed a description of TPL’s business and any personnel changes, a description of the compensation received by TPL from the Funds, information relating to the Advisor’s compliance and operational policies and procedures, and a description of any material legal proceedings or securities enforcement proceedings regarding TPL or its personnel (there were none of either). In addition, the Board requested and received financial statements of TPL for its fiscal year ended December 31, 2018, and noted that updated financial statements were provided at each Board Meeting.

The Board also received a report from TPL relating to the fees charged by TPL, both as an aggregate and in relation to fees charged by other advisors to similar funds. The materials prepared by TPL were provided to the Board in advance of the meeting. The Board considered the fees charged by TPL in light of the services provided to the Funds by TPL, the unique nature of the Funds and their moral screening requirements, which are maintained by TPL, and TPL’s role as a manager of managers. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by TPL were fair and reasonable in light of the services provided to the Funds.

The Board also discussed the nature, extent and quality of TPL’s services to the Funds. In particular, the Board noted with approval TPL’s commitment to maintaining certain targeted expense ratios for the Funds, its efforts in providing comprehensive and consistent moral screens to the investment managers, its efforts in maintaining appropriate oversight of the investment managers to each Fund, and its efforts to maintain ongoing regulatory compliance for the Funds. The Board also discussed TPL’s current fee structure and whether such structure would allow the Funds to realize economies of scale as they grow. The Board next considered the investment performance of each Fund and the Advisor’s performance in monitoring the investment managers of the underlying funds. The Board generally approved of each Fund’s performance, noting that the Funds invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that the investment managers of each Fund did not succumb to “style drift” in their management of each Fund’s assets, and that each Fund was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval the Advisor’s ongoing efforts to maintain such consistent investment discipline. The Board also noted with approval that the Advisor’s business was devoted exclusively to serving the Funds, and that the Advisor did not realize any ancillary benefits or profits deriving from its relationship with the Funds. The Board further noted with approval the Advisor’s past activities on monitoring the performance of the underlying Funds’ various investment managers and the promptness and efficiency with which problems were brought to the Board’s attention and responsible remedies offered and executed. After careful discussion and consideration, the Board, including the separate concurrence of the independent Trustees, unanimously cast an affirmative vote, and determined that the renewal of the IA Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the IA Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the IA Agreement renewal.

Barrow, Hanley, Mewhinney & Strauss; Sub-Advisor for the Fixed Income, High Yield Bond, and Defensive Strategies TIPS sleeve.

The Sub-Advisory Agreement between the Trust, TPL and Barrow, Hanley, Mewhinney & Strauss (“BHM&S”), on behalf of the Timothy Plan Fixed Income, High Yield Bond and Defensive Strategies TIPS sleeve Funds, was last renewed by the Board at a meeting held for that purpose, among others, on February 21, 2019. The Board considered the following factors in arriving at its conclusions to renew the BHM&S Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by BHM&S in light of the services provided by BHM&S to other similar clients. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by BHM&S and paid out of the fees received by TPL were fair and reasonable in light of the services provided by BHM&S. In reaching that determination, the Board

Notes to Financial Statements

March 31, 2019 (Unaudited) (Continued)

Timothy Plan Family of Funds

relied on reports describing the fees paid to BHM&S. Next, the Board discussed the nature, extent and quality of BHM&S’s services to each Fund, including the investment performance of the Funds under BHM&S’s investment management. The Board generally approved of BHM&S’s performance, noting that the Funds managed by BHM&S invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that BHM&S did not succumb to “style drift” in its management of each Fund’s assets, and that BHM&S was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval BHM&S’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether BHM&S’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the BHM&S Sub-Advisory Agreement because BHM&S was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the BHM&S Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the BHM&S Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the BHM&S Sub-Advisory Agreement renewal.

Westwood Management Corporation; Sub-Advisor to the Large/Mid Cap Value and the Small Cap Value Funds.

The Sub-Advisory Agreement between the Trust, TPL and Westwood Management Corporation (“Westwood”), on behalf of the Timothy Plan Small Cap Value and Large/Mid Cap Value Funds, was last renewed by the Board at a meeting held for that purpose, among others, on February 21, 2019. The Board considered the following factors in arriving at its conclusions to renew the Westwood Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Westwood in light of the services provided by Westwood. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Westwood and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Westwood. Next, the Board discussed the nature, extent and quality of Westwood’s services to each Fund, including the investment performance of the Funds under Westwood’s investment management. The Board generally approved of Westwood’s performance, noting that the Funds managed by Westwood invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Westwood did not succumb to “style drift” in its management of each Fund’s assets, and that Westwood was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Westwood’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Westwood’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the Westwood Sub-Advisory Agreement because Westwood was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Westwood Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Westwood Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Westwood Sub-Advisory Agreement renewal.

Chartwell Investment Partners; Sub-Advisor to the Aggressive Growth and Large/Mid Cap Growth Funds.

The Sub-Advisory Agreement between the Trust, TPL and Chartwell Investment Partners (“Chartwell”), on behalf of the Timothy Plan Aggressive Growth and Large/Mid Cap Growth Funds, was last renewed by the Board at a meeting held for that purpose, among others, on February 21, 2019. The Board considered the following factors in arriving at its conclusions to renew the Chartwell Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Chartwell in light of the services provided by Chartwell. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Chartwell and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Chartwell. Next, the Board discussed the nature, extent and quality of Chartwell’s services to each Fund, including the investment performance of the Funds under Chartwell’s investment management. The Board generally approved of Chartwell’s performance, noting that the Funds managed by Chartwell invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Chartwell did not succumb to “style drift” in its management of each Fund’s assets, and that Chartwell was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Chartwell’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Chartwell’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the Chartwell Sub-Advisory Agreement because Chartwell was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Chartwell Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Chartwell Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Chartwell Sub-Advisory Agreement renewal.

Eagle Global Advisors; Sub-Advisor to the International Fund and Israel Common Values Fund.

The Sub-Advisory Agreement between the Trust, TPL and Eagle Global Advisors (“Eagle”), on behalf of the Timothy Plan International Fund and Israel Common Values Fund, was last renewed by the Board at a meeting held for that purpose, among others, on February 21, 2019. The Board considered the following factors in arriving at its conclusions to renew the Eagle Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Eagle in light of the services provided by Eagle. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Eagle and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Eagle. Next, the Board discussed the nature, extent and quality of Eagle’s services to the Funds, including the investment performance of the Funds under Eagle’s investment management. The Board generally approved of Eagle’s performance, noting that the Funds managed by Eagle invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Eagle did not succumb to

Notes to Financial Statements

March 31, 2019 (Unaudited) (Continued)

Timothy Plan Family of Funds

“style drift” in its management of the Funds’ assets, and that Eagle was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Eagle’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Eagle’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the Eagle Sub-Advisory Agreement because Eagle was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Eagle Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Eagle Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Eagle Sub-Advisory Agreement renewal.

Brandes Investment Partners; Sub-Advisor to the Emerging Markets Fund.

The Sub-Advisory Agreement between the Trust, TPL and Brandes Investment Partners (“Brandes”), on behalf of the Timothy Plan Emerging Market Fund, was last renewed by the Board at a meeting held for that purpose, among others, on February 21, 2019. The Board considered the following factors in arriving at its conclusions to renew the Brandes Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Brandes in light of the services provided by Brandes. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Brandes and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Brandes. Next, the Board discussed the nature, extent and quality of Brandes’s services to the Fund, including the investment performance of the Fund under Brandes’s investment management. The Board generally approved of Brandes’s performance, noting that the Fund managed by Brandes invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Brandes did not succumb to “style drift” in its management of the Funds’ assets, and that Brandes was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Brandes’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Brandes’s current fee structure would allow the Fund to realize economies of scale as it grows. The Board decided that this particular factor was moot with respect to the Brandes Sub-Advisory Agreement because Brandes was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Brandes Sub-Advisory Agreement for another one-year period would be in the best interests of the Fund’s shareholders. In approving the renewal of the Eagle Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Brandes Sub-Advisory Agreement renewal.

Macquarie Investment Management; Sub-Advisor to the Defensive Strategies Fund REITs sleeve.

The Sub-Advisory Agreement between the Trust, TPL and Macquarie Investment Management (“Macquarie”), on behalf of the Timothy Plan Defensive Strategies Fund REITs sleeve, was last renewed by the Board at a meeting held for that purpose, among others, on February 23, 2018. The Board considered the following factors in arriving at its conclusions to renew the Macquarie Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Macquarie in light of the services provided by Macquarie. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Macquarie and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Macquarie. In reaching that determination, the Board relied on reports describing the fees paid to Macquarie and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of Macquarie’s services to the Fund, including the investment performance of the Fund under Macquarie’s investment management. The Board generally approved of Macquarie’s performance, noting that the Fund managed by Macquarie invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Macquarie did not succumb to “style drift” in its management of the Fund’s assets, and that Macquarie was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Macquarie’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Macquarie’s current fee structure would allow the Fund to realize economies of scale as it grows. The Board decided that this particular factor was moot with respect to the Macquarie Sub-Advisory Agreement because Macquarie was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Macquarie Sub-Advisory Agreement for another one-year period would be in the best interests of the Fund’s shareholders. In approving the renewal of the Macquarie Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Macquarie Sub-Advisory Agreement renewal.

CoreCommodity Management, LLC; Sub-Advisor to the Defensive Strategies Fund commodities sleeve.

The Sub-Advisory Agreement between the Trust, TPL and CoreCommodity Management, LLC (“Core”), on behalf of the Timothy Plan Defensive Strategies Fund commodity sleeve, was last renewed by the Board at a meeting held for that purpose, among others, on February 21, 2019. The Board considered the following factors in arriving at its conclusions to renew the Core Sub-Advisory Agreement. First, the Board considered the fees charged by Core in light of the services provided by Core. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Core and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Core. Next, the Board discussed the nature, extent and quality of Core’s services to the Fund, including the investment performance of the Fund under Core’s investment management. The Board generally approved of Core’s performance, noting that the Fund managed by Core invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Core did not succumb to “style drift” in its management of the Fund’s assets, and that Core was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Core’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Core’s current fee structure would allow the Fund to realize economies of scale as it grows. The Board decided that this particular factor was moot with respect to the Core Sub-Advisory Agreement because Core was paid out of the fees paid to TPL.

Notes to Financial Statements

March 31, 2019 (Unaudited) (Continued)

Timothy Plan Family of Funds

After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Core Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders. However, the Board requested that additional information be provided by Core at the next Meeting in May, 2018. Accordingly, the Board approved the reneal of the Core Sub-IA Agreement through May 31, 2018. In approving the renewal of the Core Sub-Advisory Agreement, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Core Sub-Advisory Agreement renewal.

James Investment Partners; Sub-Advisor to the Growth and Income Fund.

The Sub-Advisory Agreement between the Trust, TPL and James Investment Research, Inc. (“James”), on behalf of the Timothy Plan Growth and Income Fund, was last renewed by the Board at a meeting held for that purpose, among others, on February 21, 2019. The Board considered the following factors in arriving at its conclusions to renew the James Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by James in light of the services provided by James. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by James and paid out of the fees received by TPL were fair and reasonable in light of the services provided by James. Next, the Board discussed the nature, extent and quality of James’s services to the Fund. The Board noted that James had tendered its resignation, effective upon the approval by shareholders of a new sub-advisor. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the James Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders. Accordingly, the Board renewed the James Sub-Advisory Agreement for an additional one year period or until the Fund’s shareholders approved new sub-advisor, whichever should first occur. The Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the James Sub-Advisory Agreement renewal.

Expense Examples – (Unaudited)

March 31, 2019

As a shareholder of a Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs”, (in dollars) of investing in each Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2018, through March 31, 2019.

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

AGGRESSIVE GROWTH FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2018	3/31/2019	10/1/2018 through 3/31/2019
Actual - Class A *	$1,000.00	$ 913.90	$ 7.97
Hypothetical - Class A **	$1,000.00	$1,016.60	$ 8.40
Actual - Class C *	$1,000.00	$ 909.80	$11.52
Hypothetical - Class C **	$1,000.00	$1,012.86	$12.14
Actual - Class I *	$1,000.00	$ 915.20	$ 6.78
Hypothetical - Class I **	$1,000.00	$1,017.85	$ 7.14

*

Expenses are equal to the Fund’s annualized expense ratio of 1.67% for Class A, 2.42% for Class C and 1.42% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Aggressive Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (8.61)% for Class A, (9.02)% for Class C and (8.48)% for Class I for the period of October 1, 2018, to March 31, 2019.

**	Assumes a 5% return before expenses.

Expense Examples – (Unaudited)(Continued)

March 31, 2019

INTERNATIONAL FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2018	3/31/2019	10/1/2018 through 3/31/2019
Actual - Class A *	$1,000.00	$ 932.10	$ 8.24
Hypothetical - Class A **	$1,000.00	$1,016.40	$ 8.60
Actual - Class C *	$1,000.00	$ 928.30	$11.83
Hypothetical - Class C **	$1,000.00	$1,012.67	$12.34
Actual - Class I *	$1,000.00	$ 934.20	$ 7.04
Hypothetical - Class I **	$1,000.00	$1,017.65	$ 7.34

*

Expenses are equal to the Fund’s annualized expense ratio of 1.71% for Class A, 2.46% for Class C and 1.46% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The International Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (6.79)% for Class A, (7.17)% for Class C, and (6.58)% for Class I for the period of October 1, 2018, to March 31, 2019.

**	Assumes a 5% return before expenses.

LARGE/MID CAP GROWTH FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2018	3/31/2019	10/1/2018 through 3/31/2019
Actual - Class A *	$1,000.00	$ 949.00	$ 7.58
Hypothetical - Class A **	$1,000.00	$1,017.15	$ 7.85
Actual - Class C *	$1,000.00	$ 945.30	$11.20
Hypothetical - Class C **	$1,000.00	$1,013.41	$11.60
Actual - Class I *	$1,000.00	$ 950.80	$ 6.37
Hypothetical - Class I **	$1,000.00	$1,018.40	$ 6.59

*

Expenses are equal to the Fund’s annualized expense ratio of 1.56% for Class A, 2.31% for Class C and 1.31% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Large/Mid Cap Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (5.10)% for Class A, (5.47)% for Class C, and (4.92)% for Class I for the period of October 1, 2018, to March 31, 2019.

**	Assumes a 5% return before expenses.

SMALL CAP VALUE FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2018	3/31/2019	10/1/2018 through 3/31/2019
Actual - Class A *	$1,000.00	$ 912.90	$ 7.39
Hypothetical - Class A **	$1,000.00	$1,017.20	$ 7.80
Actual - Class C *	$1,000.00	$ 909.30	$10.95
Hypothetical - Class C **	$1,000.00	$1,013.46	$11.55
Actual - Class I *	$1,000.00	$ 914.10	$ 6.20
Hypothetical - Class I **	$1,000.00	$1,018.45	$ 6.54

*

Expenses are equal to the Fund’s annualized expense ratio of 1.55% for Class A, 2.30% for Class C and 1.30% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Large/Mid Cap Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (8.71)% for Class A, (9.07)% for Class C, and (8.59)% for Class I for the period of October 1, 2018, to March 31, 2019.

**	Assumes a 5% return before expenses.

Expense Examples – (Unaudited)(Continued)

March 31, 2019

LARGE/MID CAP VALUE FUND

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period
	10/1/2018	3/31/2019	10/1/2018 through 3/31/2019
Actual - Class A *	$1,000.00	$ 966.70	$ 6.96
Hypothetical - Class A **	$1,000.00	$1,017.85	$ 7.14
Actual - Class C *	$1,000.00	$ 963.20	$10.62
Hypothetical - Class C **	$1,000.00	$1,014.11	$10.90
Actual - Class I *	$1,000.00	$ 968.40	$ 5.74
Hypothetical - Class I **	$1,000.00	$1,019.10	$ 5.89

*

Expenses are equal to the Fund’s annualized expense ratio of 1.42% for Class A, 2.17% for Class C, and 1.17% for Class I which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Large/Mid Cap Value Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (3.33)% for Class A, (3.68)% for Class C, and (3.16)% for Class I for the period of October 1, 2018, to March 31, 2019.

**	Assumes a 5% return before expenses.

FIXED INCOME FUND

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period
	10/1/2018	3/31/2019	10/1/2018 through 3/31/2019
Actual - Class A *	$1,000.00	$1,039.00	$5.69
Hypothetical - Class A **	$1,000.00	$1,019.35	$5.64
Actual - Class C *	$1,000.00	$1,035.40	$9.49
Hypothetical - Class C **	$1,000.00	$1,015.61	$9.40
Actual - Class I *	$1,000.00	$1,039.60	$4.42
Hypothetical - Class I **	$1,000.00	$1,020.59	$4.38

*

Expenses are equal to the Fund’s annualized expense ratio of 1.12% for Class A, 1.87% for Class C, and 0.87% for Class I which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Fixed Income Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 3.90% for Class A, 3.54% for Class C, and 3.96% for Class I for the period of October 1, 2018, to March 31, 2019.

**	Assumes a 5% return before expenses.

HIGH YIELD BOND FUND

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period
	10/1/2018	3/31/2019	10/1/2018 through 3/31/2019
Actual - Class A *	$1,000.00	$1,030.20	$ 7.24
Hypothetical - Class A **	$1,000.00	$1,017.80	$ 7.19
Actual - Class C *	$1,000.00	$1,025.50	$11.01
Hypothetical - Class C **	$1,000.00	$1,014.06	$10.95
Actual - Class I *	$1,000.00	$1,031.60	$ 5.98
Hypothetical - Class I **	$1,000.00	$1,019.05	$ 5.94

**

Expenses are equal to the Fund’s annualized expense ratio of 1.43% for Class A, 2.18% for Class C, and 1.18% for Class I which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The High Yield Bond Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 3.02% for Class A, 2.55% for Class C, and 3.16% for Class I for the period of October 1, 2018, to March 31, 2019.

**	Assumes a 5% return before expenses.

Expense Examples – (Unaudited)(Continued)

March 31, 2019

DEFENSIVE STRATEGIES FUND

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period
	10/1/2018	3/31/2019	10/1/2018 through 3/31/2019
Actual - Class A *	$1,000.00	$1,015.10	$ 6.78
Hypothetical - Class A **	$1,000.00	$1,018.20	$ 6.79
Actual - Class C *	$1,000.00	$1,010.60	$10.53
Hypothetical - Class C **	$1,000.00	$1,014.46	$10.55
Actual - Class I *	$1,000.00	$1,015.70	$ 5.53
Hypothetical - Class I **	$1,000.00	$1,019.45	$ 5.54

*

Expenses are equal to the Fund’s annualized expense ratio of 1.35% for Class A, 2.10% for Class C and 1.10% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Defensive Strategies Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 1.51% for Class A, 1.06% for Class C and 1.57% for Class I for the period of October 1, 2018, to March 31, 2019.

**	Assumes a 5% return before expenses.

STRATEGIC GROWTH FUND

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period
	10/1/2018	3/31/2019	10/1/2018 through 3/31/2019
Actual - Class A *	$1,000.00	$ 965.30	$5.54
Hypothetical - Class A **	$1,000.00	$1,019.30	$5.69
Actual - Class C *	$1,000.00	$ 961.30	$9.19
Hypothetical - Class C **	$1,000.00	$1,015.56	$9.45

*

Expenses are equal to the Fund’s annualized expense ratio of 1.13% for Class A and 1.88% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Strategic Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (3.47)% for Class A and (3.87)% for Class C for the six-month period of October 1, 2018, to March 31, 2019.

**	Assumes a 5% return before expenses.

CONSERVATIVE GROWTH FUND

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period
	10/1/2018	3/31/2019	10/1/2018 through 3/31/2019
Actual - Class A *	$1,000.00	$ 983.70	$5.39
Hypothetical - Class A **	$1,000.00	$1,019.50	$5.49
Actual - Class C *	$1,000.00	$ 980.00	$9.08
Hypothetical - Class C **	$1,000.00	$1,015.76	$9.25

*

Expenses are equal to the Fund’s annualized expense ratio of 1.09% for Class A and 1.84% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Conservative Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (1.63)% for Class A and (2.00)% for Class C for the six-month period of October 1, 2018, to March 31, 2019.

**	Assumes a 5% return before expenses.

Expense Examples – (Unaudited)(Continued)

March 31, 2019

ISRAEL COMMON VALUES FUND

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period
	10/1/2018	3/31/2019	10/1/2018 through 3/31/2019
Actual - Class A *	$1,000.00	$1,015.20	$ 9.04
Hypothetical - Class A **	$1,000.00	$1,015.96	$ 9.05
Actual - Class C *	$1,000.00	$1,011.80	$12.79
Hypothetical - Class C **	$1,000.00	$1,012.22	$12.79
Actual - Class I *	$1,000.00	$1,017.00	$ 7.79
Hypothetical - Class I **	$1,000.00	$1,017.20	$ 7.80

*

Expenses are equal to the Fund’s annualized expense ratio of 1.80% for Class A, 2.55% for Class C and 1.55% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Israel Common Values Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 1.52% for Class A, 1.18% for Class C and 1.70% for Class I for the period of October 1, 2018, to March 31, 2019.

**	Assumes a 5% return before expenses.

EMERGING MARKETS FUND

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period
	10/1/2018	3/31/2019	10/1/2018 through 3/31/2019
Actual - Class A *	$1,000.00	$1,023.70	$13.02
Hypothetical - Class A **	$1,000.00	$1,012.07	$12.94
Actual - Class C *	$1,000.00	$1,020.30	$16.77
Hypothetical - Class C **	$1,000.00	$1,008.33	$16.67
Actual - Class I *	$1,000.00	$1,025.50	$11.77
Hypothetical - Class I **	$1,000.00	$1,013.31	$11.70

*

Expenses are equal to the Fund’s annualized expense ratio of 2.58% for Class A, 3.33% for Class C and 2.33% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days to reflect the partial year period). The Emerging Markets Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 2.37% for Class A, 2.03% for Class C and 2.55% for Class I for the period of October 1, 2018, to March 31, 2019.

**	Assumes a 5% return before expenses.

GROWTH & INCOME FUND

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period
	10/1/2018	3/31/2019	10/1/2018 through 3/31/2019
Actual - Class A *	$1,000.00	$ 955.00	$ 7.90
Hypothetical - Class A **	$1,000.00	$1,016.85	$ 8.15
Actual - Class C *	$1,000.00	$ 952.30	$11.54
Hypothetical - Class C **	$1,000.00	$1,013.11	$11.90
Actual - Class I ***	$1,000.00	$ 956.90	$ 6.68
Hypothetical - Class I **	$1,000.00	$1,018.10	$ 6.89

*

Expenses are equal to the Fund’s annualized expense ratio of 1.62% for Class A, 2.37% for Class C and 1.37% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Growth & Income Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (4.50)% for Class A, (4.77)% for Class C and (4.31)% for Class I for the period of October 1, 2018, to March 31, 2019.

**	Assumes a 5% return before expenses.

Privacy Notice

FACTS	WHAT DOES THE TIMOTHY PLAN DO WITH YOUR PERSONAL
INFORMATION?

WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all information sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this Notice carefully to understand what we do.

WHAT?

The types of information we collect and share depend on the product or service you have with us. This information can include:

•  Social Security Number

•  Assets

•  Retirement Assets

•  Transaction History

•  Checking Account History

•  Purchase History

•  Account Balances

•  Account Transactions

•  Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this Notice.

HOW?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Timothy Plan chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information.	Does The Timothy Plan share?	Can you limit this sharing?
For our everyday business purposes-Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes-to offer our products and services to you.	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes-information about your transactions and experiences.	Yes	No
For our affiliates’ everyday business purposes-information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 800-662-0201

Who we are

Who is providing this Notice?	Timothy Plan Family of Mutual Funds
Timothy Partners, Ltd.
What we do
How does The Timothy Plan protect your personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does The Timothy Plan collect your	We collect your personal information, for example, when you
personal information?	• Open an account
• Provide account information
• Give us your contact information
• Make deposits or withdrawals from your account
• Make a wire transfer
• Tell us where to send the money
• Tell us who receives the money
• Show your government-issued ID
• Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only:
• Sharing for affiliates’ everyday business purposes- information about your creditworthiness.
• Affiliates from using your information to market to you.
• Sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
Timothy Partners, Ltd. is an affiliate of The Timothy Plan

Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies.
• The Timothy Plan does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products to you.
• The Timothy Plan does not jointly market.

Customer Identification Program

The Board of Trustees of the Trust has approved procedures designed to prevent and detect attempts to launder money as required under the USA PATRIOT Act. The day-to-day responsibility for monitoring and reporting any such activities has been delegated to the transfer agent, subject to the oversight and supervision of the Board.

Disclosures

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Funds voted proxies relating to Fund securities during the period ended June 30 of well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-800-732-0330 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov

HOW TO OBTAIN 1ST AND 3RD FISCAL QUARTER PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-800-732-0330.

BOARD OF TRUSTEES
Arthur D. Ally
Kenneth Blackwell
Joseph E. Boatwright
Rick Copeland
Deborah Honeycutt
Bill Johnson
John C. Mulder
Charles E. Nelson
Scott Preissler
Alan Ross
Mathew D. Staver
Patrice Tsague

OFFICERS
Arthur D. Ally, President
Joseph E. Boatwright, Secretary

INVESTMENT ADVISOR
Timothy Partners, Ltd.
1055 Maitland Center Commons
Maitland, FL 32751

DISTRIBUTOR
Timothy Partners, Ltd.
1055 Maitland Center Commons
Maitland, FL 32751

TRANSFER AGENT
Gemini Fund Services, LLC
17605 Wright St., Suite 2
Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

LEGAL COUNSEL David Jones & Assoc., P.C. 18630 Crosstimber San Antonio, TX 78258

HEADQUARTERS

For additional information or a prospectus, please call: 1-800-846-7526 Visit the Timothy Plan web site on the internet at: www.timothyplan.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds’ objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.

The Timothy Plan

1055 Maitland Center Commons

Maitland, Florida 32751

(800) 846-7526

www.timothyplan.com

invest@timothyplan.com

SHAREHOLDER SERVICES

Gemini Fund Services, LLC

17605 Wright St., Suite 2

Omaha, NE 68130

(800) 662-0201

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders. The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures within 90 days, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. NOT APPLICABLE.

Item 13. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The Timothy Plan

By	/s/ Arthur D. Ally
Arthur D. Ally, President/Principle Executive Officer & Treasurer/Principle Financial Officer

Date	6/7/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Arthur D. Ally
Arthur D. Ally, President/Principle Executive Officer & Treasurer/Principle Financial Officer

Date	6/7/19